Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.1%

U.S. Treasury Bills - 93.1%
0.03%, 1/13/22*	$29,481,000	$29,480,031
0.04%, 2/10/22*	30,315,000	30,312,295
0.04%, 3/10/22*	30,236,000	30,231,926
0.05%, 4/7/22*	31,225,000	31,217,656

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $121,245,033)		121,241,908

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $5,851,078)	233,000	5,850,630

TOTAL INVESTMENTS IN SECURITIES - 97.6% (Cost: $127,096,111)		127,092,538
Other Assets less Liabilities - 2.4%		3,083,117

NET ASSETS - 100.0%		$130,175,655

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2021 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2021
WisdomTree Floating Rate Treasury Fund+	$5,898,500	$502,250	$551,922	$(818)	$2,620	$5,850,630

+	There was no recognition of capital gain distributions or dividend income by the Fund from its investment in the affiliate during the period.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	12/3/2021	220,000	AUD	159,057	USD	$—	$(2,229)
Bank of America N.A.	12/3/2021	19,307,000	CAD	15,113,478	USD	177	—
Bank of America N.A.	12/3/2021	115,000	CHF	123,243	USD	2,025	—
Bank of America N.A.	12/3/2021	660,000	CNH	103,244	USD	417	—
Bank of America N.A.	12/3/2021	700,000	EUR	787,650	USD	6,235	—
Bank of America N.A.	12/3/2021	230,000	GBP	307,797	USD	—	(1,908)
Bank of America N.A.	12/3/2021	38,275,000	JPY	332,369	USD	6,245	—
Bank of America N.A.	12/3/2021	5,825,000	MXN	274,476	USD	—	(2,884)
Bank of America N.A.	12/3/2021	16,669,402	USD	12,180,000	GBP	470,594	—
Bank of America N.A.	12/3/2021	14,379,369	USD	297,440,000	MXN	511,169	—
Bank of America N.A.	1/6/2022	15,659,545	USD	19,995,000	CAD	—	(320)
Bank of Montreal	12/3/2021	5,015,316	USD	5,874,390,000	KRW	70,252	—
Barclays Bank PLC	12/3/2021	854,000	AUD	617,772	USD	—	(8,996)
Barclays Bank PLC	12/3/2021	1,844,000	CAD	1,457,893	USD	—	(14,397)
Barclays Bank PLC	12/3/2021	546,000	CHF	588,106	USD	6,648	—
Barclays Bank PLC	12/3/2021	2,404,000	CNH	375,922	USD	1,656	—
Barclays Bank PLC	12/3/2021	3,000,000	EUR	3,387,230	USD	15,133	—
Barclays Bank PLC	12/3/2021	1,042,000	GBP	1,400,810	USD	—	(15,000)
Barclays Bank PLC	12/3/2021	27,841,000	INR	374,257	USD	—	(3,836)
Barclays Bank PLC	12/3/2021	286,022,000	INR	3,812,102	USD	—	(6,612)
Barclays Bank PLC	12/3/2021	207,546,000	JPY	1,820,803	USD	15,327	—
Barclays Bank PLC	12/3/2021	502,309,000	KRW	421,400	USD	1,444	—
Barclays Bank PLC	12/3/2021	5,196,152,000	KRW	4,390,941	USD	—	(16,818)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2021

Barclays Bank PLC	12/3/2021	25,458,000	MXN	1,218,978	USD	—	(31,993)
Barclays Bank PLC	12/3/2021	17,409,032	USD	21,545,000	CAD	543,454	—
Barclays Bank PLC	12/3/2021	47,281,993	USD	40,875,000	EUR	924,790	—
Barclays Bank PLC	12/3/2021	4,331,305	USD	325,660,000	INR	—	(1,564)
Barclays Bank PLC	1/6/2022	3,875,885	USD	291,920,000	INR	4,600	—
Barclays Bank PLC	1/6/2022	4,525,719	USD	5,358,225,000	KRW	16,941	—
Citibank N.A.	12/3/2021	263,000	AUD	192,923	USD	—	(5,443)
Citibank N.A.	12/3/2021	569,000	CAD	453,511	USD	—	(8,094)
Citibank N.A.	12/3/2021	168,000	CHF	182,559	USD	442	—
Citibank N.A.	12/3/2021	741,000	CNH	116,021	USD	362	—
Citibank N.A.	12/3/2021	1,078,000	EUR	1,234,389	USD	—	(11,806)
Citibank N.A.	12/3/2021	321,000	GBP	430,847	USD	—	(3,932)
Citibank N.A.	12/3/2021	8,587,000	INR	115,172	USD	—	(923)
Citibank N.A.	12/3/2021	6,960,000	INR	93,373	USD	—	(771)
Citibank N.A.	12/3/2021	64,003,000	JPY	562,100	USD	4,125	—
Citibank N.A.	12/3/2021	154,929,000	KRW	131,239	USD	—	(820)
Citibank N.A.	12/3/2021	136,000,000	KRW	114,228	USD	257	—
Citibank N.A.	12/3/2021	7,849,000	MXN	381,355	USD	—	(15,393)
Citibank N.A.	12/3/2021	268,938,000	MXN	12,538,946	USD	342	—
Citibank N.A.	1/6/2022	13,206,407	USD	285,215,000	MXN	—	(1,593)
HSBC Holdings PLC	12/3/2021	24,820,000	CNH	3,898,262	USD	24	—
HSBC Holdings PLC	12/3/2021	7,710,000	INR	103,475	USD	—	(894)
HSBC Holdings PLC	12/3/2021	93,000,000	KRW	78,125	USD	162	—
HSBC Holdings PLC	12/3/2021	7,508,323	USD	9,980,000	AUD	394,058	—
HSBC Holdings PLC	12/3/2021	130,799	USD	180,000	AUD	2,486	—
HSBC Holdings PLC	12/3/2021	305,260	USD	385,000	CAD	3,880	—
HSBC Holdings PLC	12/3/2021	6,979,179	USD	6,385,000	CHF	24,047	—
HSBC Holdings PLC	12/3/2021	123,969	USD	115,000	CHF	—	(1,300)
HSBC Holdings PLC	12/3/2021	78,382	USD	500,000	CNH	—	(150)
HSBC Holdings PLC	12/3/2021	832,366	USD	735,000	EUR	—	(1,213)
HSBC Holdings PLC	12/3/2021	296,837	USD	220,000	GBP	4,248	—
HSBC Holdings PLC	12/3/2021	380,339	USD	43,400,000	JPY	—	(3,615)
HSBC Holdings PLC	12/3/2021	260,111	USD	5,390,000	MXN	8,801	—
HSBC Holdings PLC	1/6/2022	3,941,917	USD	25,165,000	CNH	—	(433)
JP Morgan Chase Bank N.A.	12/3/2021	8,948,000	AUD	6,378,546	USD	56	—
JP Morgan Chase Bank N.A.	12/3/2021	10,832,000	GBP	14,405,899	USD	134	—
JP Morgan Chase Bank N.A.	12/3/2021	2,160,966,000	JPY	19,117,587	USD	163	—
JP Morgan Chase Bank N.A.	12/3/2021	139,137	USD	185,000	AUD	7,259	—
JP Morgan Chase Bank N.A.	12/3/2021	319,319	USD	395,000	CAD	10,110	—
JP Morgan Chase Bank N.A.	12/3/2021	126,589	USD	115,000	CHF	1,320	—
JP Morgan Chase Bank N.A.	12/3/2021	78,014	USD	500,000	CNH	—	(517)
JP Morgan Chase Bank N.A.	12/3/2021	853,593	USD	735,000	EUR	20,014	—
JP Morgan Chase Bank N.A.	12/3/2021	300,583	USD	220,000	GBP	7,994	—
JP Morgan Chase Bank N.A.	12/3/2021	75,929	USD	5,705,000	INR	25	—
JP Morgan Chase Bank N.A.	12/3/2021	370,313	USD	42,210,000	JPY	—	(3,113)
JP Morgan Chase Bank N.A.	12/3/2021	88,226	USD	104,000,000	KRW	679	—
JP Morgan Chase Bank N.A.	12/3/2021	259,615	USD	5,430,000	MXN	6,440	—
JP Morgan Chase Bank N.A.	1/6/2022	6,754,193	USD	9,470,000	AUD	—	(6)
JP Morgan Chase Bank N.A.	1/6/2022	15,047,803	USD	11,305,000	GBP	—	(122)
JP Morgan Chase Bank N.A.	1/6/2022	19,266,197	USD	2,176,090,000	JPY	—	(53)
UBS AG	12/3/2021	60,000	AUD	43,331	USD	—	(560)
UBS AG	12/3/2021	165,000	CAD	129,916	USD	—	(753)
UBS AG	12/3/2021	440,000	CAD	347,224	USD	—	(2,788)
UBS AG	12/3/2021	110,000	CHF	117,933	USD	1,889	—
UBS AG	12/3/2021	5,676,000	CHF	6,183,094	USD	—	(270)
UBS AG	12/3/2021	480,000	CNH	75,066	USD	324	—
UBS AG	12/3/2021	790,000	EUR	887,880	USD	8,076	—
UBS AG	12/3/2021	36,777,000	EUR	41,725,676	USD	—	(16,102)
UBS AG	12/3/2021	195,000	GBP	261,131	USD	—	(1,791)
UBS AG	12/3/2021	42,345,000	JPY	368,718	USD	5,902	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2021

UBS AG	12/3/2021	190,000	MXN	9,031	USD	—	(172)
UBS AG	12/3/2021	4,375,623	USD	28,105,000	CNH	—	(38,614)
UBS AG	12/3/2021	77,411	USD	5,755,000	INR	842	—
UBS AG	12/3/2021	21,302,693	USD	2,427,525,000	JPY	—	(173,265)
UBS AG	12/3/2021	87,963	USD	104,000,000	KRW	415	—
UBS AG	1/6/2022	6,306,402	USD	5,780,000	CHF	482	—
UBS AG	1/6/2022	43,030,015	USD	37,870,000	EUR	16,502	—

						$3,128,967	$(401,063)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$121,241,908	$—	$121,241,908
Exchange-Traded Fund	5,850,630	—	—	5,850,630

Total Investments in Securities	$5,850,630	$121,241,908	$—	$127,092,538

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3,128,967	$—	$3,128,967
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(401,063)	$—	$(401,063)

Total - Net	$5,850,630	$123,969,812	$—	$129,820,442

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 63.4%

U.S. Treasury Bills - 63.4%
0.04%, 3/10/22*	$12,238,000	$12,236,351
0.05%, 4/7/22*	12,979,000	12,975,947

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $25,213,571)		25,212,298

	Shares
EXCHANGE-TRADED FUND - 4.6%

United States - 4.6%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $1,822,572)	72,600	1,822,986

	Principal Amount
REPURCHASE AGREEMENT - 30.3%

United States - 30.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 12/1/21; Proceeds at maturity - $12,060,020 (fully collateralized by U.S. Treasury Bond STRIPS, zero coupon due 8/15/40 - 2/15/41, U.S. Treasury Note, 1.63% due 5/15/31; Market value including accrued interest - $12,301,244) (Cost: $12,060,000)	$12,060,000	12,060,000

TOTAL INVESTMENTS IN SECURITIES - 98.3% (Cost: $39,096,143)		39,095,284
Other Assets less Liabilities - 1.7%		666,008

NET ASSETS - 100.0%		$39,761,292

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2021 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2021
WisdomTree Floating Rate Treasury Fund+	$1,822,260	$—	$—	$—	$726	$1,822,986

+	There was no recognition of capital gain distributions or dividend income by the Fund from its investment in the affiliate during the period.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	1/14/2022	92,000,000	CNY	14,134,927	USD	$241,976	$—
Citibank N.A.	12/13/2021	628,512	USD	4,027,000	CNH	—	(2,593)
Citibank N.A.	1/14/2022	648,610	USD	4,167,000	CNH	—	(2,784)
Goldman Sachs	2/17/2022	105,000,000	CNY	16,282,351	USD	81,832	—
Goldman Sachs	3/14/2022	37,770,000	CNY	5,864,907	USD	9,602	—
HSBC Holdings PLC	12/13/2021	41,550,000	CNH	6,382,870	USD	128,780	—
HSBC Holdings PLC	12/13/2021	5,870,585	USD	37,523,000	CNH	—	(9,960)
Morgan Stanley & Co. International	1/14/2022	43,000,000	CNH	6,596,827	USD	125,024	—
Royal Bank of Canada	1/14/2022	1,387,121	USD	8,916,000	CNY	—	(6,188)
Royal Bank of Canada	2/17/2022	1,578,303	USD	10,175,000	CNY	—	(7,465)

						$587,214	$(28,990)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

November 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$25,212,298	$—	$25,212,298
Exchange-Traded Fund	1,822,986	—	—	1,822,986
Repurchase Agreement	—	12,060,000	—	12,060,000

Total Investments in Securities	$1,822,986	$37,272,298	$—	$39,095,284

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$587,214	$—	$587,214
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(28,990)	$—	$(28,990)

Total - Net	$1,822,986	$37,830,522	$—	$39,653,508

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 66.6%

U.S. Treasury Bills - 66.6%
0.04%, 3/10/22*	$3,612,000	$3,611,513
0.05%, 4/7/22*	5,508,000	5,506,705

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $9,118,699)		9,118,218

	Shares
EXCHANGE-TRADED FUND - 5.1%

United States - 5.1%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $692,919)	27,600	693,036

	Principal Amount
REPURCHASE AGREEMENT - 31.7%

United States - 31.7%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 12/1/21; Proceeds at maturity - $4,350,007 (fully collateralized by U.S. Treasury Bond, 1.63% due 5/15/31; Market value including accrued interest - $4,437,075) (Cost: $4,350,000)	$4,350,000	4,350,000

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $14,161,618)		14,161,254
Other Assets less Liabilities - (3.4)%		(464,076)

NET ASSETS - 100.0%		$13,697,178

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2021

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2021 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2021
WisdomTree Floating Rate Treasury Fund+	$567,260	$125,563	$—	$—	$213	$693,036

+	There was no recognition of capital gain distributions or dividend income by the Fund from its investment in the affiliate during the period.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	2/9/2022	119,810	USD	768,000	CNH	$—	$(0)^
Citibank N.A.	2/4/2022	875,245,000	CLP	1,075,993	USD	—	(33,133)
Citibank N.A.	2/4/2022	4,068,855,000	COP	1,075,176	USD	—	(66,903)
Citibank N.A.	2/4/2022	35,850,000	THB	1,075,624	USD	—	(13,525)
Citibank N.A.	2/4/2022	122,344	USD	680,000	BRL	3,608	—
Citibank N.A.	2/4/2022	120,447	USD	97,149,000	CLP	4,693	—
Citibank N.A.	2/4/2022	115,077	USD	451,628,000	COP	3,162	—
Citibank N.A.	2/4/2022	116,827	USD	2,445,000	MXN	4,469	—
Citibank N.A.	2/4/2022	116,549	USD	476,000	PLN	1,967	—
Citibank N.A.	2/4/2022	116,135	USD	8,588,000	RUB	2,230	—
Citibank N.A.	2/4/2022	114,432	USD	1,192,000	TRY	27,373	—
Citibank N.A.	2/4/2022	118,008	USD	1,815,000	ZAR	5,721	—
Citibank N.A.	2/9/2022	6,920,000	CNH	1,073,051	USD	6,493	—
Goldman Sachs	2/4/2022	6,130,000	BRL	1,069,621	USD	749	—
Goldman Sachs	2/4/2022	81,515,000	INR	1,077,179	USD	676	—
Goldman Sachs	2/4/2022	54,690,000	PHP	1,068,602	USD	13,515	—
Goldman Sachs	2/4/2022	119,160	USD	1,705,896,000	IDR	931	—
Goldman Sachs	2/4/2022	120,721	USD	9,048,000	INR	1,081	—
Goldman Sachs	2/4/2022	120,989	USD	6,070,000	PHP	885	—
Goldman Sachs	2/7/2022	1,259,620,000	KRW	1,073,406	USD	—	(15,936)
Goldman Sachs	2/7/2022	4,480,000	MYR	1,075,759	USD	—	(19,956)
Goldman Sachs	2/7/2022	118,466	USD	139,813,000	KRW	1,090	—
Goldman Sachs	2/7/2022	119,042	USD	497,000	MYR	1,914	—
HSBC Holdings PLC	2/4/2022	15,368,930,000	IDR	1,072,500	USD	—	(7,337)
HSBC Holdings PLC	2/4/2022	121,655	USD	3,979,000	THB	3,773	—
JP Morgan Chase Bank N.A.	2/4/2022	22,030,000	MXN	1,067,285	USD	—	(54,910)
JP Morgan Chase Bank N.A.	2/4/2022	4,290,000	PLN	1,081,692	USD	—	(49,009)
JP Morgan Chase Bank N.A.	2/4/2022	77,375,000	RUB	1,078,543	USD	—	(52,298)
JP Morgan Chase Bank N.A.	2/4/2022	10,735,000	TRY	1,076,282	USD	—	(292,241)
JP Morgan Chase Bank N.A.	2/4/2022	16,355,000	ZAR	1,069,105	USD	—	(57,279)

						$84,330	$(662,527)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$9,118,218	$—	$9,118,218
Exchange-Traded Fund	693,036	—	—	693,036
Repurchase Agreement	—	4,350,000	—	4,350,000

Total Investments in Securities	$693,036	$13,468,218	$—	$14,161,254

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$84,330	$—	$84,330
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(662,527)	$—	$(662,527)

Total - Net	$693,036	$12,890,021	$—	$13,583,057

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2021

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 97.3%

Argentina - 2.4%
Arcor SAIC
6.00%, 7/6/23	$500,000	$492,439
MercadoLibre, Inc.
2.38%, 1/14/26	200,000	193,000
3.13%, 1/14/31	400,000	372,263
YPF S.A.
8.50%, 7/28/25(a)	200,000	150,875
8.50%, 6/27/29(b)	263,000	188,689

Total Argentina		1,397,266

Austria - 0.5%
Suzano Austria GmbH
7.00%, 3/16/47(b)	226,000	276,963

Brazil - 7.8%
Arcos Dorados Holdings, Inc.
5.88%, 4/4/27(b)	200,000	206,411
Braskem Netherlands Finance B.V.
4.50%, 1/31/30(b)	400,000	401,570
Centrais Eletricas Brasileiras S.A.
4.63%, 2/4/30(b)	200,000	194,281
CSN Resources S.A.
4.63%, 6/10/31(b)	325,000	294,287
Fibria Overseas Finance Ltd.
5.50%, 1/17/27	306,000	338,092
Hidrovias International Finance Sarl
4.95%, 2/8/31(b)	325,000	282,750
Itau Unibanco Holding S.A.
4.63%, 2/27/25, (4.625% fixed rate until 2/27/25; 5-year Constant Maturity Treasury Rate + 3.222% thereafter)(b)(c)(d)	300,000	275,287
3.88%, 4/15/31, (3.875% fixed rate until 1/15/26; 5-year Constant Maturity Treasury Rate + 3.446% thereafter)(b)(c)	275,000	260,549
Klabin Finance S.A.
4.88%, 9/19/27(b)	300,000	319,508
Minerva Luxembourg S.A.
5.88%, 1/19/28(b)	200,000	213,615
4.38%, 3/18/31(b)	275,000	259,531
Natura Cosmeticos S.A.
4.13%, 5/3/28(a)	200,000	190,500
4.13%, 5/3/28(b)	400,000	381,000
Petrobras Global Finance B.V.
7.38%, 1/17/27	200,000	231,250
5.60%, 1/3/31	200,000	207,604
St Marys Cement, Inc.
5.75%, 1/28/27(a)	300,000	335,389
5.75%, 1/28/27(b)	200,000	223,593

Total Brazil		4,615,217

Chile - 5.8%
Alfa Desarrollo SpA
4.55%, 9/27/51(b)	435,000	414,337
ATP Tower Holdings LLC
4.05%, 4/27/26(b)(e)	300,000	297,588
Celulosa Arauco y Constitucion S.A.
4.50%, 8/1/24	200,000	213,280
5.50%, 11/2/47	325,000	374,948
Colbun S.A.
3.95%, 10/11/27(b)	200,000	212,814
3.95%, 10/11/27(a)	250,000	266,017
Empresa Nacional del Petroleo
3.45%, 9/16/31(b)	200,000	187,900
Falabella S.A.
3.38%, 1/15/32(b)(e)	400,000	399,500
Inversiones CMPC S.A.
3.00%, 4/6/31(b)(e)	325,000	313,113
VTR Comunicaciones SpA
5.13%, 1/15/28(b)	461,000	474,553
4.38%, 4/15/29(b)	275,000	275,000

Total Chile		3,429,050

China - 3.0%
Alibaba Group Holding Ltd.
3.40%, 12/6/27(e)	500,000	533,203
Baidu, Inc.
3.08%, 4/7/25	200,000	208,405
Bank of China Ltd.
5.00%, 11/13/24(a)(e)	650,000	710,388
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(b)	300,000	297,318

Total China		1,749,314

Colombia - 7.1%
Banco Bilbao Vizcaya Argentaria Colombia S.A.
4.88%, 4/21/25(a)	200,000	208,019
Bancolombia S.A.
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(c)	635,000	632,142
Canacol Energy Ltd.
5.75%, 11/24/28(b)(e)	275,000	267,884
Ecopetrol S.A.
6.88%, 4/29/30	900,000	996,750
5.88%, 5/28/45	70,000	64,969
Geopark Ltd.
5.50%, 1/17/27(b)	375,000	357,000
Millicom International Cellular S.A.
4.50%, 4/27/31(b)(e)	500,000	500,250
Oleoducto Central S.A.
4.00%, 7/14/27(b)	250,000	250,907
Promigas S.A. ESP
3.75%, 10/16/29(b)	200,000	195,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2021

Investments	Principal Amount	Value
SierraCol Energy Andina LLC
6.00%, 6/15/28(b)	$300,000	$277,418
Transportadora de Gas Internacional S.A. ESP
5.55%, 11/1/28(b)	400,000	437,120

Total Colombia		4,187,759

Ghana - 0.8%
Tullow Oil PLC
10.25%, 5/15/26(b)	465,000	462,210

Hong Kong - 1.8%
Melco Resorts Finance Ltd.
4.88%, 6/6/25(a)(e)	200,000	198,085
5.75%, 7/21/28(b)	275,000	272,422
5.75%, 7/21/28(a)	325,000	321,953
5.38%, 12/4/29(a)	250,000	245,576

Total Hong Kong		1,038,036

India - 5.8%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(b)	200,000	210,467
Bharti Airtel International Netherlands B.V.
5.35%, 5/20/24(b)	323,000	349,851
Bharti Airtel Ltd.
4.38%, 6/10/25(a)	200,000	213,778
JSW Steel Ltd.
5.05%, 4/5/32(b)	600,000	585,000
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(b)(c)(d)	300,000	301,983
Reliance Industries Ltd.
3.67%, 11/30/27(b)	650,000	700,791
Summit Digitel Infrastructure Pvt. Ltd.
2.88%, 8/12/31(b)	350,000	337,034
Vedanta Resources Finance II PLC
13.88%, 1/21/24(b)	275,000	291,472
8.95%, 3/11/25(b)	450,000	431,122

Total India		3,421,498

Indonesia - 2.2%
Medco Bell Pte Ltd.
6.38%, 1/30/27(b)(e)	478,000	460,075
Pertamina Persero PT
3.10%, 1/21/30(b)	250,000	253,473
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/27(a)	541,000	579,796

Total Indonesia		1,293,344

Ireland - 1.9%
C&W Senior Financing DAC
6.88%, 9/15/27(a)	600,000	629,247
Credit Bank of Moscow Via CBOM Finance PLC
3.88%, 9/21/26(b)	500,000	471,750

Total Ireland		1,100,997

Israel - 4.5%
Bank Hapoalim BM
3.26%, 1/21/32, (3.255% fixed rate until 1/21/32; 5-year Constant Maturity Treasury Rate + 2.155% thereafter)(a)(b)(c)	475,000	473,694
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(c)	500,000	500,391
Israel Electric Corp., Ltd.
4.25%, 8/14/28, Series GMTN(a)(b)	200,000	220,389
Mizrahi Tefahot Bank Ltd.
3.08%, 4/7/31, (3.077% fixed rate until 4/7/26; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(b)(c)	350,000	347,462
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/1/26	650,000	610,909
4.75%, 5/9/27	200,000	199,632
5.13%, 5/9/29	325,000	321,173

Total Israel		2,673,650

Jamaica - 0.1%
Digicel International Finance Ltd.
8.75%, 5/25/24(b)	81,000	83,499

Kazakhstan - 2.0%
KazMunayGas National Co. JSC
3.50%, 4/14/33(b)(e)	380,000	388,550
Tengizchevroil Finance Co. International Ltd.
3.25%, 8/15/30(b)(e)	798,000	789,222

Total Kazakhstan		1,177,772

Kuwait - 3.6%
Equate Petrochemical B.V.
4.25%, 11/3/26(a)	200,000	217,037
2.63%, 4/28/28(b)	350,000	349,300
2.63%, 4/28/28(a)	200,000	199,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2021

Investments	Principal Amount	Value
NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(a)(c)(d)	$400,000	$410,353
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year U.S. dollar Swap Rate + 2.832% thereafter)(b)(c)(d)	700,000	718,118
NBK Tier 1 Ltd.
3.63%, 8/24/26, (3.625% fixed rate until 8/24/26; 6-year U.S. dollar Swap Rate + 2.875% thereafter)(a)(c)(d)	200,000	198,125

Total Kuwait		2,092,533

Luxembourg - 2.3%
Altice Financing S.A.
5.75%, 8/15/29(b)	900,000	861,390
JBS Finance Luxembourg SARL
3.63%, 1/15/32(b)	475,000	472,549

Total Luxembourg		1,333,939

Malaysia - 1.0%
Genm Capital Labuan Ltd.
3.88%, 4/19/31(b)	375,000	370,682
Gohl Capital Ltd.
4.25%, 1/24/27(a)	200,000	208,125

Total Malaysia		578,807

Mexico - 6.4%
Alpek S.A.B. de C.V.
4.25%, 9/18/29(b)	400,000	421,438
4.25%, 9/18/29(a)	200,000	210,719
Banco Mercantil del Norte S.A.
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(c)(d)	200,000	214,491
Braskem Idesa SAPI
6.99%, 2/20/32(b)	500,000	490,000
Cemex S.A.B. de C.V.
5.13%, 6/8/26, (5.125% fixed rate until 6/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(b)(c)(d)	200,000	202,875
7.38%, 6/5/27(b)	200,000	219,055
5.20%, 9/17/30(a)	300,000	316,762
5.20%, 9/17/30(b)	200,000	211,175
Credito Real S.A.B. de C.V. SOFOM ER
8.00%, 1/21/28(b)(e)	500,000	326,175
Grupo Bimbo S.A.B. de C.V.
5.95%, 4/17/23, (5.95% fixed rate until 4/17/23; 5-year Constant Maturity Treasury Rate + 3.28% thereafter)(b)(c)(d)	400,000	414,762
Industrias Penoles S.A.B. de C.V.
4.75%, 8/6/50(b)(e)	335,000	358,725
Orbia Advance Corp. S.A.B. de C.V.
2.88%, 5/11/31(b)	400,000	393,350

Total Mexico		3,779,527

Morocco - 0.4%
OCP S.A.
6.88%, 4/25/44(a)	200,000	233,943

Netherlands - 1.7%
Sigma Finance Netherlands B.V.
4.88%, 3/27/28(b)	200,000	221,220
VEON Holdings B.V.
4.00%, 4/9/25(b)	550,000	563,063
3.38%, 11/25/27(a)	200,000	195,961

Total Netherlands		980,244

Oman - 1.8%
OQ SAOC
5.13%, 5/6/28(a)	250,000	250,938
5.13%, 5/6/28(b)	300,000	301,125
Oryx Funding Ltd.
5.80%, 2/3/31(b)	250,000	261,250
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	250,000	258,750

Total Oman		1,072,063

Panama - 1.6%
Aeropuerto Internacional de Tocumen S.A.
4.00%, 8/11/41(b)	325,000	329,699
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	625,000	637,672

Total Panama		967,371

Peru - 3.2%
Credicorp Ltd.
2.75%, 6/17/25(b)(e)	225,000	228,139
Inkia Energy Ltd.
5.88%, 11/9/27(a)	200,000	203,915
InRetail Consumer
3.25%, 3/22/28(b)	375,000	367,031
Southern Copper Corp.
5.25%, 11/8/42	200,000	248,500
5.88%, 4/23/45(e)	400,000	538,492
Volcan Cia Minera S.A.A.
4.38%, 2/11/26(b)	325,000	311,187

Total Peru		1,897,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2021

Investments	Principal Amount	Value
Poland - 0.8%
Canpack S.A.
3.13%, 11/1/25(b)	$465,000	$461,989

Qatar - 1.2%
Ooredoo International Finance Ltd.
2.63%, 4/8/31(b)	375,000	377,344
Qatar Energy
3.30%, 7/12/51(b)	325,000	333,328

Total Qatar		710,672

Russia - 6.6%
Alfa Bank AO Via Alfa Bond Issuance PLC
8.00%, 2/3/22, (8.00% fixed rate until 2/3/22; 5-year U.S. dollar Swap Rate + 6.66% thereafter)(a)(c)(d)	200,000	199,500
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(b)(c)	350,000	353,500
Evraz PLC
5.25%, 4/2/24(a)	500,000	528,250
Gazprom PJSC Via Gaz Capital S.A.
4.95%, 3/23/27(a)	335,000	363,894
8.63%, 4/28/34(a)	200,000	280,400
Gazprom PJSC Via Gaz Finance PLC
4.60%, 10/26/25, (4.599% fixed rate until 10/26/25; 5-year Constant Maturity Treasury Rate + 4.264% thereafter)(b)(c)(d)	225,000	229,781
Lukoil Capital DAC
3.60%, 10/26/31(b)	350,000	342,580
Lukoil Securities B.V.
3.88%, 5/6/30(b)	633,000	649,300
Phosagro OAO Via Phosagro Bond Funding DAC
2.60%, 9/16/28(b)	250,000	245,625
Severstal OAO Via Steel Capital S.A.
3.15%, 9/16/24(b)	200,000	205,305
3.15%, 9/16/24(a)	200,000	205,305
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)(b)(c)(d)	300,000	297,213

Total Russia		3,900,653

Saudi Arabia - 2.9%
Arabian Centres Sukuk II Ltd.
5.63%, 10/7/26(b)	200,000	194,500
S.A. Global Sukuk Ltd.
2.69%, 6/17/31(b)	200,000	200,500
2.69%, 6/17/31(a)	200,000	200,500
Saudi Arabian Oil Co.
3.50%, 4/16/29(a)	200,000	212,260
2.25%, 11/24/30(b)	700,000	677,250
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(a)	200,000	244,250

Total Saudi Arabia		1,729,260

Singapore - 1.2%
Oversea-Chinese Banking Corp., Ltd.
4.25%, 6/19/24(a)	250,000	267,949
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(b)(c)	425,000	423,321

Total Singapore		691,270

South Africa - 1.9%
AngloGold Ashanti Holdings PLC
6.50%, 4/15/40	256,000	310,452
Bidvest Group UK PLC (The)
3.63%, 9/23/26(b)	425,000	422,875
Sasol Financing USA LLC
4.38%, 9/18/26	375,000	371,719

Total South Africa		1,105,046

South Korea - 2.9%
Kookmin Bank
2.50%, 11/4/30(b)	475,000	470,832
Shinhan Financial Group Co., Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(b)(c)(d)	525,000	517,781
SK Hynix, Inc.
2.38%, 1/19/31(b)	300,000	290,813
Woori Bank
4.75%, 4/30/24(a)	400,000	431,694

Total South Korea		1,711,120

Tanzania - 0.6%
AngloGold Ashanti Holdings PLC
3.38%, 11/1/28	350,000	346,500

Thailand - 2.5%
Bangkok Bank PCL
5.00%, 9/23/25, (5.00% fixed rate until 9/23/25; 5-year Constant Maturity Treasury Rate + 4.729% thereafter)(b)(c)(d)	450,000	466,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2021

Investments	Principal Amount	Value
4.45%, 9/19/28(b)	$300,000	$345,933
PTTEP Treasury Center Co., Ltd.
3.90%, 12/6/59(b)	600,000	651,810

Total Thailand		1,464,329

Turkey - 3.9%
Akbank T.A.S.
6.80%, 2/6/26(a)	600,000	600,000
Turk Telekomunikasyon AS
6.88%, 2/28/25(b)	200,000	209,274
Turkiye Is Bankasi AS
6.13%, 4/25/24(a)	200,000	200,894
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(b)	500,000	529,420
Turkiye Vakiflar Bankasi TAO
6.50%, 1/8/26(b)	450,000	437,625
Yapi ve Kredi Bankasi AS
7.88%, 1/22/31, (7.875% fixed rate until 1/22/26; 5-year Constant Maturity Treasury Rate + 7.415% thereafter)(b)(c)	300,000	295,500

Total Turkey		2,272,713

United Arab Emirates - 4.1%
Abu Dhabi National Energy Co. PJSC
2.00%, 4/29/28(a)	400,000	396,000
2.00%, 4/29/28(b)	475,000	470,250
4.88%, 4/23/30(a)	200,000	236,936
DP World Ltd.
6.85%, 7/2/37(a)	100,000	131,720
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(b)	300,000	291,825
2.94%, 9/30/40(a)	200,000	197,250
2.94%, 9/30/40(b)	225,000	221,906
MAF Global Securities Ltd.
4.75%, 5/7/24(a)	200,000	213,750
MHP Lux S.A.
6.25%, 9/19/29(b)(e)	275,000	257,337

Total United Arab Emirates		2,416,974

United Kingdom - 0.6%
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(b)	350,000	357,369

Zambia - 0.4%
First Quantum Minerals Ltd.
6.88%, 3/1/26(b)	200,000	208,250

TOTAL FOREIGN CORPORATE BONDS (Cost: $57,996,924)		57,218,411

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%

Egypt - 0.3%
Egypt Government International Bond
7.60%, 3/1/29(b)	200,000	191,750

Ghana - 0.3%
Ghana Government International Bond
6.38%, 2/11/27(b)	200,000	165,250

Nigeria - 0.4%
Nigeria Government International Bond
6.50%, 11/28/27(a)	200,000	195,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $600,000)		552,500

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(f) (Cost: $3,777,220)	3,777,220	3,777,220

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $62,374,144)		61,548,131
Other Assets less Liabilities - (4.7)%		(2,760,953)

NET ASSETS - 100.0%		$58,787,178

(a)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of November 30, 2021 on securities with variable or step rates.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)

Security, or portion thereof, was on loan at November 30, 2021. At November 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,387,441 and the total market value of the collateral held by the Fund was $5,548,662. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,771,442.

(f)	Rate shown represents annualized 7-day yield as of November 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	47	3/22/22	$(6,148,188)	$(85,312)
Ultra 10 Year U.S. Treasury Note	34	3/22/22	(4,994,281)	(95,938)

			$(11,142,469)	$(181,250)

Long Exposure
2 Year U.S. Treasury Note	35	3/31/22	$7,655,703	$14,136
5 Year U.S. Treasury Note	20	3/31/22	2,427,969	17,781
U.S. Treasury Long Bond	6	3/22/22	972,750	20,378

			$11,056,422	$52,295

Total - Net			$(86,047)	$(128,955)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Corporate Bonds	$—	$57,218,411	$—	$57,218,411
Foreign Government Obligations	—	552,500	—	552,500
Investment of Cash Collateral for Securities Loaned	—	3,777,220	—	3,777,220

Total Investments in Securities	$—	$61,548,131	$—	$61,548,131

Financial Derivative Instruments
Futures Contracts[1]	$52,295	$—	$—	$52,295
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(181,250)	$—	$—	$(181,250)

Total - Net	$(128,955)	$61,548,131	$—	$61,419,176

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2021

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 87.5%

Brazil - 7.2%
Brazil Letras do Tesouro Nacional
6.26%, 7/1/22, Series LTN(a)	2,930,000	BRL	$487,332
6.38%, 7/1/23, Series LTN(a)	10,130,000	BRL	1,500,596
6.30%, 1/1/24, Series LTN(a)	10,290,000	BRL	1,447,539
9.41%, 7/1/24, Series LTN(a)	7,255,000	BRL	969,372
Brazil Notas do Tesouro Nacional
10.00%, 1/1/23, Series F	7,835,000	BRL	1,363,164
10.00%, 1/1/25, Series F	6,249,000	BRL	1,066,655
10.00%, 1/1/27, Series F	2,980,000	BRL	500,749
10.00%, 1/1/29, Series F	5,560,000	BRL	922,441
10.00%, 1/1/31, Series F	500,000	BRL	81,999

Total Brazil			8,339,847

Chile - 3.0%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	200,000,000	CLP	235,869
2.50%, 3/1/25	800,000,000	CLP	877,575
4.50%, 3/1/26	680,000,000	CLP	784,963
2.30%, 10/1/28(b)(c)	105,000,000	CLP	103,138
4.70%, 9/1/30(b)(c)	175,000,000	CLP	196,227
5.00%, 3/1/35	790,000,000	CLP	876,762
6.00%, 1/1/43, Series 30YR	380,000,000	CLP	462,191

Total Chile			3,536,725

China - 7.2%
China Development Bank
2.98%, 1/8/24, Series 2102	5,000,000	CNY	790,125
3.41%, 6/7/31, Series 2110	4,000,000	CNY	637,385
China Government Bond
3.02%, 10/22/25, Series INBK	800,000	CNY	127,224
3.22%, 12/6/25, Series 1828	1,800,000	CNY	288,566
3.25%, 6/6/26, Series 1907	3,550,000	CNY	571,008
3.12%, 12/5/26, Series 1916	2,250,000	CNY	360,288
2.85%, 6/4/27, Series INBK	1,700,000	CNY	267,573
3.25%, 11/22/28, Series 1827	8,000,000	CNY	1,286,838
3.29%, 5/23/29, Series 1906	5,000,000	CNY	807,407
3.13%, 11/21/29, Series 1915	4,000,000	CNY	638,133
2.68%, 5/21/30, Series INBK	2,970,000	CNY	457,251
3.81%, 9/14/50, Series INBK	3,000,000	CNY	503,409
Export-Import Bank of China (The)
3.28%, 2/11/24, Series 1905	5,000,000	CNY	794,444
3.14%, 4/2/24, Series 2103	5,000,000	CNY	792,812

Total China			8,322,463

Colombia - 7.0%
Colombian TES
10.00%, 7/24/24, Series B	4,958,700,000	COP	1,338,890
6.25%, 11/26/25, Series B	1,502,400,000	COP	362,662
7.50%, 8/26/26, Series B	5,104,300,000	COP	1,271,870
5.75%, 11/3/27, Series B	5,079,700,000	COP	1,142,726
6.00%, 4/28/28, Series B	1,845,600,000	COP	415,136
7.75%, 9/18/30, Series B	1,762,200,000	COP	426,082
7.00%, 3/26/31, Series B	3,300,000,000	COP	751,062
7.00%, 6/30/32, Series B	3,041,800,000	COP	684,550
7.25%, 10/18/34, Series B	2,210,400,000	COP	498,443
6.25%, 7/9/36, Series B	5,000,000,000	COP	1,006,287
7.25%, 10/26/50, Series B	850,000,000	COP	176,765

Total Colombia			8,074,473

Czech Republic - 1.9%
Czech Republic Government Bond
0.45%, 10/25/23, Series 97(b)	10,000,000	CZK	423,189
1.25%, 2/14/25, Series 120	10,000,000	CZK	423,810
0.25%, 2/10/27, Series 100	6,300,000	CZK	247,331
0.05%, 11/29/29, Series 130	15,000,000	CZK	548,375
1.20%, 3/13/31, Series 121	15,000,000	CZK	591,904

Total Czech Republic			2,234,609

Hungary - 1.8%
Hungary Government Bond
1.75%, 10/26/22, Series 22/B	66,770,000	HUF	203,042
6.00%, 11/24/23, Series 23/A	17,600,000	HUF	56,435
3.00%, 6/26/24, Series 24/B	168,940,000	HUF	507,146
1.00%, 11/26/25, Series 25/C	30,000,000	HUF	82,094
3.00%, 10/27/27, Series 27/A	266,740,000	HUF	767,895
3.00%, 8/21/30, Series 30/A	55,660,000	HUF	155,410
3.25%, 10/22/31, Series 31/A	72,870,000	HUF	204,716
2.25%, 4/20/33, Series 33/A	20,610,000	HUF	51,527
3.00%, 10/27/38, Series 38/A	27,000,000	HUF	70,157

Total Hungary			2,098,422

India - 5.0%
India Government Bond
7.68%, 12/15/23	30,000,000	INR	420,939
8.40%, 7/28/24	73,000,000	INR	1,050,330
7.59%, 3/20/29	100,000,000	INR	1,432,421
7.88%, 3/19/30	100,000,000	INR	1,462,027
9.20%, 9/30/30	90,920,000	INR	1,429,532

Total India			5,795,249

Indonesia - 11.2%
Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	8,465,000,000	IDR	647,176
8.13%, 5/15/24, Series FR77	8,178,000,000	IDR	625,234
6.50%, 6/15/25, Series FR81	13,200,000,000	IDR	974,159
5.50%, 4/15/26, Series FR86	2,000,000,000	IDR	142,210
8.38%, 9/15/26, Series FR56	16,931,000,000	IDR	1,341,122
6.13%, 5/15/28, Series FR64	12,300,000,000	IDR	874,461
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	804,961
8.25%, 5/15/29, Series FR78	3,520,000,000	IDR	276,857
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	948,054
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	699,610
8.25%, 6/15/32, Series FR58	11,549,000,000	IDR	914,574
8.38%, 3/15/34, Series FR68	16,000,000,000	IDR	1,260,115
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	817,608
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	904,211
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	242,676
8.38%, 4/15/39, Series FR79	10,000,000,000	IDR	793,158
7.50%, 4/15/40, Series FR83	4,000,000,000	IDR	295,982
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	115,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2021

Investments	Principal Amount†		Value
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24, Series PBS	5,000,000,000	IDR	$369,461

Total Indonesia			13,046,987

Malaysia - 6.7%
Malaysia Government Bond
3.48%, 6/14/24, Series 0319	1,000,000	MYR	242,029
4.18%, 7/15/24, Series 0114	1,560,000	MYR	383,809
3.96%, 9/15/25, Series 0115	2,890,000	MYR	712,714
3.91%, 7/15/26, Series 0119	465,000	MYR	113,780
3.90%, 11/16/27, Series 0417	4,410,000	MYR	1,082,502
3.89%, 8/15/29, Series 0219	3,190,000	MYR	776,962
2.63%, 4/15/31, Series 0220	2,000,000	MYR	441,106
3.83%, 7/5/34, Series 0419	1,485,000	MYR	351,131
4.76%, 4/7/37, Series 0317	1,832,000	MYR	464,038
3.76%, 5/22/40, Series 0519	1,500,000	MYR	338,448
4.07%, 6/15/50, Series 0120	1,315,000	MYR	303,239
Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	4,000,000	MYR	986,023
3.73%, 3/31/26, Series 0319	2,900,000	MYR	705,336
3.42%, 9/30/27, Series 0120	500,000	MYR	118,980
3.47%, 10/15/30, Series 0220	1,980,000	MYR	466,403
3.45%, 7/15/36, Series 0121	1,125,000	MYR	251,168

Total Malaysia			7,737,668

Mexico - 4.7%
Mexican Bonos
10.00%, 12/5/24, Series M 20	8,410,000	MXN	421,067
5.75%, 3/5/26, Series M	3,700,000	MXN	162,756
8.50%, 5/31/29, Series M 20	21,945,000	MXN	1,083,355
7.75%, 5/29/31, Series M	15,133,000	MXN	714,253
7.75%, 11/23/34, Series M	5,319,000	MXN	249,132
10.00%, 11/20/36, Series M 30	4,237,000	MXN	236,187
8.50%, 11/18/38, Series M 30	19,854,000	MXN	966,155
7.75%, 11/13/42, Series M	15,142,000	MXN	684,023
8.00%, 11/7/47, Series M	20,000,000	MXN	922,672

Total Mexico			5,439,600

Peru - 3.7%
Peru Government Bond
5.70%, 8/12/24	1,000,000	PEN	254,426
8.20%, 8/12/26	125,000	PEN	34,999
6.35%, 8/12/28	3,250,000	PEN	842,092
5.94%, 2/12/29	4,785,000	PEN	1,208,087
6.15%, 8/12/32	3,451,000	PEN	852,532
5.40%, 8/12/34	2,830,000	PEN	632,526
5.35%, 8/12/40	2,000,000	PEN	414,458

Total Peru			4,239,120

Philippines - 2.0%
Philippine Government International Bond
3.90%, 11/26/22	39,000,000	PHP	770,426
6.25%, 1/14/36	70,000,000	PHP	1,592,193

Total Philippines			2,362,619

Poland - 3.6%
Republic of Poland Government Bond
2.50%, 1/25/23, Series 0123	2,500,000	PLN	604,346
4.00%, 10/25/23, Series 1023	2,300,000	PLN	568,286
2.50%, 4/25/24, Series 0424	1,200,000	PLN	287,826
0.75%, 4/25/25, Series 0425	1,630,000	PLN	365,914
2.50%, 7/25/26, Series 0726	4,095,000	PLN	965,562
2.50%, 7/25/27, Series 0727	3,505,000	PLN	818,192
2.75%, 10/25/29, Series 1029	585,000	PLN	138,050
1.25%, 10/25/30, Series 1030	2,215,000	PLN	461,336

Total Poland			4,209,512

Romania - 1.8%
Romania Government Bond
3.50%, 12/19/22, Series 7Y	1,110,000	RON	250,928
5.85%, 4/26/23, Series 10Y	1,470,000	RON	341,179
4.00%, 10/25/23, Series 3Y	565,000	RON	127,775
3.25%, 4/29/24, Series 7Y	950,000	RON	210,159
4.75%, 2/24/25, Series 10Y	1,410,000	RON	321,290
4.85%, 4/22/26, Series 7Y	1,000,000	RON	227,009
5.80%, 7/26/27, Series 15Y	1,080,000	RON	253,528
4.15%, 1/26/28, Series 8Y	940,000	RON	202,403
5.00%, 2/12/29, Series 10Y	500,000	RON	111,273
3.65%, 9/24/31, Series 15Y	500,000	RON	98,106

Total Romania			2,143,650

Russia - 11.7%
Russian Federal Bond - OFZ
7.00%, 1/25/23, Series 6211	18,349,000	RUB	242,638
7.00%, 8/16/23, Series 6215	39,505,000	RUB	519,476
6.50%, 2/28/24, Series 6223	73,910,000	RUB	953,868
7.40%, 7/17/24, Series 6227	114,500,000	RUB	1,498,265
7.10%, 10/16/24, Series 6222	67,486,000	RUB	874,699
4.50%, 7/16/25, Series 6234	62,046,000	RUB	732,302
7.15%, 11/12/25, Series 6229	58,668,000	RUB	753,718
7.75%, 9/16/26, Series 6219	58,000,000	RUB	759,516
7.95%, 10/7/26, Series 6226	49,063,000	RUB	648,237
8.15%, 2/3/27, Series 6207	43,606,000	RUB	580,687
7.05%, 1/19/28, Series 6212	84,885,000	RUB	1,068,360
5.70%, 5/17/28, Series 6236	25,000,000	RUB	292,796
6.90%, 5/23/29, Series 6224	55,000,000	RUB	684,904
7.65%, 4/10/30, Series 6228	24,000,000	RUB	310,940
6.90%, 7/23/31, Series 6239	21,500,000	RUB	264,210
8.50%, 9/17/31, Series 6218	52,440,000	RUB	719,984
7.70%, 3/23/33, Series 6221	71,865,000	RUB	930,819
7.25%, 5/10/34, Series 6225	55,860,000	RUB	696,150
6.10%, 7/18/35, Series 6233	45,500,000	RUB	508,370
7.70%, 3/16/39, Series 6230	38,765,000	RUB	500,877

Total Russia			13,540,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2021

Investments	Principal Amount†		Value
South Africa - 4.8%
Republic of South Africa Government Bond
8.00%, 1/31/30, Series 2030	5,655,000	ZAR	$318,728
7.00%, 2/28/31, Series R213	10,267,000	ZAR	525,958
8.25%, 3/31/32, Series 2032	13,000,000	ZAR	711,097
8.88%, 2/28/35, Series 2035	11,810,000	ZAR	645,976
6.25%, 3/31/36, Series R209	12,301,600	ZAR	524,153
8.50%, 1/31/37, Series 2037	11,000,000	ZAR	569,444
9.00%, 1/31/40, Series 2040	9,300,000	ZAR	495,276
6.50%, 2/28/41, Series R214	4,005,000	ZAR	162,840
8.75%, 1/31/44, Series 2044	12,665,000	ZAR	650,068
8.75%, 2/28/48, Series 2048	18,120,000	ZAR	924,825

Total South Africa			5,528,365

Thailand - 2.0%
Thailand Government Bond
2.00%, 12/17/22	6,000,000	THB	180,827
0.75%, 6/17/24	3,025,000	THB	89,818
1.45%, 12/17/24	9,565,000	THB	289,149
0.95%, 6/17/25	7,000,000	THB	207,837
3.85%, 12/12/25	5,480,000	THB	180,850
2.13%, 12/17/26	4,000,000	THB	124,114
2.88%, 12/17/28	3,615,000	THB	116,842
4.88%, 6/22/29	5,067,000	THB	184,877
3.65%, 6/20/31	9,000,000	THB	310,861
1.60%, 6/17/35	6,130,000	THB	168,625
3.40%, 6/17/36	11,285,000	THB	376,795
2.88%, 6/17/46	3,985,000	THB	121,019

Total Thailand			2,351,614

Turkey - 2.2%
Turkey Government Bond
11.00%, 3/2/22	5,620,000	TRY	419,032
12.20%, 1/18/23	8,000,000	TRY	559,131
16.20%, 6/14/23	4,830,000	TRY	342,951
9.00%, 7/24/24	733,000	TRY	42,756
8.00%, 3/12/25	4,657,000	TRY	244,112
12.60%, 10/1/25	3,815,000	TRY	227,560
10.60%, 2/11/26	2,290,000	TRY	124,695
11.00%, 2/24/27	6,586,000	TRY	342,252
10.50%, 8/11/27	3,410,000	TRY	169,502
11.70%, 11/13/30	1,905,000	TRY	94,190

Total Turkey			2,566,181

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $120,367,558)			101,567,920

SUPRANATIONAL BONDS - 9.1%
European Bank for Reconstruction & Development
6.45%, 12/13/22	7,910,000,000	IDR	563,185
European Investment Bank
7.63%, 1/12/22	18,000,000	MXN	839,713
5.50%, 1/23/23	7,000,000	MXN	319,519
7.50%, 7/30/23	38,000,000	MXN	1,776,440
8.13%, 12/21/26	9,740,000	ZAR	634,285
8.00%, 5/5/27(b)	18,500,000	ZAR	1,196,037
Inter-American Development Bank
7.50%, 12/5/24	8,000,000	MXN	370,886
International Bank for Reconstruction & Development
8.25%, 12/21/26	6,675,000	ZAR	434,804
International Finance Corp.
5.75%, 3/2/23	22,000,000	MXN	1,002,476
7.00%, 7/20/27	35,000,000	MXN	1,585,868
7.50%, 1/18/28	31,000,000	MXN	1,431,169
5.50%, 2/28/28	34,850,000	RUB	435,079

TOTAL SUPRANATIONAL BONDS (Cost: $11,307,090)			10,589,461

REPURCHASE AGREEMENT - 0.1%

United States - 0.1%

Citigroup, Inc., tri-party repurchase agreement dated 11/30/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 12/1/21; Proceeds at maturity - $50,000 (fully collateralized by U.S. Treasury Bond STRIPS, zero coupon due 11/15/40 - 2/15/41, U.S. Treasury Note, 1.63% due 5/15/31; Market value including accrued interest - $51,066)

(Cost: $50,000)	$50,000		50,000

TOTAL INVESTMENTS IN SECURITIES - 96.7% (Cost: $131,724,648)			112,207,381
Other Assets less Liabilities - 3.3%			3,843,140

NET ASSETS - 100.0%			$116,050,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2021

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2021.
(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	12/1/2021	405,932	USD	5,817,005,600	IDR	$—	$(213)
Bank of America N.A.	3/15/2022	8,000,000	MXN	362,159	USD	2,833	—
Bank of Montreal	12/15/2021	159,744	USD	12,000,000	INR	174	—
Bank of Montreal	12/15/2021	573,349	USD	2,388,000	MYR	9,373	—
Barclays Bank PLC	12/15/2021	4,850,000	MYR	1,162,595	USD	—	(17,166)
Citibank N.A.	12/1/2021	1,520,000	PLN	365,393	USD	2,086	—
Goldman Sachs	12/1/2021	1,761,360	BRL	313,242	USD	—	(1,422)
HSBC Holdings PLC	12/1/2021	371,639	USD	5,329,308,600	IDR	—	(454)
HSBC Holdings PLC	12/15/2021	2,000,000	TRY	225,101	USD	—	(75,356)
JPMorgan Chase & Co.	12/1/2021	1,390,400,421	COP	345,527	USD	1,405	—
JPMorgan Chase & Co.	12/1/2021	290,457	USD	4,164,564,880	IDR	—	(314)
JPMorgan Chase & Co.	12/2/2021	735,270	USD	4,700,000	CNH	—	(1,771)
JPMorgan Chase & Co.	12/15/2021	204,778	USD	2,000,000	TRY	55,032	—
Standard Chartered Bank	12/15/2021	1,359,169	USD	101,078,000	INR	15,077	—
UBS AG	3/15/2022	4,000,000	MXN	182,518	USD	—	(22)

						$85,980	$(96,718)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$101,567,920	$—	$101,567,920
Supranational Bonds	—	10,589,461	—	10,589,461
Repurchase Agreement	—	50,000	—	50,000

Total Investments in Securities	$—	$112,207,381	$—	$112,207,381

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$85,980	$—	$85,980
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(96,718)	$—	$(96,718)

Total - Net	$—	$112,196,643	$—	$112,196,643

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 100.0%

U.S. Treasury Notes - 100.0%
U.S. Treasury Floating Rate Notes
0.10%, 1/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.049%)*	$478,219,000	$478,415,615
0.08%, 4/30/23, (3-month U.S. Treasury Bill Money Market Yield + 0.034%)*	477,934,000	478,020,234
0.08%, 7/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.029%)*	477,917,000	477,926,458
0.09%, 10/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.035%)*	310,667,000	310,658,531

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,744,942,588)		1,745,020,838
Other Assets less Liabilities - (0.0)%		(35,412)

NET ASSETS - 100.0%		$1,744,985,426

*	Floating rate note. Coupon shown is in effect at November 30, 2021. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,745,020,838	$—	$1,745,020,838

Total Investments in Securities	$—	$1,745,020,838	$—	$1,745,020,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.8%

United States - 96.8%
ACCO Brands Corp.
4.25%, 3/15/29(a)	$235,000	$230,676
AdaptHealth LLC
4.63%, 8/1/29(a)	122,000	119,728
Adient U.S. LLC
9.00%, 4/15/25(a)	120,000	127,672
ADT Security Corp. (The)
4.88%, 7/15/32(a)	389,000	385,550
Adtalem Global Education, Inc.
5.50%, 3/1/28(a)	460,000	444,213
AECOM
5.13%, 3/15/27	231,000	248,919
Albertsons Cos., Inc.
3.50%, 2/15/23(a)	20,000	20,243
3.25%, 3/15/26(a)	60,000	59,930
7.50%, 3/15/26(a)	30,000	32,070
4.63%, 1/15/27(a)	80,000	82,968
5.88%, 2/15/28(a)	180,000	189,578
3.50%, 3/15/29(a)	240,000	238,318
4.88%, 2/15/30(a)	220,000	234,511
Allison Transmission, Inc.
5.88%, 6/1/29(a)	719,000	769,553
Ally Financial, Inc.
5.75%, 11/20/25	106,000	120,053
AMC Networks, Inc.
5.00%, 4/1/24	245,000	247,222
4.75%, 8/1/25(b)	638,000	649,643
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	320,000	303,824
American Finance Trust, Inc.
4.50%, 9/30/28(a)	230,000	227,429
AmeriGas Partners L.P.
5.63%, 5/20/24	221,000	235,988
5.50%, 5/20/25	543,000	582,851
5.75%, 5/20/27	17,000	18,504
Amkor Technology, Inc.
6.63%, 9/15/27(a)	304,000	322,483
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	40,000	41,175
ANGI Group LLC
3.88%, 8/15/28(a)	230,000	218,976
Antero Midstream Partners L.P.
5.75%, 1/15/28(a)	587,000	604,017
Antero Resources Corp.
5.00%, 3/1/25(b)	100,000	101,116
7.63%, 2/1/29(a)	413,000	453,697
Apache Corp.
5.10%, 9/1/40	400,000	435,096
4.75%, 4/15/43(b)	516,000	551,078
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	240,000	229,831
APX Group, Inc.
6.75%, 2/15/27(a)	400,000	416,540
5.75%, 7/15/29(a)	430,000	421,026
Aramark Services, Inc.
6.38%, 5/1/25(a)	489,000	510,643
5.00%, 2/1/28(a)	477,000	481,918
Archrock Partners L.P.
6.25%, 4/1/28(a)	653,000	669,580
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	90,000	90,735
5.00%, 2/15/32(a)	420,000	423,112
ASGN, Inc.
4.63%, 5/15/28(a)	135,000	138,629
Audacy Capital Corp.
6.75%, 3/31/29(a)(b)	426,000	417,604
Avantor Funding, Inc.
4.63%, 7/15/28(a)	446,000	461,463
Avient Corp.
5.75%, 5/15/25(a)	150,000	155,697
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	190,000	180,774
B&G Foods, Inc.
5.25%, 4/1/25	351,000	357,258
5.25%, 9/15/27(b)	136,000	138,239
Ball Corp.
4.00%, 11/15/23	203,000	212,435
2.88%, 8/15/30	220,000	209,535
Bath & Body Works, Inc.
5.25%, 2/1/28	300,000	321,948
7.50%, 6/15/29(b)	345,000	385,386
6.63%, 10/1/30(a)	420,000	467,002
6.75%, 7/1/36	785,000	942,769
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)	903,000	947,030
Bed Bath & Beyond, Inc.
5.17%, 8/1/44(b)	347,000	304,801
Berry Global, Inc.
1.57%, 1/15/26	20,000	19,613
4.88%, 7/15/26(a)	536,000	557,301
Big River Steel LLC
6.63%, 1/31/29(a)	230,000	247,356
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	261,000	255,811
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	200,000	201,466
Boyd Gaming Corp.
4.75%, 12/1/27	600,000	608,634
Brink’s Co. (The)
4.63%, 10/15/27(a)	44,000	44,871
Brookfield Property REIT, Inc.
5.75%, 5/15/26(a)	463,000	478,265
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	256,000	272,215
Cable One, Inc.
4.00%, 11/15/30(a)	163,000	158,012
Caesars Entertainment, Inc.
6.25%, 7/1/25(a)	1,710,000	1,782,555
8.13%, 7/1/27(a)	120,000	131,986
4.63%, 10/15/29(a)	520,000	506,106
Caesars Resort Collection LLC
5.75%, 7/1/25(a)	120,000	125,026
California Resources Corp.
7.13%, 2/1/26(a)	10,000	10,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value
Calumet Specialty Products Partners L.P.
11.00%, 4/15/25(a)	$320,000	$349,363
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	362,000	345,265
CCO Holdings LLC
4.00%, 3/1/23(a)	243,000	243,333
5.13%, 5/1/27(a)	557,000	574,295
4.75%, 3/1/30(a)	920,000	944,279
4.50%, 8/15/30(a)	574,000	579,568
CDK Global, Inc.
5.00%, 10/15/24	10,000	10,927
5.25%, 5/15/29(a)	48,000	50,879
CDW LLC
5.50%, 12/1/24	108,000	117,842
4.13%, 5/1/25	144,000	148,175
4.25%, 4/1/28	164,000	169,140
Cedar Fair L.P.
5.50%, 5/1/25(a)	513,000	530,704
Centene Corp.
4.63%, 12/15/29	590,000	631,719
3.00%, 10/15/30	580,000	579,971
Central Garden & Pet Co.
4.13%, 10/15/30	200,000	200,140
CF Industries, Inc.
3.45%, 6/1/23	195,000	201,655
5.38%, 3/15/44	310,000	392,971
Change Healthcare Holdings LLC
5.75%, 3/1/25(a)	450,000	452,182
Charles River Laboratories International, Inc.
4.00%, 3/15/31(a)	360,000	362,869
Charter Communications Operating LLC
3.70%, 4/1/51	876,000	856,956
3.85%, 4/1/61	943,000	902,819
Chemours Co. (The)
5.38%, 5/15/27	111,000	115,828
5.75%, 11/15/28(a)	570,000	586,040
Churchill Downs, Inc.
5.50%, 4/1/27(a)	272,000	280,242
Cinemark USA, Inc.
5.25%, 7/15/28(a)	400,000	377,876
CIT Group, Inc.
4.75%, 2/16/24	10,000	10,584
3.93%, 6/19/24, (3.929% fixed rate until 6/19/23; Secured Overnight Financing Rate + 3.827% thereafter)(c)	10,000	10,371
5.25%, 3/7/25	20,000	21,790
Clarivate Science Holdings Corp.
3.88%, 7/1/28(a)	60,000	59,039
4.88%, 7/1/29(a)	620,000	608,325
Clean Harbors, Inc.
4.88%, 7/15/27(a)	30,000	31,050
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	923,000	964,387
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	330,000	347,582
3.75%, 2/15/31(a)	277,000	274,299
Cleveland-Cliffs, Inc.
9.88%, 10/17/25(a)	30,000	33,828
6.75%, 3/15/26(a)	130,000	137,660
5.88%, 6/1/27	140,000	144,777
4.63%, 3/1/29(a)	100,000	100,852
4.88%, 3/1/31(a)	390,000	393,841
CNX Resources Corp.
7.25%, 3/14/27(a)	406,000	429,779
Cogent Communications Group, Inc.
3.50%, 5/1/26(a)	70,000	70,554
CommScope Technologies LLC
6.00%, 6/15/25(a)	964,000	939,225
5.00%, 3/15/27(a)(b)	710,000	639,568
CommScope, Inc.
6.00%, 3/1/26(a)	326,000	334,049
8.25%, 3/1/27(a)	532,000	522,068
Community Health Systems, Inc.
6.63%, 2/15/25(a)	632,000	655,365
8.00%, 3/15/26(a)	714,000	747,529
8.00%, 12/15/27(a)	360,000	386,046
6.88%, 4/15/29(a)	891,000	878,891
4.75%, 2/15/31(a)	1,325,000	1,307,020
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	338,000	348,583
Comstock Resources, Inc.
6.75%, 3/1/29(a)	270,000	281,251
5.88%, 1/15/30(a)	670,000	672,754
Conduent Business Services LLC
6.00%, 11/1/29(a)	280,000	278,186
Consolidated Communications, Inc.
6.50%, 10/1/28(a)	466,000	484,673
Continental Resources, Inc.
4.50%, 4/15/23	200,000	206,984
4.90%, 6/1/44	258,000	286,948
CoreCivic, Inc.
8.25%, 4/15/26	400,000	412,408
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(a)(b)	347,000	363,750
Coty, Inc.
6.50%, 4/15/26(a)(b)	276,000	283,292
CQP Holdco L.P.
5.50%, 6/15/31(a)	560,000	568,232
Crestwood Midstream Partners L.P.
5.63%, 5/1/27(a)	474,000	475,578
6.00%, 2/1/29(a)	200,000	203,336
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	70,000	67,574
Crown Americas LLC
4.75%, 2/1/26	50,000	51,403
CSC Holdings LLC
5.25%, 6/1/24	834,000	867,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value
5.50%, 4/15/27(a)	$260,000	$267,322
7.50%, 4/1/28(a)	570,000	606,845
6.50%, 2/1/29(a)	400,000	423,544
5.75%, 1/15/30(a)	1,010,000	991,264
4.63%, 12/1/30(a)	350,000	325,885
3.38%, 2/15/31(a)	210,000	192,484
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	430,000	430,662
CVR Partners L.P.
9.25%, 6/15/23(a)	62,000	62,157
CyrusOne L.P.
3.45%, 11/15/29	10,000	10,686
Darling Ingredients, Inc.
5.25%, 4/15/27(a)	50,000	51,779
DaVita, Inc.
4.63%, 6/1/30(a)	380,000	375,805
3.75%, 2/15/31(a)	1,403,000	1,303,387
Del Monte Foods, Inc.
11.88%, 5/15/25(a)	167,000	185,088
Delta Air Lines, Inc.
3.63%, 3/15/22	1,012,000	1,014,540
2.90%, 10/28/24	50,000	50,080
4.38%, 4/19/28(b)	219,000	228,082
3.75%, 10/28/29(b)	44,000	43,153
Deluxe Corp.
8.00%, 6/1/29(a)	290,000	302,583
Devon Energy Corp.
5.00%, 6/15/45	169,000	204,826
Diamond Sports Group LLC
5.38%, 8/15/26(a)	1,876,000	832,944
6.63%, 8/15/27(a)	866,000	184,086
DISH DBS Corp.
5.88%, 7/15/22	1,036,000	1,052,783
5.00%, 3/15/23	244,000	248,233
5.88%, 11/15/24	1,143,000	1,159,802
7.75%, 7/1/26	1,174,000	1,207,999
Diversified Healthcare Trust
4.75%, 2/15/28(b)	308,000	291,719
4.38%, 3/1/31	611,000	571,517
Dycom Industries, Inc.
4.50%, 4/15/29(a)	246,000	248,239
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	407,000	425,580
4.13%, 4/1/29(a)	70,000	69,191
Elanco Animal Health, Inc.
5.27%, 8/28/23	10,000	10,577
5.90%, 8/28/28	220,000	252,131
Element Solutions, Inc.
3.88%, 9/1/28(a)	174,000	172,338
Enact Holdings, Inc.
6.50%, 8/15/25(a)	140,000	152,557
Encompass Health Corp.
4.75%, 2/1/30	345,000	348,750
Energizer Holdings, Inc.
4.38%, 3/31/29(a)	450,000	427,572
EnLink Midstream LLC
5.63%, 1/15/28(a)	110,000	114,481
EnLink Midstream Partners L.P.
4.40%, 4/1/24	161,000	166,083
4.15%, 6/1/25	208,000	213,248
5.45%, 6/1/47	240,000	233,530
EPR Properties
3.75%, 8/15/29	118,000	120,784
EQM Midstream Partners L.P.
6.50%, 7/1/27(a)	500,000	540,845
5.50%, 7/15/28	180,000	191,525
4.75%, 1/15/31(a)	500,000	505,640
6.50%, 7/15/48	500,000	580,590
FirstCash, Inc.
4.63%, 9/1/28(a)	130,000	129,649
Fluor Corp.
4.25%, 9/15/28(b)	389,000	395,092
Ford Motor Co.
9.63%, 4/22/30	508,000	737,301
5.29%, 12/8/46	657,000	743,494
Ford Motor Credit Co. LLC
3.22%, 1/9/22	70,000	70,127
3.35%, 11/1/22	90,000	91,153
4.14%, 2/15/23	660,000	675,451
3.66%, 9/8/24	20,000	20,674
4.39%, 1/8/26	10,000	10,581
4.54%, 8/1/26	180,000	192,598
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/1/25(a)	33,000	33,707
Freeport-McMoRan, Inc.
3.88%, 3/15/23	825,000	849,667
4.55%, 11/14/24	235,000	251,716
5.00%, 9/1/27	289,000	300,730
5.45%, 3/15/43	8,000	9,879
Gap, Inc. (The)
3.63%, 10/1/29(a)	150,000	143,995
3.88%, 10/1/31(a)	200,000	191,828
Gartner, Inc.
3.75%, 10/1/30(a)	201,000	200,749
Gates Global LLC
6.25%, 1/15/26(a)	357,000	366,368
Genesis Energy L.P.
8.00%, 1/15/27	250,000	250,155
7.75%, 2/1/28	998,000	979,747
Glatfelter Corp.
4.75%, 11/15/29(a)	180,000	183,586
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	240,000	242,873
Global Net Lease, Inc.
3.75%, 12/15/27(a)	190,000	185,147
GLP Capital L.P.
4.00%, 1/15/31	380,000	402,131
Go Daddy Operating Co. LLC
3.50%, 3/1/29(a)	457,000	436,060
Golden Nugget, Inc.
6.75%, 10/15/24(a)	500,000	500,370
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/26	546,000	559,868
4.88%, 3/15/27(b)	342,000	357,342
5.25%, 7/15/31(a)	889,000	930,116
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	260,000	262,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	$270,000	$275,899
Gray Television, Inc.
5.88%, 7/15/26(a)	338,000	348,282
7.00%, 5/15/27(a)	656,000	697,295
Greif, Inc.
6.50%, 3/1/27(a)	288,000	299,269
Griffon Corp.
5.75%, 3/1/28	423,000	436,388
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	520,000	514,956
GrubHub Holdings, Inc.
5.50%, 7/1/27(a)	187,000	188,797
Hanesbrands, Inc.
4.63%, 5/15/24(a)	362,000	378,203
4.88%, 5/15/26(a)(b)	277,000	295,914
HAT Holdings I LLC
3.38%, 6/15/26(a)	230,000	228,627
HCA, Inc.
5.88%, 5/1/23	254,000	268,844
5.38%, 2/1/25	937,000	1,023,494
3.50%, 9/1/30	451,000	469,965
HealthEquity, Inc.
4.50%, 10/1/29(a)	230,000	228,344
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	611,000	645,656
3.63%, 2/15/32(a)	514,000	499,685
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/29(a)	390,000	388,019
4.88%, 7/1/31(a)	260,000	256,919
HLF Financing Sarl LLC
4.88%, 6/1/29(a)	363,000	343,010
Holly Energy Partners L.P.
5.00%, 2/1/28(a)	200,000	199,296
Hologic, Inc.
3.25%, 2/15/29(a)	329,000	323,437
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	110,000	115,130
Hughes Satellite Systems Corp.
5.25%, 8/1/26	257,000	281,718
6.63%, 8/1/26(b)	292,000	326,719
Huntsman International LLC
4.50%, 5/1/29	50,000	55,824
IAA, Inc.
5.50%, 6/15/27(a)	30,000	31,152
iHeartCommunications, Inc.
8.38%, 5/1/27	600,000	632,484
5.25%, 8/15/27(a)	450,000	458,428
4.75%, 1/15/28(a)	560,000	557,486
Ingevity Corp.
3.88%, 11/1/28(a)	220,000	211,116
IQVIA, Inc.
5.00%, 5/15/27(a)	250,000	258,350
Iron Mountain, Inc.
4.88%, 9/15/27(a)	551,000	561,050
5.25%, 3/15/28(a)	273,000	281,294
5.25%, 7/15/30(a)	343,000	350,423
4.50%, 2/15/31(a)	1,216,000	1,196,410
iStar, Inc.
4.25%, 8/1/25	240,000	243,324
Jaguar Holding Co. II
4.63%, 6/15/25(a)	20,000	20,751
5.00%, 6/15/28(a)	10,000	10,720
JBS USA LUX S.A.
6.75%, 2/15/28(a)	140,000	151,096
6.50%, 4/15/29(a)	303,000	332,473
5.50%, 1/15/30(a)	11,000	11,828
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	288,000	282,977
4.50%, 6/1/31(a)(b)	205,000	199,188
KAR Auction Services, Inc.
5.13%, 6/1/25(a)	450,000	449,023
Kennedy-Wilson, Inc.
5.00%, 3/1/31	350,000	358,242
Koppers, Inc.
6.00%, 2/15/25(a)	250,000	254,677
Kraft Heinz Foods Co.
3.75%, 4/1/30	156,000	170,464
5.00%, 7/15/35	230,000	283,477
4.63%, 10/1/39	330,000	386,169
5.20%, 7/15/45	1,051,000	1,338,606
4.38%, 6/1/46	439,000	509,135
4.88%, 10/1/49	88,000	109,696
5.50%, 6/1/50	89,000	120,789
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/27(a)	385,000	383,129
Lamar Media Corp.
3.63%, 1/15/31	393,000	378,369
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	60,000	63,724
4.13%, 1/31/30(a)	100,000	99,821
4.38%, 1/31/32(a)	410,000	408,844
Lennar Corp.
4.50%, 4/30/24	100,000	106,974
Level 3 Financing, Inc.
3.63%, 1/15/29(a)	1,056,000	980,686
3.75%, 7/15/29(a)	402,000	375,609
Levi Strauss & Co.
3.50%, 3/1/31(a)	30,000	30,512
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(a)	490,000	497,247
Lithia Motors, Inc.
3.88%, 6/1/29(a)	30,000	30,482
4.38%, 1/15/31(a)	30,000	31,353
Live Nation Entertainment, Inc.
4.88%, 11/1/24(a)	30,000	30,237
6.50%, 5/15/27(a)	40,000	43,413
4.75%, 10/15/27(a)	590,000	590,389
3.75%, 1/15/28(a)	250,000	241,352
LPL Holdings, Inc.
4.00%, 3/15/29(a)	190,000	190,975
Lumen Technologies, Inc.
5.80%, 3/15/22, Series T	882,000	889,603
7.50%, 4/1/24, Series Y	54,000	58,626
5.63%, 4/1/25	501,000	524,657
5.13%, 12/15/26(a)	373,000	374,992
4.00%, 2/15/27(a)	482,000	480,978
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)(b)	250,000	266,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	$43,000	$44,697
Masonite International Corp.
5.38%, 2/1/28(a)	70,000	73,235
MasTec, Inc.
4.50%, 8/15/28(a)	130,000	134,048
Match Group Holdings II LLC
4.63%, 6/1/28(a)	50,000	50,814
4.13%, 8/1/30(a)	60,000	59,677
3.63%, 10/1/31(a)	90,000	84,846
Mattel, Inc.
3.38%, 4/1/26(a)	20,000	20,339
5.88%, 12/15/27(a)	10,000	10,712
3.75%, 4/1/29(a)	30,000	30,719
Maxim Crane Works Holdings Capital LLC
10.13%, 8/1/24(a)	169,000	173,727
MEDNAX, Inc.
6.25%, 1/15/27(a)(b)	397,000	414,397
MGIC Investment Corp.
5.25%, 8/15/28	130,000	135,043
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	478,000	512,684
5.75%, 2/1/27	588,000	665,181
MGM Resorts International
7.75%, 3/15/22	1,435,000	1,457,802
6.00%, 3/15/23	24,000	25,047
6.75%, 5/1/25	9,000	9,412
Michaels Cos., Inc.(The)
7.88%, 5/1/29(a)	1,057,000	1,050,362
MicroStrategy, Inc.
6.13%, 6/15/28(a)	260,000	262,920
Midwest Gaming Borrower LLC
4.88%, 5/1/29(a)	424,000	420,362
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	300,000	299,046
ModivCare, Inc.
5.88%, 11/15/25(a)	50,000	52,279
Molina Healthcare, Inc.
5.38%, 11/15/22	246,000	254,221
3.88%, 11/15/30(a)	393,000	395,244
Moog, Inc.
4.25%, 12/15/27(a)	227,000	230,984
MPH Acquisition Holdings LLC
5.75%, 11/1/28(a)(b)	807,000	722,128
MPT Operating Partnership L.P.
5.25%, 8/1/26	662,000	681,761
MSCI, Inc.
4.00%, 11/15/29(a)	462,000	479,875
Murphy Oil USA, Inc.
4.75%, 9/15/29	60,000	62,250
3.75%, 2/15/31(a)	90,000	86,840
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	911,000	942,001
5.13%, 12/15/30(a)	399,000	386,459
Navient Corp.
6.50%, 6/15/22	221,000	227,933
5.50%, 1/25/23	158,000	163,950
7.25%, 9/25/23	313,000	337,815
6.13%, 3/25/24	788,000	828,401
5.88%, 10/25/24	299,000	313,549
6.75%, 6/15/26	31,000	33,526
4.88%, 3/15/28	534,000	521,408
NCR Corp.
5.13%, 4/15/29(a)	464,000	469,800
6.13%, 9/1/29(a)	818,000	871,898
Newell Brands, Inc.
4.35%, 4/1/23	245,000	253,869
4.70%, 4/1/26	38,000	40,749
6.00%, 4/1/46	284,000	353,310
Newmark Group, Inc.
6.13%, 11/15/23	23,000	24,599
News Corp.
3.88%, 5/15/29(a)	241,000	237,378
Nexstar Media, Inc.
5.63%, 7/15/27(a)	783,000	813,099
4.75%, 11/1/28(a)	254,000	253,929
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	314,000	321,593
4.25%, 9/15/24(a)	55,000	57,515
Nielsen Finance LLC
5.88%, 10/1/30(a)	608,000	634,047
Nordstrom, Inc.
5.00%, 1/15/44(b)	578,000	538,257
NortonLifeLock, Inc.
5.00%, 4/15/25(a)	20,000	20,216
NRG Energy, Inc.
5.25%, 6/15/29(a)	767,000	796,806
3.63%, 2/15/31(a)	220,000	209,308
NuStar Logistics L.P.
6.00%, 6/1/26	300,000	319,860
5.63%, 4/28/27	344,000	353,051
6.38%, 10/1/30	235,000	250,315
Occidental Petroleum Corp.
6.95%, 7/1/24	100,000	110,100
2.90%, 8/15/24	826,000	829,263
3.50%, 6/15/25	252,000	253,590
3.40%, 4/15/26	123,000	122,052
6.63%, 9/1/30	400,000	480,664
7.50%, 5/1/31	440,000	555,548
6.45%, 9/15/36	288,000	358,263
4.10%, 2/15/47	581,000	555,767
4.40%, 8/15/49	956,000	944,738
Oceaneering International, Inc.
4.65%, 11/15/24	200,000	203,250
Olin Corp.
5.13%, 9/15/27	424,000	437,483
5.00%, 2/1/30	314,000	328,761
ON Semiconductor Corp.
3.88%, 9/1/28(a)	70,000	71,347
OneMain Finance Corp.
6.13%, 5/15/22	452,000	463,345
6.13%, 3/15/24	425,000	449,544
8.88%, 6/1/25	236,000	253,603
7.13%, 3/15/26	684,000	769,692
5.38%, 11/15/29	706,000	744,653
4.00%, 9/15/30	520,000	501,894
Option Care Health, Inc.
4.38%, 10/31/29(a)	190,000	189,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value

Outfront Media Capital LLC
4.25%, 1/15/29(a)	$250,000	$243,465
4.63%, 3/15/30(a)	343,000	337,738
Owens & Minor, Inc.
4.50%, 3/31/29(a)(b)	271,000	275,065
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)	604,000	631,210
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(a)	340,000	331,167
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/27(a)	300,000	288,531
Par Pharmaceutical, Inc.
7.50%, 4/1/27(a)	1,184,000	1,195,485
Park Intermediate Holdings LLC
5.88%, 10/1/28(a)	626,000	647,872
4.88%, 5/15/29(a)	60,000	60,207
Party City Holdings, Inc.
8.75%, 2/15/26(a)	470,000	475,306
Patterson-UTI Energy, Inc.
3.95%, 2/1/28(b)	199,000	194,875
PBF Holding Co. LLC
9.25%, 5/15/25(a)(b)	607,000	564,850
7.25%, 6/15/25	452,000	304,856
6.00%, 2/15/28(b)	470,000	281,981
PBF Logistics L.P.
6.88%, 5/15/23(b)	393,000	369,884
PDC Energy, Inc.
5.75%, 5/15/26	280,000	283,315
Penske Automotive Group, Inc.
3.50%, 9/1/25	20,000	20,401
3.75%, 6/15/29	70,000	68,403
Performance Food Group, Inc.
5.50%, 10/15/27(a)	60,000	61,977
4.25%, 8/1/29(a)	500,000	483,040
PGT Innovations, Inc.
4.38%, 10/1/29(a)	220,000	218,194
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	240,000	252,202
4.25%, 4/15/31(a)	264,000	276,894
Plains All American Pipeline L.P.
4.90%, 2/15/45	334,000	368,693
Plantronics, Inc.
4.75%, 3/1/29(a)(b)	309,000	278,872
Post Holdings, Inc.
5.75%, 3/1/27(a)	552,000	569,896
5.63%, 1/15/28(a)(b)	570,000	588,599
4.63%, 4/15/30(a)	862,000	855,121
4.50%, 9/15/31(a)	550,000	531,949
Premier Entertainment Sub LLC
5.63%, 9/1/29(a)	330,000	330,393
5.88%, 9/1/31(a)	390,000	391,739
Prestige Brands, Inc.
3.75%, 4/1/31(a)	232,000	222,469
Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	625,000	656,331
5.75%, 4/15/26(a)	432,000	457,246
6.25%, 1/15/28(a)	699,000	711,505
PROG Holdings, Inc.
6.00%, 11/15/29(a)	320,000	316,211
PTC, Inc.
4.00%, 2/15/28(a)	250,000	252,052
Qorvo, Inc.
4.38%, 10/15/29	211,000	222,976
QVC, Inc.
4.38%, 3/15/23	124,000	128,617
4.85%, 4/1/24	256,000	274,104
4.45%, 2/15/25	272,000	287,390
4.75%, 2/15/27	35,000	35,825
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	481,000	451,226
Radian Group, Inc.
6.63%, 3/15/25	158,000	172,792
Rattler Midstream L.P.
5.63%, 7/15/25(a)	30,000	31,138
Realogy Group LLC
9.38%, 4/1/27(a)	631,000	682,376
5.75%, 1/15/29(a)	265,000	268,347
Renewable Energy Group, Inc.
5.88%, 6/1/28(a)	70,000	71,809
RHP Hotel Properties L.P.
4.50%, 2/15/29(a)	431,000	420,415
Rite Aid Corp.
7.50%, 7/1/25(a)	280,000	279,653
8.00%, 11/15/26(a)	540,000	539,028
RLJ Lodging Trust L.P.
3.75%, 7/1/26(a)	60,000	59,621
4.00%, 9/15/29(a)	220,000	214,489
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	180,000	179,894
Sabra Health Care L.P.
5.13%, 8/15/26	30,000	33,298
3.20%, 12/1/31	190,000	186,221
Sabre GLBL, Inc.
9.25%, 4/15/25(a)	770,000	859,382
Sally Holdings LLC
5.63%, 12/1/25	166,000	169,292
SBA Communications Corp.
3.13%, 2/1/29(a)	175,000	166,418
Scientific Games International, Inc.
8.25%, 3/15/26(a)	1,100,000	1,159,620
7.00%, 5/15/28(a)	393,000	418,215
7.25%, 11/15/29(a)	442,000	488,202
Scotts Miracle-Gro Co. (The)
4.00%, 4/1/31(a)	257,000	250,287
Scripps Escrow II, Inc.
5.38%, 1/15/31(a)	335,000	337,047
Scripps Escrow, Inc.
5.88%, 7/15/27(a)	474,000	485,077
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	320,000	319,133
Select Medical Corp.
6.25%, 8/15/26(a)	487,000	511,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	$250,000	$245,985
Service Corp. International
4.63%, 12/15/27	442,000	460,882
3.38%, 8/15/30	172,000	166,075
Service Properties Trust
7.50%, 9/15/25	828,000	879,816
Silgan Holdings, Inc.
4.13%, 2/1/28	184,000	186,589
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	379,000	343,795
4.13%, 12/1/30(a)	346,000	313,607
Sirius XM Radio, Inc.
5.50%, 7/1/29(a)	622,000	661,211
4.13%, 7/1/30(a)	550,000	538,010
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	410,000	413,674
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	496,000	523,087
Skyworks Solutions, Inc.
1.80%, 6/1/26	20,000	20,034
3.00%, 6/1/31	40,000	40,581
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	140,000	138,090
4.88%, 11/15/31(a)	320,000	314,045
Spectrum Brands, Inc.
5.75%, 7/15/25	152,000	155,475
3.88%, 3/15/31(a)	159,000	154,095
Spirit AeroSystems, Inc.
7.50%, 4/15/25(a)	574,000	601,127
4.60%, 6/15/28(b)	392,000	372,000
Sprint Communications, Inc.
6.00%, 11/15/22	605,000	629,152
Sprint Corp.
7.88%, 9/15/23	642,000	707,086
7.13%, 6/15/24	322,000	360,891
7.63%, 3/1/26	302,000	357,221
Square, Inc.
2.75%, 6/1/26(a)	40,000	39,926
3.50%, 6/1/31(a)	130,000	132,077
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	463,000	481,622
SSL Robotics LLC
9.75%, 12/31/23(a)	549,000	591,871
Starwood Property Trust, Inc.
5.00%, 12/15/21	57,000	57,027
Station Casinos LLC
4.50%, 2/15/28(a)	300,000	300,240
Stericycle, Inc.
5.38%, 7/15/24(a)	498,000	510,156
Summit Materials LLC
5.25%, 1/15/29(a)	286,000	298,258
Summit Midstream Holdings LLC
8.50%, 10/15/26(a)	390,000	392,496
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	240,000	233,585
Sunoco L.P.
4.50%, 5/15/29	218,000	215,598
Syneos Health, Inc.
3.63%, 1/15/29(a)	158,000	155,940
T-Mobile USA, Inc.
4.00%, 4/15/22	704,000	709,449
2.88%, 2/15/31	450,000	437,058
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	228,000	244,826
TEGNA, Inc.
4.63%, 3/15/28	480,000	480,058
5.00%, 9/15/29	536,000	539,302
Teleflex, Inc.
4.63%, 11/15/27	40,000	41,385
4.25%, 6/1/28(a)	50,000	50,872
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	228,000	226,646
Tenet Healthcare Corp.
6.75%, 6/15/23	567,000	603,679
4.63%, 7/15/24	180,000	181,940
4.63%, 9/1/24(a)	875,000	892,500
4.88%, 1/1/26(a)	358,000	366,331
6.25%, 2/1/27(a)	292,000	302,830
6.13%, 10/1/28(a)	1,018,000	1,041,109
Tenneco, Inc.
5.00%, 7/15/26(b)	192,000	183,525
7.88%, 1/15/29(a)	100,000	107,190
Terex Corp.
5.00%, 5/15/29(a)	320,000	326,259
TerraForm Power Operating LLC
4.25%, 1/31/23(a)	719,000	727,786
4.75%, 1/15/30(a)	347,000	353,034
Thor Industries, Inc.
4.00%, 10/15/29(a)	150,000	147,349
Time Warner Cable LLC
4.50%, 9/15/42	60,000	66,057
TopBuild Corp.
4.13%, 2/15/32(a)	120,000	120,793
Townsquare Media, Inc.
6.88%, 2/1/26(a)	392,000	411,000
TransDigm, Inc.
8.00%, 12/15/25(a)	56,000	59,054
6.25%, 3/15/26(a)	569,000	590,650
6.38%, 6/15/26	957,000	985,882
7.50%, 3/15/27	628,000	655,933
5.50%, 11/15/27	73,000	73,586
4.88%, 5/1/29	1,413,000	1,375,372
Transocean, Inc.
11.50%, 1/30/27(a)	1,025,000	966,770
Travel & Leisure Co.
6.63%, 7/31/26(a)	195,000	211,388
TreeHouse Foods, Inc.
4.00%, 9/1/28(b)	233,000	221,245
TriNet Group, Inc.
3.50%, 3/1/29(a)	148,000	146,308
TripAdvisor, Inc.
7.00%, 7/15/25(a)	100,000	104,983
Tronox, Inc.
4.63%, 3/15/29(a)	613,000	595,027
TTM Technologies, Inc.
4.00%, 3/1/29(a)	70,000	68,024
Tutor Perini Corp.
6.88%, 5/1/25(a)(b)	386,000	387,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value

Twitter, Inc.
3.88%, 12/15/27(a)	$80,000	$83,477
Under Armour, Inc.
3.25%, 6/15/26	20,000	20,388
United Natural Foods, Inc.
6.75%, 10/15/28(a)	250,000	268,672
United Rentals North America, Inc.
5.50%, 5/15/27	193,000	200,952
3.88%, 11/15/27	380,000	394,797
4.88%, 1/15/28	243,000	254,659
5.25%, 1/15/30	343,000	370,402
3.88%, 2/15/31	90,000	90,450
United States Steel Corp.
6.88%, 3/1/29	390,000	409,005
Uniti Group L.P.
7.13%, 12/15/24(a)	808,000	823,918
7.88%, 2/15/25(a)	824,000	863,000
4.75%, 4/15/28(a)	440,000	429,304
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	50,000	52,298
Urban One, Inc.
7.38%, 2/1/28(a)	427,000	435,045
US Foods, Inc.
6.25%, 4/15/25(a)	300,000	313,323
4.75%, 2/15/29(a)	351,000	355,475
USA Compression Partners L.P.
6.88%, 4/1/26	602,000	616,352
Vail Resorts, Inc.
6.25%, 5/15/25(a)	20,000	20,953
Valvoline, Inc.
3.63%, 6/15/31(a)	299,000	287,378
Vector Group Ltd.
5.75%, 2/1/29(a)	594,000	565,185
VeriSign, Inc.
5.25%, 4/1/25	1,000	1,108
4.75%, 7/15/27	38,000	39,648
Vertiv Group Corp.
4.13%, 11/15/28(a)	270,000	270,432
ViacomCBS, Inc.
5.88%, 2/28/57, (5.875% fixed rate until 2/28/22; 3-month U.S. dollar London Interbank Offered Rate + 3.90% thereafter)(c)	537,800	538,279
VICI Properties LP
3.50%, 2/15/25(a)	377,000	382,335
3.75%, 2/15/27(a)(b)	282,000	289,264
4.13%, 8/15/30(a)	383,000	400,595
Victors Merger Corp.
6.38%, 5/15/29(a)(b)	438,000	410,051
Vine Energy Holdings LLC
6.75%, 4/15/29(a)	300,000	319,788
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	316,000	316,215
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	685,000	704,331
5.00%, 7/31/27(a)	537,000	544,207
4.38%, 5/1/29(a)	588,000	577,539
Vontier Corp.
1.80%, 4/1/26(a)	30,000	29,702
2.40%, 4/1/28(a)	40,000	39,062
2.95%, 4/1/31(a)	90,000	89,589
W&T Offshore, Inc.
9.75%, 11/1/23(a)	443,000	423,774
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	929,000	1,010,966
Western Digital Corp.
4.75%, 2/15/26	469,000	507,303
Western Midstream Operating L.P.
5.30%, 2/1/30(b)	266,000	286,801
5.30%, 3/1/48	670,000	778,031
6.50%, 2/1/50	385,000	441,414
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/24	20,000	21,320
3.20%, 6/15/25	20,000	20,982
3.45%, 11/15/26	30,000	31,952
4.95%, 9/15/28	40,000	45,703
William Carter Co. (The)
5.63%, 3/15/27(a)	242,000	250,102
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	243,000	248,970
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	160,000	155,304
WW International, Inc.
4.50%, 4/15/29(a)	90,000	83,682
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	130,000	131,443
Xerox Corp.
4.38%, 3/15/23	58,000	59,516
Xerox Holdings Corp.
5.50%, 8/15/28(a)	689,000	692,831
XHR L.P.
6.38%, 8/15/25(a)	150,000	157,149
XPO Logistics, Inc.
6.25%, 5/1/25(a)	341,000	355,302
Yum! Brands, Inc.
7.75%, 4/1/25(a)	209,000	220,687
3.63%, 3/15/31	90,000	87,448
Ziff Davis Inc
4.63%, 10/15/30(a)	383,000	386,259
ZoomInfo Technologies LLC
3.88%, 2/1/29(a)	170,000	166,649

TOTAL U.S. CORPORATE BONDS (Cost: $200,486,277)		200,087,667

FOREIGN CORPORATE BONDS - 0.5%

Canada - 0.3%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	300,000	301,395
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	299,000	296,366

Total Canada		597,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2021

Investments	Principal Amount	Value
Germany - 0.2%
Deutsche Bank AG
4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(c)	$470,000	$511,172

TOTAL FOREIGN CORPORATE BONDS (Cost: $1,088,871)		1,108,933

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(d) (Cost: $7,972,663)	7,972,663	7,972,663

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $209,547,811)		209,169,263
Other Assets less Liabilities - (1.1)%		(2,372,692)

NET ASSETS - 100.0%		$206,796,571

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at November 30, 2021. At November 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,726,521 and the total market value of the collateral held by the Fund was $9,270,193. The Fund also had securities on loan having a total market value of $252,919 that were sold and pending settlement. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,297,530.

(c)	Rate shown reflects the accrual rate as of November 30, 2021 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2021.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	130	3/31/22	$(28,435,469)	$(56,665)
5 Year U.S. Treasury Note	703	3/31/22	(85,343,102)	(653,507)
10 Year U.S. Treasury Note	190	3/22/22	(24,854,375)	(163,844)
U.S. Treasury Long Bond	2	3/22/22	(324,250)	(8,641)
U.S. Treasury Ultra Long Term Bond	13	3/22/22	(2,607,313)	(108,469)
Ultra 10 Year U.S. Treasury Note	122	3/22/22	(17,920,656)	(374,578)

			$(159,485,165)	$(1,365,704)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Corporate Bonds	$—	$200,087,667	$—	$200,087,667
Foreign Corporate Bonds	—	1,108,933	—	1,108,933
Investment of Cash Collateral for Securities Loaned	—	7,972,663	—	7,972,663

Total Investments in Securities	$—	$209,169,263	$—	$209,169,263

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,365,704)	$—	$—	$(1,365,704)

Total - Net	$(1,365,704)	$209,169,263	$—	$207,803,559

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.3%

Federal Home Loan Bank - 0.2%
3.38%, 9/8/23	$70,000	$73,475
3.38%, 12/8/23	65,000	68,637
1.50%, 8/15/24	85,000	86,612
3.25%, 11/16/28	65,000	72,742
5.50%, 7/15/36	15,000	22,022

Total Federal Home Loan Bank		323,488

Federal Home Loan Mortgage Corporation - 6.4%
3.00%, 4/1/27	23,018	24,120
3.00%, 7/1/27	38,485	40,326
2.50%, 3/1/28	21,146	21,936
2.50%, 4/1/28	54,437	56,570
3.50%, 1/1/29	20,900	22,133
2.50%, 6/1/29	36,148	37,534
3.00%, 8/1/29	20,316	21,395
2.50%, 1/1/30	21,490	22,313
2.50%, 2/1/30	30,814	32,021
3.00%, 4/1/30	33,144	34,828
2.50%, 5/1/30	124,749	129,595
3.00%, 3/1/31	94,108	98,697
2.50%, 12/1/31	33,459	34,780
3.00%, 12/1/31	31,230	32,759
3.00%, 7/1/32	202,540	212,523
6.25%, 7/15/32	379,000	550,706
3.50%, 9/1/32	92,627	98,237
2.50%, 11/1/32	16,379	17,015
3.00%, 11/1/32	48,771	51,162
3.00%, 1/1/33	15,222	15,972
3.00%, 9/1/33	28,147	29,832
4.00%, 11/1/33	11,123	11,734
4.00%, 5/1/34	30,187	32,629
3.50%, 8/1/34	15,657	16,767
3.00%, 3/1/35	40,721	42,657
3.00%, 5/1/35	23,713	24,815
3.50%, 6/1/35	20,193	21,523
2.50%, 8/1/35	85,026	88,122
2.00%, 9/1/35	69,244	71,037
2.50%, 10/1/35	66,398	68,816
2.50%, 1/1/36	41,517	43,341
1.50%, 5/1/36	23,731	23,880
1.00%, 8/1/36	48,756	48,034
1.50%, 8/1/36	48,088	48,368
4.00%, 10/1/37	37,656	40,515
5.50%, 4/1/38	25,544	29,203
2.00%, 11/1/40	42,199	42,908
4.50%, 12/1/40	34,692	38,333
1.50%, 1/1/41	99,141	98,141
2.00%, 1/1/41	22,127	22,499
2.00%, 2/1/41	45,110	45,868
4.00%, 2/1/41	156,400	171,014
2.00%, 3/1/41	69,213	70,358
2.00%, 4/1/41	164,650	167,374
2.00%, 8/1/41	219,932	223,570
2.00%, 11/1/41	49,840	50,664
3.50%, 3/1/42	30,801	33,097
3.50%, 6/1/42	377,000	405,046
3.00%, 6/1/43	40,224	42,443
3.00%, 7/1/43	58,989	62,669
3.00%, 8/1/43	61,782	65,191
4.00%, 12/1/43	11,240	12,267
3.00%, 1/1/44	61,182	64,570
3.50%, 9/1/44	51,783	55,614
4.00%, 9/1/44	34,244	37,326
3.50%, 1/1/45	19,075	20,361
4.00%, 4/1/45	121,059	131,049
4.50%, 7/1/45	19,474	21,517
3.50%, 8/1/45	32,388	34,593
4.00%, 8/1/45	20,359	22,045
3.50%, 9/1/45	39,988	42,702
4.00%, 11/1/45	21,814	23,620
3.00%, 1/1/46	249,195	262,703
4.00%, 2/1/46	50,132	54,269
3.50%, 3/1/46	22,202	23,706
3.00%, 4/1/46	6,965	7,308
3.50%, 4/1/46	37,515	39,952
3.00%, 5/1/46	90,347	95,276
3.50%, 5/1/46	9,785	10,421
3.00%, 9/1/46	200,597	210,554
4.50%, 9/1/46	48,364	53,439
3.00%, 10/1/46	41,889	43,970
3.00%, 11/1/46	40,422	42,410
4.00%, 11/1/46	13,427	14,511
3.50%, 12/1/46	51,102	54,422
3.00%, 2/1/47	8,980	9,422
3.50%, 2/1/47	90,555	96,438
4.00%, 2/1/47	10,694	11,557
4.50%, 4/1/47	10,423	11,336
3.50%, 5/1/47	9,684	10,247
4.50%, 5/1/47	17,235	18,744
4.00%, 7/1/47	60,926	65,211
3.50%, 8/1/47	54,472	57,639
4.00%, 8/1/47	26,173	28,016
3.00%, 10/1/47	31,802	33,313
3.50%, 10/1/47	77,012	81,491
3.50%, 11/1/47	188,292	200,956
3.50%, 12/1/47	59,563	63,009
4.00%, 2/1/48	22,552	24,138
3.50%, 7/1/48	49,285	51,966
4.00%, 7/1/48	96,642	104,878
4.00%, 8/1/48	64,649	69,649
3.00%, 11/1/48	246,446	258,569
5.00%, 3/1/49	43,788	47,900
3.50%, 7/1/49	296,106	315,441
3.50%, 8/1/49	178,927	190,283
3.50%, 10/1/49	93,825	99,951
5.00%, 10/1/49	18,022	19,715
3.00%, 12/1/49	343,564	359,547
3.00%, 1/1/50	84,332	88,255
3.00%, 2/1/50	70,044	73,182
3.00%, 4/1/50	105,520	110,978
3.50%, 4/1/50	143,694	153,349
2.50%, 5/1/50	135,865	139,288
4.00%, 5/1/50	98,297	106,339
2.50%, 6/1/50	215,737	221,173
3.00%, 6/1/50	622,122	651,529
2.50%, 7/1/50	302,390	310,333
2.50%, 8/1/50	106,877	109,847
2.00%, 9/1/50	66,117	66,331
2.00%, 10/1/50	31,322	31,424
2.50%, 10/1/50	298,753	307,023
1.50%, 12/1/50	71,098	68,894
2.00%, 1/1/51	183,942	184,540
2.50%, 1/1/51	80,889	82,945
3.00%, 1/1/51	111,168	115,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
4.50%, 1/1/51	$70,307	$76,133
1.50%, 2/1/51	46,844	45,391
2.00%, 2/1/51	401,228	402,531
2.00%, 3/1/51	142,397	142,859
2.50%, 3/1/51	129,006	132,296
1.50%, 4/1/51	287,373	277,961
2.00%, 5/1/51	238,791	239,143
1.50%, 6/1/51	486,908	470,960
2.00%, 9/1/51	1,014,846	1,016,718
2.50%, 9/1/51	514,224	527,938
2.00%, 10/1/51	596,598	597,709
2.50%, 10/1/51	199,116	204,903
2.00%, 11/1/51	473,560	474,259

Total Federal Home Loan Mortgage Corporation		14,772,723

Federal National Mortgage Association - 10.0%
4.00%, 9/1/25	11,919	12,592
5.50%, 10/1/25	21,304	22,758
4.00%, 7/1/26	3,129	3,301
1.88%, 9/24/26	914,000	942,946
3.50%, 10/1/26	26,765	28,266
3.00%, 11/1/26	18,596	19,485
3.50%, 12/1/26	5,336	5,635
3.00%, 6/1/27	42,928	45,054
3.00%, 9/1/27	20,701	21,694
2.50%, 8/1/28	17,615	18,267
3.00%, 9/1/28	37,057	38,826
3.00%, 11/1/28	9,110	9,564
3.00%, 7/1/29	35,148	36,917
7.25%, 5/15/30	100,000	146,064
0.88%, 8/5/30	35,000	33,071
3.00%, 9/1/30	18,261	19,181
3.50%, 4/1/31	20,932	22,186
2.50%, 6/1/31	15,005	15,591
2.50%, 7/1/31	15,463	16,067
2.50%, 10/1/31	383,738	398,772
3.50%, 11/1/31	42,496	44,994
2.50%, 4/1/32	19,980	20,842
3.50%, 4/1/32	31,687	33,822
2.50%, 9/1/32	54,804	57,271
3.00%, 10/1/32	57,120	59,915
3.50%, 11/1/32	49,942	52,954
2.50%, 12/1/32	8,334	8,654
2.50%, 1/1/33	51,871	53,865
3.50%, 1/1/33	17,153	18,187
3.50%, 2/1/33	38,419	40,847
3.00%, 4/1/33	28,664	30,026
3.00%, 6/1/33	43,893	46,257
6.00%, 2/1/34	36,880	42,373
4.00%, 3/1/34	37,746	39,930
2.50%, 5/1/34	24,734	25,632
3.00%, 6/1/34	10,816	11,333
4.00%, 8/1/34	10,758	11,625
3.00%, 12/1/34	29,796	31,515
3.00%, 1/1/35	12,238	12,822
2.50%, 5/1/35	24,387	25,279
2.00%, 7/1/35	64,303	65,968
2.50%, 7/1/35	60,685	62,902
2.50%, 8/1/35	59,226	61,616
2.00%, 9/1/35	16,528	16,956
2.50%, 9/1/35	32,566	33,756
3.50%, 9/1/35	29,438	31,376
1.50%, 10/1/35	46,342	46,668
2.00%, 10/1/35	117,819	120,964
1.50%, 11/1/35	19,703	19,841
1.50%, 12/1/35	136,480	137,439
2.00%, 12/1/35	375,781	385,763
3.50%, 1/1/36	10,219	10,892
2.50%, 2/1/36	19,210	19,931
1.50%, 3/1/36	22,118	22,246
2.00%, 3/1/36	89,842	92,275
1.50%, 4/1/36	242,703	244,245
2.00%, 5/1/36	47,279	48,557
3.00%, 6/1/36	53,279	56,019
3.50%, 7/1/36	25,430	27,146
3.00%, 9/1/36	110,087	115,750
1.50%, 10/1/36	49,723	50,036
2.00%, 10/1/36	49,148	50,425
1.50%, 11/1/36	100,000	100,582
2.00%, 11/1/36	49,639	50,929
3.00%, 11/1/36	61,120	64,810
3.00%, 2/1/37	42,718	44,916
3.50%, 7/1/37	24,205	25,762
5.50%, 8/1/37	219,835	249,690
3.50%, 4/1/38	13,289	14,055
4.50%, 9/1/39	12,185	13,456
2.50%, 3/1/40	27,852	28,687
3.00%, 4/1/40	42,806	44,569
2.50%, 5/1/40	22,621	23,452
3.00%, 6/1/40	17,665	18,393
4.50%, 8/1/40	23,644	26,112
2.00%, 9/1/40	18,929	19,247
2.50%, 9/1/40	69,124	71,662
5.50%, 9/1/40	44,117	50,424
2.00%, 11/1/40	41,837	42,538
2.50%, 12/1/40	40,138	41,605
3.50%, 12/1/40	84,117	90,267
1.50%, 3/1/41	23,182	22,905
2.00%, 3/1/41	23,122	23,502
2.50%, 3/1/41	47,436	49,550
2.00%, 4/1/41	23,574	23,964
1.50%, 5/1/41	71,697	70,840
2.50%, 5/1/41	80,858	83,940
1.50%, 6/1/41	48,124	47,549
2.00%, 6/1/41	72,045	73,231
1.50%, 7/1/41	48,394	47,816
1.50%, 10/1/41	49,613	48,963
2.50%, 10/1/41	49,600	51,490
2.00%, 11/1/41	149,587	152,033
3.50%, 6/1/42	7,991	8,583
4.00%, 7/1/42	57,990	63,300
4.00%, 9/1/42	170,240	186,015
3.50%, 12/1/42	39,390	42,307
3.00%, 1/1/43	65,097	68,851
3.00%, 4/1/43	48,504	51,168
3.00%, 5/1/43	150,033	158,390
3.50%, 5/1/43	14,432	15,494
3.00%, 6/1/43	77,965	82,792
4.00%, 6/1/43	5,096	5,563
3.00%, 8/1/43	210,362	222,209
3.50%, 8/1/43	120,646	129,528
3.00%, 9/1/43	55,308	58,355
4.00%, 11/1/43	9,369	10,222
3.00%, 2/1/44	44,804	47,334
4.00%, 2/1/44	66,521	72,576
4.50%, 2/1/44	98,428	109,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
4.50%, 5/1/44	$7,857	$8,659
4.00%, 9/1/44	47,326	51,571
4.00%, 10/1/44	74,788	81,498
3.50%, 2/1/45	74,369	79,878
5.00%, 2/1/45	40,657	45,881
3.50%, 3/1/45	44,215	47,208
3.50%, 4/1/45	47,608	50,900
3.50%, 6/1/45	82,956	88,900
3.50%, 8/1/45	44,330	47,396
3.50%, 12/1/45	119,968	128,087
3.00%, 1/1/46	63,917	67,381
3.50%, 1/1/46	98,490	105,157
3.50%, 2/1/46	23,830	25,443
3.50%, 4/1/46	8,306	8,843
3.00%, 5/1/46	51,980	54,542
3.50%, 5/1/46	18,022	19,185
4.50%, 5/1/46	47,873	52,177
3.50%, 6/1/46	100,256	106,730
4.00%, 7/1/46	13,591	14,683
3.00%, 9/1/46	42,790	44,899
3.50%, 9/1/46	56,958	60,813
3.00%, 10/1/46	14,422	15,133
4.00%, 10/1/46	15,033	16,241
2.50%, 11/1/46	9,846	10,178
3.00%, 11/1/46	218,743	230,279
3.50%, 11/1/46	15,412	16,455
4.50%, 11/1/46	24,246	26,662
3.50%, 12/1/46	107,637	114,587
3.00%, 1/1/47	34,285	35,974
4.00%, 1/1/47	108,117	116,804
3.00%, 2/1/47	18,748	19,672
4.00%, 2/1/47	12,497	13,502
4.00%, 3/1/47	11,490	12,295
4.00%, 5/1/47	30,103	32,214
4.00%, 8/1/47	40,641	43,769
3.50%, 9/1/47	93,530	100,232
3.50%, 11/1/47	11,889	12,576
4.50%, 11/1/47	76,061	82,698
3.00%, 12/1/47	67,727	71,065
3.50%, 12/1/47	44,956	47,554
3.50%, 1/1/48	116,208	124,458
4.00%, 1/1/48	71,024	76,005
3.00%, 4/1/48	60,725	64,061
4.00%, 4/1/48	263,488	283,827
4.50%, 5/1/48	24,527	26,358
4.50%, 6/1/48	270,313	290,491
4.50%, 7/1/48	164,727	178,594
4.00%, 8/1/48	25,236	26,909
4.00%, 9/1/48	359,944	387,729
4.50%, 9/1/48	16,673	17,917
4.00%, 11/1/48	25,049	27,177
3.00%, 12/1/48	62,186	65,250
4.00%, 1/1/49	52,647	56,339
5.00%, 5/1/49	60,495	66,407
4.00%, 6/1/49	98,588	106,198
4.50%, 7/1/49	18,967	20,519
3.00%, 9/1/49	143,392	150,738
4.00%, 9/1/49	136,908	146,412
3.00%, 10/1/49	88,906	92,882
4.00%, 10/1/49	204,301	217,477
2.50%, 1/1/50	70,958	72,741
3.00%, 1/1/50	49,537	51,437
3.50%, 1/1/50	111,492	118,564
4.50%, 1/1/50	104,785	113,439
3.00%, 3/1/50	59,980	63,053
4.00%, 3/1/50	83,993	90,492
4.50%, 3/1/50	104,036	112,726
5.00%, 3/1/50	193,886	211,973
3.00%, 4/1/50	112,348	116,629
3.50%, 4/1/50	634,935	675,321
3.50%, 5/1/50	159,473	169,619
4.50%, 5/1/50	98,993	106,783
2.50%, 6/1/50	648,531	664,869
4.00%, 6/1/50	199,286	214,383
2.50%, 7/1/50	253,869	260,605
3.00%, 7/1/50	173,864	181,236
2.50%, 8/1/50	137,569	141,034
3.00%, 8/1/50	34,257	36,251
2.00%, 9/1/50	222,932	223,656
2.50%, 9/1/50	233,320	239,949
2.00%, 10/1/50	370,293	372,054
2.50%, 11/1/50	196,182	201,979
1.50%, 12/1/50	93,763	90,856
2.00%, 12/1/50	556,580	558,387
2.50%, 12/1/50	381,559	392,648
3.00%, 12/1/50	76,483	79,398
1.50%, 1/1/51	46,804	45,353
2.00%, 1/1/51	94,176	94,481
2.50%, 1/1/51	476,683	490,591
2.00%, 2/1/51	250,736	251,550
2.50%, 2/1/51	513,755	527,942
3.00%, 2/1/51	416,486	434,085
1.50%, 3/1/51	33,592	32,525
2.00%, 3/1/51	666,599	670,007
1.50%, 4/1/51	81,502	78,832
2.00%, 4/1/51	858,998	860,613
2.00%, 5/1/51	721,737	723,812
2.50%, 5/1/51	288,478	295,926
3.00%, 5/1/51	138,657	144,568
1.50%, 6/1/51	491,737	476,115
2.00%, 6/1/51	242,263	243,024
3.00%, 7/1/51	96,617	101,106
2.00%, 9/1/51	49,238	49,338
3.00%, 11/1/51	124,707	130,743

Total Federal National Mortgage Association		23,138,713

Government National Mortgage Association - 5.8%
3.00%, 4/20/33	30,374	31,807
2.00%, 5/20/36	47,229	48,516
4.00%, 11/20/40	109,793	120,186
3.00%, 11/20/42	167,252	176,930
5.00%, 2/20/43	26,165	29,741
3.50%, 3/20/43	121,900	131,541
4.00%, 5/20/43	24,959	27,227
4.00%, 6/20/43	50,529	55,120
3.00%, 8/20/43	112,124	118,457
5.00%, 4/20/44	53,577	60,848
3.50%, 7/20/44	64,552	68,837
4.00%, 7/20/44	14,098	15,277
5.00%, 7/20/44	10,208	11,593
3.50%, 8/20/44	82,063	87,511
5.00%, 8/20/44	8,950	10,169
3.00%, 9/20/44	37,738	39,730
4.50%, 9/20/44	34,229	37,810
3.50%, 10/20/44	162,861	173,673
3.00%, 1/20/45	14,112	14,857
4.00%, 4/20/45	85,791	92,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
3.00%, 7/20/45	$105,225	$110,640
3.50%, 11/20/45	65,244	69,304
3.00%, 12/20/45	80,316	84,449
3.50%, 12/20/45	116,989	124,269
4.50%, 12/20/45	32,901	36,344
3.50%, 1/20/46	220,297	234,004
3.00%, 5/20/46	13,067	13,681
4.00%, 7/20/46	98,971	106,504
3.00%, 9/20/46	125,490	131,391
3.50%, 9/20/46	70,488	74,601
2.50%, 10/20/46	74,395	76,921
3.00%, 10/20/46	19,071	19,968
3.00%, 12/20/46	9,355	9,795
4.00%, 12/20/46	22,710	24,439
4.00%, 1/20/47	20,265	21,808
4.50%, 1/20/47	26,141	28,598
3.00%, 2/20/47	193,282	202,372
3.50%, 2/20/47	73,022	77,283
3.50%, 3/20/47	67,991	71,565
3.50%, 4/20/47	36,245	38,151
3.00%, 5/20/47	40,819	42,594
4.00%, 7/20/47	25,173	26,879
4.00%, 8/20/47	21,606	23,053
3.50%, 9/20/47	59,373	62,494
4.50%, 10/20/47	9,970	10,744
3.50%, 1/20/48	137,791	146,499
4.00%, 1/20/48	10,860	11,543
3.00%, 2/20/48	59,042	61,610
3.50%, 3/20/48	20,602	21,685
3.50%, 4/20/48	36,445	38,361
4.50%, 6/20/48	46,506	49,446
3.50%, 7/20/48	37,536	39,488
4.00%, 9/20/48	33,341	35,395
4.50%, 9/20/48	20,309	21,569
3.50%, 10/20/48	74,668	78,551
4.50%, 1/20/49	20,987	22,263
3.50%, 3/20/49	9,709	10,214
4.00%, 3/20/49	35,562	37,681
4.50%, 3/20/49	10,025	10,634
5.00%, 3/20/49	18,314	19,623
4.00%, 4/20/49	15,425	16,274
4.50%, 6/20/49	64,120	67,999
3.00%, 8/20/49	18,613	19,322
3.00%, 9/20/49	328,459	340,874
4.00%, 10/20/49	42,926	45,339
3.00%, 11/15/49	10,666	11,109
3.00%, 1/20/50	9,085	9,418
3.50%, 1/20/50	7,283	7,611
4.50%, 1/20/50	15,936	16,900
3.00%, 2/20/50	35,103	36,385
4.00%, 2/20/50	232,783	245,732
3.00%, 5/20/50	138,388	143,356
3.00%, 6/20/50	63,664	65,951
3.50%, 7/20/50	175,734	183,610
5.00%, 7/20/50	76,256	82,873
2.00%, 8/20/50	162,803	165,050
2.50%, 8/20/50	83,861	86,185
3.00%, 8/20/50	321,677	333,267
3.50%, 8/20/50	131,787	137,693
4.00%, 8/20/50	52,130	55,030
2.50%, 9/20/50	72,343	74,349
4.00%, 9/20/50	56,757	60,043
4.50%, 9/20/50	82,615	87,742
3.50%, 10/20/50	32,713	34,202
4.50%, 10/20/50	58,532	62,198
3.00%, 11/20/50	104,707	108,485
2.00%, 12/20/50	224,372	227,469
2.50%, 12/20/50	79,429	81,631
3.50%, 12/20/50	267,477	279,464
2.00%, 3/20/51	378,218	383,463
2.50%, 3/20/51	572,806	589,126
2.50%, 4/20/51	241,311	248,186
3.00%, 5/20/51	47,171	48,973
2.00%, 6/20/51	97,499	98,851
2.00%, 7/20/51	491,353	498,167
2.50%, 7/20/51	269,672	277,355
2.50%, 8/20/51	444,078	456,730
1.50%, 9/20/51	49,665	48,618
2.00%, 10/20/51	249,316	252,773
2.00%, 12/1/51(a)	1,475,000	1,494,176
2.50%, 12/1/51(a)	1,325,000	1,361,489
3.00%, 12/1/51(a)	625,000	647,653
3.50%, 12/1/51(a)	50,000	52,223
4.50%, 12/1/51(a)	50,000	53,011
2.00%, 1/1/52(a)	125,000	126,411
2.50%, 1/1/52(a)	50,000	51,273

Total Government National Mortgage Association		13,453,245

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	180,000	259,438

Uniform Mortgage-Backed Securities - 5.8%
1.50%, 12/1/36(a)	825,000	829,360
2.00%, 12/1/36(a)	1,650,000	1,692,068
2.50%, 12/1/36(a)	275,000	285,072
3.00%, 12/1/36(a)	25,000	26,173
1.50%, 1/1/37(a)	100,000	100,357
2.00%, 1/1/37(a)	50,000	51,182
1.50%, 12/1/51(a)	225,000	217,472
2.00%, 12/1/51(a)	5,400,000	5,404,398
2.50%, 12/1/51(a)	3,275,000	3,357,282
3.00%, 12/1/51(a)	325,000	337,514
5.00%, 12/1/51(a)	100,000	109,524
2.00%, 1/1/52(a)	450,000	449,402
2.50%, 1/1/52(a)	475,000	485,740
3.00%, 1/1/52(a)	50,000	51,864

Total Uniform Mortgage-Backed Securities		13,397,408

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $65,257,215)		65,345,015

U.S. GOVERNMENT OBLIGATIONS - 40.6%

U.S. Treasury Bonds - 8.2%
7.63%, 11/15/22	188,000	201,472
6.88%, 8/15/25	277,000	336,523
5.25%, 2/15/29	259,000	328,566
6.13%, 8/15/29	75,000	101,309
6.25%, 5/15/30	244,000	339,503
0.63%, 8/15/30	915,000	857,241
5.38%, 2/15/31	128,500	173,194
4.50%, 2/15/36	322,000	449,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
4.75%, 2/15/37	$100,000	$144,219
5.00%, 5/15/37	128,000	189,330
4.38%, 2/15/38	200,000	280,094
4.50%, 5/15/38	54,000	76,726
3.50%, 2/15/39	122,000	155,436
4.25%, 5/15/39	110,000	153,020
4.50%, 8/15/39	92,000	131,883
4.38%, 11/15/39	106,000	149,866
4.63%, 2/15/40	57,000	83,024
4.38%, 5/15/40	25,000	35,502
1.13%, 8/15/40	600,000	530,813
1.38%, 11/15/40	520,000	479,700
4.25%, 11/15/40	5,000	6,998
1.88%, 2/15/41	650,000	652,285
2.25%, 5/15/41	250,000	266,250
1.75%, 8/15/41	350,000	343,684
3.75%, 8/15/41	150,000	198,516
3.13%, 11/15/41	450,000	548,332
3.13%, 2/15/42	200,000	244,156
3.00%, 5/15/42	100,000	120,008
2.75%, 8/15/42	150,000	173,273
2.75%, 11/15/42	250,000	288,965
3.13%, 2/15/43	200,000	244,500
2.88%, 5/15/43	271,000	319,568
3.63%, 8/15/43	152,500	200,788
3.75%, 11/15/43	346,000	464,505
3.63%, 2/15/44	134,000	177,089
3.38%, 5/15/44	118,000	150,893
3.13%, 8/15/44	182,000	224,670
3.00%, 11/15/44	137,000	166,262
2.50%, 2/15/45	271,000	303,795
3.00%, 5/15/45	94,000	114,651
2.88%, 8/15/45	94,000	112,602
3.00%, 11/15/45	141,000	172,758
2.50%, 2/15/46	141,000	159,066
2.50%, 5/15/46	205,000	231,490
2.25%, 8/15/46	428,000	462,541
2.88%, 11/15/46	94,000	113,755
3.00%, 2/15/47	240,000	297,225
3.00%, 5/15/47	221,000	274,523
2.75%, 8/15/47	219,000	260,952
2.75%, 11/15/47	169,000	201,625
3.00%, 2/15/48	291,000	363,841
3.13%, 5/15/48	334,000	427,650
3.00%, 8/15/48	341,000	427,502
3.38%, 11/15/48	395,000	529,763
3.00%, 2/15/49	377,000	475,491
2.25%, 8/15/49	450,000	494,895
2.00%, 2/15/50	477,000	498,502
1.38%, 8/15/50	650,000	586,777
1.63%, 11/15/50	625,000	599,463
1.88%, 2/15/51	675,000	686,443
2.38%, 5/15/51	565,000	641,054
2.00%, 8/15/51	550,000	576,168

Total U.S. Treasury Bonds		19,000,589

U.S. Treasury Notes - 32.4%
2.00%, 10/31/22	50,000	50,808
1.63%, 11/15/22	426,000	431,641
0.13%, 11/30/22	800,000	799,047
2.00%, 11/30/22	500,000	508,721
0.13%, 12/31/22	275,000	274,576
2.13%, 12/31/22	200,000	203,988
0.13%, 1/31/23	500,000	498,945
1.75%, 1/31/23	132,000	134,238
2.38%, 1/31/23	132,000	135,197
1.38%, 2/15/23	100,000	101,301
0.13%, 2/28/23	700,000	698,250
1.50%, 2/28/23	100,000	101,504
0.50%, 3/15/23	500,000	501,064
0.13%, 3/31/23	800,000	797,500
1.50%, 3/31/23	212,000	215,279
2.50%, 3/31/23	115,000	118,284
0.25%, 4/15/23	700,000	698,961
0.13%, 4/30/23	750,000	747,275
1.63%, 4/30/23	300,000	305,314
2.75%, 4/30/23	188,000	194,294
0.13%, 5/15/23	450,000	448,392
1.75%, 5/15/23	406,000	414,096
1.63%, 5/31/23	500,000	509,160
2.75%, 5/31/23	188,000	194,591
0.25%, 6/15/23	400,000	399,031
0.13%, 6/30/23	500,000	497,744
1.38%, 6/30/23	377,000	382,729
2.63%, 6/30/23	250,000	258,682
0.13%, 7/15/23	400,000	398,023
0.13%, 7/31/23	485,000	482,386
1.25%, 7/31/23	354,000	358,785
2.75%, 7/31/23	250,000	259,561
0.13%, 8/15/23	400,000	397,711
2.50%, 8/15/23	738,000	763,455
1.38%, 8/31/23	340,000	345,306
2.75%, 8/31/23	250,000	259,849
0.13%, 9/15/23	400,000	397,438
1.38%, 9/30/23	338,000	343,420
2.88%, 9/30/23	250,000	260,781
0.13%, 10/15/23	525,000	521,237
1.63%, 10/31/23	344,000	351,216
2.88%, 10/31/23	250,000	261,162
0.25%, 11/15/23	450,000	447,451
2.75%, 11/15/23	550,000	573,676
2.13%, 11/30/23	250,000	257,798
2.88%, 11/30/23	250,000	261,528
0.13%, 12/15/23	671,600	665,487
2.25%, 12/31/23	411,000	425,112
2.63%, 12/31/23	250,000	260,518
0.13%, 1/15/24	650,000	643,398
2.25%, 1/31/24	354,000	366,459
2.50%, 1/31/24	250,000	260,127
0.13%, 2/15/24	770,000	761,698
2.75%, 2/15/24	382,000	399,817
2.13%, 2/29/24	329,000	339,911
2.38%, 2/29/24	250,000	259,648
0.25%, 3/15/24	550,000	544,994
2.13%, 3/31/24	612,000	632,631
0.38%, 4/15/24	1,000,000	992,734
2.00%, 4/30/24	341,000	351,750
0.25%, 5/15/24	700,000	692,262
2.50%, 5/15/24	282,000	294,349
2.00%, 5/31/24	235,000	242,500
0.25%, 6/15/24	750,000	741,064
1.75%, 6/30/24	300,000	307,793
2.00%, 6/30/24	500,000	516,289
0.38%, 7/15/24	500,000	495,195
0.38%, 8/15/24	500,000	494,902
2.38%, 8/15/24	629,000	655,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
1.25%, 8/31/24	$400,000	$405,125
0.38%, 9/15/24	500,000	494,375
1.50%, 9/30/24	150,000	152,924
2.13%, 9/30/24	250,000	259,297
0.63%, 10/15/24	500,000	497,520
1.50%, 10/31/24	300,000	305,836
2.25%, 10/31/24	250,000	260,332
2.25%, 11/15/24	719,000	748,799
1.50%, 11/30/24	500,000	509,727
2.13%, 11/30/24	601,000	623,819
1.75%, 12/31/24	270,000	277,330
2.25%, 12/31/24	349,000	363,655
1.38%, 1/31/25	250,000	253,799
2.50%, 1/31/25	99,000	103,973
2.00%, 2/15/25	485,000	501,729
1.13%, 2/28/25	500,000	503,418
2.75%, 2/28/25	99,000	104,867
0.50%, 3/31/25	470,000	463,482
2.63%, 3/31/25	275,000	290,318
0.38%, 4/30/25	500,000	490,352
2.88%, 4/30/25	188,000	200,227
2.13%, 5/15/25	282,000	293,280
0.25%, 5/31/25	500,000	487,578
2.88%, 5/31/25	410,000	437,002
0.25%, 6/30/25	500,000	487,148
2.75%, 6/30/25	350,000	371,820
0.25%, 7/31/25	580,000	564,367
2.00%, 8/15/25	454,000	470,564
0.25%, 8/31/25	300,000	291,551
0.25%, 9/30/25	250,000	242,842
0.25%, 10/31/25	460,000	446,038
2.25%, 11/15/25	507,000	530,686
0.38%, 11/30/25	500,000	486,543
0.38%, 12/31/25	400,000	388,906
0.38%, 1/31/26	350,000	339,897
1.63%, 2/15/26	300,000	306,703
0.50%, 2/28/26	650,000	634,029
0.75%, 3/31/26	800,000	788,219
2.25%, 3/31/26	150,000	157,301
0.75%, 4/30/26	500,000	492,207
1.63%, 5/15/26	623,000	636,969
0.75%, 5/31/26	500,000	492,012
2.13%, 5/31/26	200,000	208,914
0.88%, 6/30/26	900,000	889,981
1.88%, 6/30/26	750,000	775,430
0.63%, 7/31/26	200,000	195,391
1.88%, 7/31/26	450,000	465,486
1.50%, 8/15/26	550,000	559,367
1.38%, 8/31/26	350,000	354,006
0.88%, 9/30/26	600,000	592,359
1.63%, 9/30/26	450,000	460,459
1.13%, 10/31/26	500,000	499,414
1.63%, 10/31/26	250,000	255,869
2.00%, 11/15/26	500,000	520,801
1.63%, 11/30/26	500,000	511,953
1.75%, 12/31/26	300,000	309,047
1.50%, 1/31/27	250,000	254,395
2.25%, 2/15/27	500,000	527,070
1.13%, 2/28/27	450,000	448,928
0.63%, 3/31/27	500,000	485,781
0.50%, 4/30/27	150,000	144,539
2.38%, 5/15/27	675,000	716,818
0.50%, 5/31/27	450,000	432,897
0.50%, 6/30/27	500,000	480,723
0.38%, 7/31/27	500,000	477,148
2.25%, 8/15/27	507,000	535,063
0.50%, 8/31/27	350,000	335,617
0.38%, 9/30/27	395,000	375,682
2.25%, 11/15/27	388,000	410,068
0.63%, 11/30/27	300,000	288,797
0.63%, 12/31/27	300,000	288,504
0.75%, 1/31/28	300,000	290,355
2.75%, 2/15/28	693,000	753,962
1.13%, 2/29/28	300,000	297,223
1.25%, 3/31/28	200,000	199,289
1.25%, 4/30/28	500,000	497,969
2.88%, 5/15/28	218,000	239,059
1.25%, 5/31/28	500,000	497,754
1.00%, 7/31/28	500,000	488,867
2.88%, 8/15/28	337,000	370,331
1.13%, 8/31/28	500,000	492,539
1.25%, 9/30/28	500,000	496,367
1.38%, 10/31/28	750,000	750,469
3.13%, 11/15/28	151,000	168,825
2.63%, 2/15/29	400,000	434,656
2.38%, 5/15/29	375,000	401,543
1.63%, 8/15/29	541,000	551,735
1.75%, 11/15/29	400,000	411,813
1.50%, 2/15/30	365,000	368,507
0.63%, 5/15/30	880,000	826,238
0.88%, 11/15/30	1,150,000	1,099,867
1.13%, 2/15/31	850,000	830,211
1.63%, 5/15/31	875,000	892,295
1.25%, 8/15/31	1,650,000	1,624,219
1.13%, 5/15/40	725,000	643,324
2.88%, 5/15/49	710,000	877,959
2.38%, 11/15/49	700,000	790,727
1.25%, 5/15/50	540,000	472,458

Total U.S. Treasury Notes		74,631,645

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $91,962,544)		93,632,234

U.S. CORPORATE BONDS - 22.4%

United States - 22.4%
3M Co.
2.25%, 9/19/26	130,000	134,694
2.88%, 10/15/27	65,000	69,283
3.38%, 3/1/29	35,000	38,288
3.05%, 4/15/30	25,000	26,953
3.13%, 9/19/46	23,000	24,708
3.63%, 10/15/47	18,000	21,009
Abbott Laboratories
3.40%, 11/30/23	14,000	14,678
6.15%, 11/30/37	53,000	78,527
4.75%, 4/15/43	10,000	13,219
AbbVie, Inc.
3.60%, 5/14/25	59,000	62,883
2.95%, 11/21/26	115,000	120,830
4.55%, 3/15/35	10,000	11,960
4.50%, 5/14/35	125,000	148,475
4.40%, 11/6/42	15,000	18,016
4.75%, 3/15/45	5,000	6,298
4.70%, 5/14/45	48,000	59,912
4.25%, 11/21/49	14,000	16,886
Activision Blizzard, Inc.
3.40%, 6/15/27	82,000	88,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
2.50%, 9/15/50	$10,000	$8,722
Adobe, Inc.
2.30%, 2/1/30	25,000	25,539
Advance Auto Parts, Inc.
3.90%, 4/15/30	25,000	27,454
Aetna, Inc.
4.75%, 3/15/44	60,000	74,824
3.88%, 8/15/47	43,000	48,915
Aflac, Inc.
3.25%, 3/17/25	75,000	79,855
Air Lease Corp.
3.88%, 7/3/23	5,000	5,206
4.25%, 9/15/24	5,000	5,345
3.25%, 3/1/25	25,000	26,054
3.63%, 4/1/27	23,000	24,362
3.63%, 12/1/27	219,000	231,227
Air Products and Chemicals, Inc.
2.70%, 5/15/40	50,000	51,017
Aircastle Ltd.
5.00%, 4/1/23	5,000	5,247
Alabama Power Co.
4.30%, 7/15/48, Series A	20,000	24,879
3.45%, 10/1/49	9,000	9,825
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	18,000	19,259
4.90%, 12/15/30	51,000	61,525
Allstate Corp. (The)
1.45%, 12/15/30	30,000	28,495
Ally Financial, Inc.
1.45%, 10/2/23	100,000	100,470
8.00%, 11/1/31	363,000	506,072
Alphabet, Inc.
2.25%, 8/15/60	25,000	22,834
Altria Group, Inc.
4.80%, 2/14/29	25,000	28,351
2.45%, 2/4/32	65,000	61,483
3.40%, 2/4/41	31,000	28,936
5.38%, 1/31/44	173,000	202,488
Amazon.com, Inc.
5.20%, 12/3/25	19,000	21,720
1.50%, 6/3/30	60,000	57,995
3.88%, 8/22/37	15,000	17,694
4.05%, 8/22/47	66,000	81,459
4.25%, 8/22/57	27,000	35,168
2.70%, 6/3/60	40,000	39,213
Ameren Illinois Co.
3.80%, 5/15/28	48,000	53,542
1.55%, 11/15/30	50,000	47,921
American Express Co.
3.70%, 8/3/23	10,000	10,455
3.00%, 10/30/24	95,000	99,780
3.63%, 12/5/24(b)	44,000	47,027
4.05%, 12/3/42	18,000	21,717
American Express Credit Corp.
3.30%, 5/3/27	10,000	10,760
American Financial Group, Inc.
4.50%, 6/15/47	25,000	31,285
American Homes 4 Rent L.P.
4.25%, 2/15/28	10,000	11,143
American Honda Finance Corp.
1.95%, 5/10/23	40,000	40,699
2.90%, 2/16/24	5,000	5,196
1.00%, 9/10/25	15,000	14,811
2.30%, 9/9/26	5,000	5,171
American International Group, Inc.
3.75%, 7/10/25	45,000	48,354
4.70%, 7/10/35	5,000	6,041
4.75%, 4/1/48	28,000	36,852
American Tower Corp.
0.60%, 1/15/24	20,000	19,796
2.95%, 1/15/25	50,000	52,055
4.00%, 6/1/25	45,000	48,371
3.60%, 1/15/28	58,000	62,425
3.80%, 8/15/29	25,000	27,155
3.10%, 6/15/50	20,000	19,455
American Water Capital Corp.
2.95%, 9/1/27	64,000	67,775
3.75%, 9/1/47	15,000	17,193
AmerisourceBergen Corp.
3.40%, 5/15/24	18,000	18,883
3.45%, 12/15/27	25,000	26,890
4.30%, 12/15/47	50,000	59,147
Amgen, Inc.
2.25%, 8/19/23	5,000	5,113
3.63%, 5/22/24	16,000	16,895
2.30%, 2/25/31	105,000	104,305
4.66%, 6/15/51	132,000	169,670
Anthem, Inc.
3.50%, 8/15/24	180,000	190,049
3.65%, 12/1/27	25,000	27,248
6.38%, 6/15/37	18,000	25,690
4.63%, 5/15/42	85,000	106,083
4.65%, 1/15/43	40,000	49,912
4.65%, 8/15/44	15,000	18,896
3.13%, 5/15/50	202,000	208,609
Aon Corp.
2.80%, 5/15/30	15,000	15,413
Apple, Inc.
0.75%, 5/11/23	25,000	25,066
3.00%, 2/9/24	18,000	18,764
2.85%, 5/11/24	48,000	50,091
1.13%, 5/11/25	10,000	9,982
3.25%, 2/23/26	75,000	80,302
3.00%, 6/20/27	23,000	24,606
2.20%, 9/11/29	75,000	76,765
1.65%, 5/11/30	55,000	53,625
4.45%, 5/6/44	18,000	23,224
4.38%, 5/13/45	18,000	23,070
3.85%, 8/4/46	36,000	43,065
3.75%, 11/13/47	48,000	56,908
2.65%, 5/11/50	60,000	59,806
2.55%, 8/20/60	120,000	113,975
Applied Materials, Inc.
5.85%, 6/15/41	25,000	36,849
Ares Capital Corp.
3.50%, 2/10/23(b)	25,000	25,644
4.25%, 3/1/25	43,000	45,615
Arizona Public Service Co.
2.60%, 8/15/29	50,000	51,462
Ascension Health
4.85%, 11/15/53	49,000	73,105
Assurant, Inc.
4.20%, 9/27/23	18,000	18,993
AT&T, Inc.
3.80%, 3/1/24	25,000	26,387
3.80%, 2/15/27	64,000	69,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
4.25%, 3/1/27	$25,000	$27,687
4.30%, 2/15/30	300,000	339,165
2.75%, 6/1/31	100,000	101,543
2.25%, 2/1/32	21,000	20,260
4.30%, 12/15/42	150,000	169,516
4.35%, 6/15/45	121,000	137,751
4.75%, 5/15/46	10,000	12,179
5.45%, 3/1/47	10,000	13,280
3.65%, 6/1/51	12,000	12,471
3.50%, 9/15/53	100,000	101,218
3.55%, 9/15/55	55,000	55,606
3.80%, 12/1/57	75,000	78,585
3.50%, 2/1/61	10,000	9,840
Atmos Energy Corp.
1.50%, 1/15/31	45,000	42,407
AutoNation, Inc.
3.50%, 11/15/24	18,000	18,969
4.50%, 10/1/25	18,000	19,669
AutoZone, Inc.
3.25%, 4/15/25	18,000	19,014
3.63%, 4/15/25	100,000	107,022
4.00%, 4/15/30	50,000	56,083
AvalonBay Communities, Inc.
2.30%, 3/1/30	205,000	208,303
Avangrid, Inc.
3.80%, 6/1/29	25,000	27,555
Avnet, Inc.
3.00%, 5/15/31	175,000	173,745
AXIS Specialty Finance LLC
3.90%, 7/15/29	50,000	55,244
Baker Hughes Holdings LLC
3.34%, 12/15/27(b)	48,000	51,286
Bank of America Corp.
4.10%, 7/24/23	25,000	26,405
3.00%, 12/20/23, (3.004% fixed rate until 12/20/22; 3-month U.S. dollar London Interbank Offered Rate + 0.79% thereafter)(c)	30,000	30,686
4.13%, 1/22/24	48,000	51,152
3.55%, 3/5/24, (3.55% fixed rate until 3/5/23; 3-month U.S. dollar London Interbank Offered Rate + 0.78% thereafter)(c)	60,000	61,962
4.00%, 4/1/24	50,000	53,270
1.49%, 5/19/24, (1.486% fixed rate until 5/19/23; Secured Overnight Financing Rate + 1.46% thereafter)(c)	40,000	40,302
3.86%, 7/23/24, (3.864% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.94% thereafter)(c)	205,000	214,284
4.20%, 8/26/24	48,000	51,471
0.81%, 10/24/24, (0.81% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(c)	105,000	104,338
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(c)	105,000	110,057
3.95%, 4/21/25, Series L	29,000	31,140
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(c)	50,000	51,416
3.50%, 4/19/26	71,000	76,469
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	13,000	12,879
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	60,000	58,841
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	20,000	19,841
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)	144,000	153,474
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	45,000	50,349
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	10,000	10,357
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	160,000	152,835
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(c)	10,000	11,771
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	25,000	24,256
5.88%, 2/7/42	10,000	14,353
5.00%, 1/21/44	45,000	58,958
4.75%, 4/21/45, Series L	10,000	12,718
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(c)	10,000	12,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)	$18,000	$21,353
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	4,980
BankUnited, Inc.
4.88%, 11/17/25	18,000	19,913
Baxalta, Inc.
4.00%, 6/23/25	15,000	16,219
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	30,550
Becton Dickinson and Co.
2.82%, 5/20/30	37,000	38,272
4.69%, 12/15/44	25,000	31,456
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	95,000	103,381
3.25%, 4/15/28	23,000	24,774
3.70%, 7/15/30	50,000	55,768
6.13%, 4/1/36	25,000	34,208
5.15%, 11/15/43	25,000	32,820
3.80%, 7/15/48	36,000	41,044
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	275,000	273,333
1.45%, 10/15/30	50,000	47,852
4.20%, 8/15/48	20,000	24,747
4.25%, 1/15/49	38,000	47,408
2.85%, 10/15/50	5,000	5,014
BGC Partners, Inc.
3.75%, 10/1/24	10,000	10,489
Black Hills Corp.
4.35%, 5/1/33	25,000	28,708
BlackRock, Inc.
3.50%, 3/18/24	18,000	19,083
Boardwalk Pipelines L.P.
4.95%, 12/15/24	5,000	5,438
4.45%, 7/15/27	18,000	19,833
3.40%, 2/15/31	15,000	15,539
Boeing Co. (The)
4.88%, 5/1/25	85,000	93,167
2.25%, 6/15/26	5,000	5,020
5.15%, 5/1/30	270,000	313,797
5.88%, 2/15/40	10,000	12,926
3.90%, 5/1/49	10,000	10,523
5.81%, 5/1/50	25,000	33,758
3.83%, 3/1/59	250,000	251,535
5.93%, 5/1/60	30,000	41,691
Booking Holdings, Inc.
2.75%, 3/15/23	15,000	15,372
BorgWarner, Inc.
2.65%, 7/1/27	12,000	12,453
Boston Properties L.P.
3.13%, 9/1/23	19,000	19,639
3.65%, 2/1/26	5,000	5,370
2.75%, 10/1/26	24,000	25,006
2.90%, 3/15/30	25,000	25,631
BP Capital Markets America, Inc.
2.75%, 5/10/23	78,000	80,133
3.41%, 2/11/26	25,000	26,745
3.12%, 5/4/26	5,000	5,292
3.59%, 4/14/27	15,000	16,205
4.23%, 11/6/28	10,000	11,326
3.38%, 2/8/61	120,000	124,194
Bristol-Myers Squibb Co.
3.25%, 2/20/23	14,000	14,424
3.20%, 6/15/26	10,000	10,745
3.45%, 11/15/27	28,000	30,489
3.40%, 7/26/29	150,000	164,340
1.45%, 11/13/30(b)	5,000	4,763
4.13%, 6/15/39	60,000	71,356
4.25%, 10/26/49	50,000	62,567
2.55%, 11/13/50	5,000	4,781
Brixmor Operating Partnership L.P.
3.65%, 6/15/24	5,000	5,275
3.90%, 3/15/27	50,000	54,133
Broadcom Corp.
3.63%, 1/15/24	81,000	84,934
3.88%, 1/15/27	23,000	24,751
3.50%, 1/15/28	5,000	5,346
Broadcom, Inc.
4.15%, 11/15/30	70,000	76,723
2.45%, 2/15/31(d)	70,000	67,698
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	15,000	15,017
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	19,069
7.00%, 12/15/25	22,000	26,808
6.15%, 5/1/37	10,000	14,468
5.15%, 9/1/43	48,000	65,044
3.90%, 8/1/46	5,000	5,940
Burlington Resources LLC
7.40%, 12/1/31	14,000	20,238
Camden Property Trust
3.15%, 7/1/29	25,000	26,800
2.80%, 5/15/30	25,000	26,252
Campbell Soup Co.
4.15%, 3/15/28	20,000	22,277
Capital One Financial Corp.
2.60%, 5/11/23	95,000	97,294
3.50%, 6/15/23	48,000	49,965
4.20%, 10/29/25	25,000	27,183
3.75%, 3/9/27	20,000	21,679
Cardinal Health, Inc.
3.20%, 3/15/23	25,000	25,712
4.90%, 9/15/45	50,000	60,995
Carlisle Cos., Inc.
3.75%, 12/1/27	18,000	19,533
Carrier Global Corp.
2.72%, 2/15/30	25,000	25,524
Caterpillar Financial Services Corp.
3.75%, 11/24/23	33,000	34,964
Caterpillar, Inc.
3.40%, 5/15/24	35,000	36,904
3.80%, 8/15/42	25,000	29,451
3.25%, 9/19/49	40,000	44,452
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	5,459
1.63%, 12/15/30	50,000	48,008
CBRE Services, Inc.
4.88%, 3/1/26	30,000	33,706
CC Holdings GS V LLC
3.85%, 4/15/23	30,000	31,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
CenterPoint Energy Resources Corp.
3.55%, 4/1/23	$9,000	$9,307
4.10%, 9/1/47	5,000	5,932
Charles Schwab Corp. (The)
3.25%, 5/22/29	25,000	27,110
1.65%, 3/11/31	70,000	67,319
Charter Communications Operating LLC
4.50%, 2/1/24	18,000	19,169
5.05%, 3/30/29	150,000	173,187
2.30%, 2/1/32	205,000	194,039
6.38%, 10/23/35	5,000	6,493
6.48%, 10/23/45	15,000	20,460
5.13%, 7/1/49	20,000	23,568
3.70%, 4/1/51	24,000	23,478
6.83%, 10/23/55	73,000	107,968
3.85%, 4/1/61	14,000	13,403
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	25,000	28,342
Chevron Corp.
2.57%, 5/16/23	100,000	102,397
Chevron USA, Inc.
0.43%, 8/11/23	100,000	99,635
3.90%, 11/15/24	5,000	5,375
0.69%, 8/12/25	15,000	14,698
3.25%, 10/15/29	26,000	28,271
Children’s Hospital Corp. (The)
4.12%, 1/1/47, Series 2017	25,000	31,936
Chubb INA Holdings, Inc.
2.70%, 3/13/23	68,000	69,772
3.15%, 3/15/25	18,000	19,121
Church & Dwight Co., Inc.
2.88%, 10/1/22	5,000	5,099
Cigna Corp.
3.00%, 7/15/23	15,000	15,471
3.75%, 7/15/23	8,000	8,351
0.61%, 3/15/24	100,000	98,862
3.40%, 3/1/27	10,000	10,718
3.05%, 10/15/27	200,000	212,546
6.13%, 11/15/41	14,000	20,291
3.88%, 10/15/47	5,000	5,613
4.90%, 12/15/48	30,000	38,968
Cintas Corp. No. 2
2.90%, 4/1/22	5,000	5,032
3.25%, 6/1/22	28,000	28,195
3.70%, 4/1/27	23,000	25,145
Cisco Systems, Inc.
2.60%, 2/28/23	5,000	5,128
2.20%, 9/20/23	36,000	36,935
3.63%, 3/4/24	35,000	37,208
5.90%, 2/15/39	40,000	58,029
Citigroup, Inc.
3.30%, 4/27/25	9,000	9,571
5.50%, 9/13/25	10,000	11,319
3.70%, 1/12/26	9,000	9,740
3.40%, 5/1/26	10,000	10,744
3.20%, 10/21/26	130,000	137,870
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	10,000	9,721
4.45%, 9/29/27	114,000	127,186
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(c)	74,000	79,288
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(c)	10,000	11,055
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(c)	150,000	166,051
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	22,817
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	8,000	8,058
6.63%, 6/15/32	280,000	375,276
8.13%, 7/15/39	10,000	17,034
6.68%, 9/13/43	19,000	29,139
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(c)	10,000	12,517
4.65%, 7/23/48	110,000	145,290
Citizens Financial Group, Inc.
3.25%, 4/30/30	25,000	26,653
Citrix Systems, Inc.
3.30%, 3/1/30	30,000	30,455
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	24,636
Clorox Co. (The)
3.50%, 12/15/24	40,000	42,599
CME Group, Inc.
3.00%, 3/15/25	105,000	110,656
5.30%, 9/15/43	5,000	7,037
4.15%, 6/15/48	5,000	6,592
CNH Industrial Capital LLC
4.38%, 4/5/22	5,000	5,060
Coca-Cola Co. (The)
2.13%, 9/6/29	148,000	150,581
2.60%, 6/1/50	5,000	4,975
2.50%, 3/15/51	5,000	4,888
2.75%, 6/1/60	50,000	50,229
Comcast Corp.
3.60%, 3/1/24	40,000	42,565
3.70%, 4/15/24	23,000	24,389
2.35%, 1/15/27	20,000	20,628
3.30%, 2/1/27	28,000	30,068
3.55%, 5/1/28	99,000	108,579
6.45%, 3/15/37	27,000	39,675
4.60%, 10/15/38	15,000	18,291
3.40%, 7/15/46	10,000	10,713
4.00%, 8/15/47	40,000	46,596
3.97%, 11/1/47	78,000	90,541
4.70%, 10/15/48	17,000	22,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
4.00%, 11/1/49	$100,000	$116,777
4.05%, 11/1/52	178,000	212,541
4.95%, 10/15/58	28,000	39,625
CommonSpirit Health
3.35%, 10/1/29	27,000	28,820
4.35%, 11/1/42	10,000	11,592
Commonwealth Edison Co.
4.70%, 1/15/44	15,000	19,531
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	23,969
7.00%, 10/1/28	19,000	24,826
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	15,000	18,636
ConocoPhillips
4.95%, 3/15/26	25,000	28,252
6.50%, 2/1/39	54,000	79,062
Consolidated Edison Co. of New York, Inc.
3.88%, 6/15/47, Series 2017	20,000	22,510
4.00%, 11/15/57, Series C	43,000	50,359
Constellation Brands, Inc.
3.15%, 8/1/29	75,000	79,316
5.25%, 11/15/48	19,000	25,503
Consumers Energy Co.
3.95%, 7/15/47	50,000	60,276
Corning, Inc.
4.38%, 11/15/57	50,000	61,705
5.85%, 11/15/68	18,000	27,286
5.45%, 11/15/79	10,000	13,615
Costco Wholesale Corp.
3.00%, 5/18/27	5,000	5,398
1.60%, 4/20/30	40,000	39,069
1.75%, 4/20/32	30,000	29,285
Crown Castle International Corp.
3.15%, 7/15/23	18,000	18,615
4.30%, 2/15/29	55,000	61,306
3.30%, 7/1/30	25,000	26,332
4.75%, 5/15/47	50,000	62,348
3.25%, 1/15/51	15,000	15,011
CSX Corp.
2.40%, 2/15/30(b)	50,000	50,922
4.30%, 3/1/48	45,000	55,444
4.50%, 8/1/54	18,000	23,324
CVS Health Corp.
6.25%, 6/1/27	48,000	58,446
3.25%, 8/15/29	25,000	26,614
1.88%, 2/28/31	105,000	100,606
4.88%, 7/20/35	48,000	58,748
4.78%, 3/25/38	25,000	30,576
5.30%, 12/5/43	48,000	63,833
5.05%, 3/25/48	60,000	79,458
CyrusOne L.P.
3.45%, 11/15/29	25,000	26,714
D.R. Horton, Inc.
4.38%, 9/15/22	18,000	18,353
Danaher Corp.
2.60%, 10/1/50	5,000	4,896
Darden Restaurants, Inc.
3.85%, 5/1/27	68,000	73,647
Dell International LLC
5.45%, 6/15/23	96,000	101,854
6.02%, 6/15/26	15,000	17,517
4.90%, 10/1/26	25,000	28,269
8.35%, 7/15/46	48,000	80,592
Devon Energy Corp.
5.60%, 7/15/41	15,000	18,898
Digital Realty Trust L.P.
3.60%, 7/1/29(b)	50,000	54,594
Dignity Health
5.27%, 11/1/64	25,000	35,858
Discover Financial Services
4.10%, 2/9/27	35,000	38,228
Discovery Communications LLC
5.20%, 9/20/47	10,000	12,616
4.00%, 9/15/55	47,000	50,353
Dollar Tree, Inc.
4.20%, 5/15/28	50,000	56,029
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	34,000	50,689
Dominion Energy, Inc.
3.90%, 10/1/25	5,000	5,413
5.95%, 6/15/35, Series B	5,000	6,635
4.60%, 3/15/49, Series A	25,000	32,123
Dover Corp.
3.15%, 11/15/25	23,000	24,441
Dow Chemical Co. (The)
7.38%, 11/1/29	3,000	4,047
4.25%, 10/1/34	17,000	19,760
9.40%, 5/15/39	15,000	27,188
4.38%, 11/15/42	5,000	6,001
DTE Electric Co.
1.90%, 4/1/28, Series A	65,000	64,969
3.75%, 8/15/47	50,000	58,707
Duke Energy Carolinas LLC
3.70%, 12/1/47	48,000	54,197
Duke Energy Corp.
3.15%, 8/15/27	145,000	152,902
Duke Energy Florida LLC
6.40%, 6/15/38(b)	43,500	63,530
Duke Energy Indiana LLC
2.75%, 4/1/50	215,000	208,290
Duke Energy Ohio, Inc.
3.80%, 9/1/23	18,000	18,795
Duke Realty L.P.
3.05%, 3/1/50	46,000	46,691
Eastman Chemical Co.
4.80%, 9/1/42	48,000	58,961
Eaton Vance Corp.
3.50%, 4/6/27	18,000	19,433
eBay, Inc.
2.75%, 1/30/23	50,000	51,080
4.00%, 7/15/42	15,000	17,133
Ecolab, Inc.
2.70%, 11/1/26	5,000	5,252
3.25%, 12/1/27	25,000	27,052
Emerson Electric Co.
2.63%, 2/15/23	5,000	5,100
1.80%, 10/15/27	35,000	34,988
Enable Midstream Partners L.P.
3.90%, 5/15/24	48,000	50,314
Enbridge Energy Partners L.P.
5.88%, 10/15/25	5,000	5,728
Energy Transfer L.P.
4.25%, 3/15/23	25,000	25,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
4.20%, 9/15/23, Series 5Y	$5,000	$5,249
5.88%, 1/15/24	40,000	43,179
4.25%, 4/1/24	20,000	21,085
4.50%, 4/15/24	30,000	31,971
3.90%, 7/15/26	5,000	5,386
4.20%, 4/15/27	20,000	21,610
4.90%, 3/15/35	38,000	43,046
6.63%, 10/15/36	94,000	121,391
Entergy Louisiana LLC
3.12%, 9/1/27	15,000	15,966
4.00%, 3/15/33	85,000	97,605
4.20%, 9/1/48	40,000	49,154
Entergy Texas, Inc.
1.75%, 3/15/31	100,000	94,655
3.55%, 9/30/49	25,000	27,382
Enterprise Products Operating LLC
3.35%, 3/15/23	82,000	84,244
6.88%, 3/1/33, Series D	44,000	60,884
4.45%, 2/15/43	65,000	74,948
4.25%, 2/15/48	244,000	276,979
Equinix, Inc.
2.95%, 9/15/51	30,000	28,682
Equitable Holdings, Inc.
4.35%, 4/20/28	164,000	184,749
ERP Operating L.P.
3.00%, 4/15/23	19,000	19,495
3.00%, 7/1/29	50,000	53,237
Essex Portfolio L.P.
1.65%, 1/15/31(b)	25,000	23,357
2.65%, 9/1/50	30,000	27,749
Estee Lauder Cos., Inc. (The)
2.00%, 12/1/24	25,000	25,667
1.95%, 3/15/31	40,000	39,792
Eversource Energy
4.25%, 4/1/29, Series O	15,000	16,932
Exelon Corp.
5.10%, 6/15/45	33,000	44,065
4.70%, 4/15/50	25,000	32,303
Expedia Group, Inc.
3.80%, 2/15/28	5,000	5,348
Exxon Mobil Corp.
2.73%, 3/1/23	25,000	25,583
1.57%, 4/15/23	25,000	25,309
3.04%, 3/1/26	23,000	24,402
2.28%, 8/16/26	50,000	51,744
2.44%, 8/16/29	15,000	15,396
2.61%, 10/15/30(b)	60,000	62,149
4.33%, 3/19/50	250,000	312,462
FedEx Corp.
4.20%, 10/17/28(b)	18,000	20,565
3.90%, 2/1/35	19,000	21,355
3.88%, 8/1/42	5,000	5,516
4.75%, 11/15/45	5,000	6,223
4.40%, 1/15/47	63,000	75,233
Fifth Third Bancorp
2.55%, 5/5/27	20,000	20,702
3.95%, 3/14/28	25,000	27,888
8.25%, 3/1/38	20,000	33,379
Fiserv, Inc.
3.20%, 7/1/26	55,000	58,079
4.20%, 10/1/28	15,000	16,795
Flex Ltd.
5.00%, 2/15/23	5,000	5,230
Florida Power & Light Co.
3.70%, 12/1/47	5,000	5,873
4.13%, 6/1/48	53,000	66,703
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	25,000	26,277
3.25%, 9/15/29	15,000	16,088
Fox Corp.
5.48%, 1/25/39	25,000	32,322
Franklin Resources, Inc.
2.85%, 3/30/25	25,000	26,334
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	100,000	120,983
General Dynamics Corp.
3.75%, 5/15/28	23,000	25,660
4.25%, 4/1/40	35,000	42,860
General Electric Co.
6.75%, 3/15/32, Series MTNA	128,000	177,924
5.88%, 1/14/38	24,000	33,746
General Mills, Inc.
3.70%, 10/17/23	15,000	15,743
3.00%, 2/1/51(b)(d)	28,000	28,761
General Motors Co.
4.20%, 10/1/27	71,000	77,560
General Motors Financial Co., Inc.
3.45%, 4/10/22	5,000	5,028
4.00%, 1/15/25	101,000	107,548
4.35%, 4/9/25	215,000	232,649
4.30%, 7/13/25	30,000	32,438
4.35%, 1/17/27	30,000	32,913
2.35%, 1/8/31	100,000	96,924
George Washington University (The)
4.13%, 9/15/48, Series 2018	26,000	32,820
Georgia Power Co.
2.10%, 7/30/23, Series A	22,000	22,423
3.25%, 4/1/26	25,000	26,655
4.30%, 3/15/43	164,000	189,591
Georgia-Pacific LLC
7.75%, 11/15/29	5,000	7,053
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	5,301
3.65%, 3/1/26	69,000	74,376
1.20%, 10/1/27	50,000	48,017
5.65%, 12/1/41	38,000	52,360
4.80%, 4/1/44	25,000	31,629
4.50%, 2/1/45	188,000	231,763
Global Payments, Inc.
3.75%, 6/1/23	23,000	23,788
GLP Capital L.P.
5.38%, 11/1/23	18,000	19,197
5.25%, 6/1/25	15,000	16,555
5.75%, 6/1/28	18,000	20,811
Goldman Sachs Capital I
6.35%, 2/15/34	19,000	26,483
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/23	43,000	44,403
0.48%, 1/27/23	10,000	9,975
3.20%, 2/23/23	78,000	80,161
4.00%, 3/3/24	15,000	15,935
3.50%, 1/23/25	25,000	26,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(c)	$25,000	$26,240
3.75%, 2/25/26	50,000	53,823
5.95%, 1/15/27	23,000	27,173
3.85%, 1/26/27	15,000	16,099
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)	23,000	24,799
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(c)	21,000	22,868
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(c)	100,000	111,166
3.80%, 3/15/30	10,000	10,973
6.13%, 2/15/33	9,000	11,909
6.45%, 5/1/36	22,000	30,055
6.75%, 10/1/37	25,000	35,374
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)	10,000	11,412
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month U.S. dollar London Interbank Offered Rate + 1.43% thereafter)(c)	5,000	5,971
6.25%, 2/1/41	10,000	14,551
5.15%, 5/22/45	53,000	69,440
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	40,000	40,051
Halliburton Co.
6.70%, 9/15/38	18,000	24,923
4.50%, 11/15/41	140,000	156,908
Hasbro, Inc.
3.55%, 11/19/26	20,000	21,503
3.50%, 9/15/27	15,000	16,217
HCA, Inc.
4.75%, 5/1/23	36,000	37,882
4.13%, 6/15/29	50,000	55,078
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	5,000	5,461
Healthpeak Properties, Inc.
6.75%, 2/1/41	40,000	60,677
Hershey Co. (The)
2.30%, 8/15/26	93,000	96,622
Hess Corp.
4.30%, 4/1/27	30,000	32,651
7.88%, 10/1/29	100,000	135,862
7.13%, 3/15/33	25,000	33,553
6.00%, 1/15/40	48,000	61,043
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	23,000	30,351
Home Depot, Inc. (The)
2.80%, 9/14/27(b)	23,000	24,386
0.90%, 3/15/28	100,000	95,705
1.38%, 3/15/31(b)	100,000	94,153
5.88%, 12/16/36	15,000	21,310
4.20%, 4/1/43	25,000	30,402
4.88%, 2/15/44	11,000	14,713
Honeywell International, Inc.
2.50%, 11/1/26(b)	10,000	10,456
2.70%, 8/15/29	110,000	115,734
Hormel Foods Corp.
1.80%, 6/11/30	30,000	29,426
HP, Inc.
3.00%, 6/17/27	25,000	26,353
Hubbell, Inc.
3.15%, 8/15/27	48,000	51,038
Hudson Pacific Properties L.P.
3.95%, 11/1/27	5,000	5,411
Humana, Inc.
4.80%, 3/15/47	23,000	29,906
Huntington Bancshares, Inc.
4.00%, 5/15/25	25,000	27,035
Huntington Ingalls Industries, Inc.
3.84%, 5/1/25	15,000	15,972
Hyatt Hotels Corp.
3.38%, 7/15/23	48,000	49,407
Illinois Tool Works, Inc.
2.65%, 11/15/26	65,000	68,277
Intel Corp.
3.70%, 7/29/25	25,000	27,032
3.75%, 3/25/27	50,000	55,055
3.90%, 3/25/30(b)	25,000	28,434
4.10%, 5/19/46	45,000	54,234
4.10%, 5/11/47	18,000	21,718
3.25%, 11/15/49	20,000	21,311
4.75%, 3/25/50	45,000	60,729
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	5,420
3.10%, 9/15/27	5,000	5,333
International Business Machines Corp.
3.45%, 2/19/26	100,000	107,388
6.22%, 8/1/27	49,000	60,574
5.88%, 11/29/32(b)	24,000	31,855
4.00%, 6/20/42	100,000	115,814
4.25%, 5/15/49(b)	20,000	24,703
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	6,590
International Paper Co.
7.30%, 11/15/39	25,000	38,677
4.80%, 6/15/44	4,000	5,122
4.35%, 8/15/48(b)	19,000	23,949
Invesco Finance PLC
4.00%, 1/30/24	18,000	19,090
ITC Holdings Corp.
5.30%, 7/1/43	15,000	19,971
Jabil, Inc.
3.95%, 1/12/28	50,000	54,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
Janus Capital Group, Inc.
4.88%, 8/1/25	$18,000	$19,939
Jefferies Group LLC
6.45%, 6/8/27	25,000	30,715
John Deere Capital Corp.
2.80%, 3/6/23(b)	24,000	24,673
3.45%, 6/7/23	5,000	5,213
3.45%, 3/13/25	25,000	26,819
2.80%, 9/8/27	37,000	39,314
2.45%, 1/9/30	35,000	36,193
Johnson & Johnson
2.63%, 1/15/25	48,000	50,223
2.95%, 3/3/27	21,000	22,446
3.55%, 3/1/36	14,000	16,037
3.40%, 1/15/38	25,000	28,261
4.50%, 9/1/40	19,000	24,259
3.70%, 3/1/46	22,000	26,360
Johnson Controls International PLC
6.00%, 1/15/36	18,000	25,016
JPMorgan Chase & Co.
3.20%, 1/25/23	142,000	146,247
3.88%, 2/1/24	50,000	53,097
3.56%, 4/23/24, (3.559% fixed rate until 4/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.73% thereafter)(c)	5,000	5,186
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(c)	10,000	10,452
0.56%, 2/16/25, (0.563% fixed rate until 2/16/24; Secured Overnight Financing Rate + 0.42% thereafter)(c)	100,000	98,888
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(c)	40,000	41,764
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(c)	175,000	177,684
3.30%, 4/1/26	10,000	10,661
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	50,000	48,717
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)	50,000	53,712
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)	23,000	24,722
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(c)	45,000	50,294
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(c)	18,000	20,488
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(c)	15,000	16,319
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(c)	15,000	17,334
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	15,000	15,151
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; Secured Overnight Financing Rate + 1.105% thereafter)(c)	155,000	146,659
6.40%, 5/15/38	10,000	14,546
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(c)	65,000	61,909
5.63%, 8/16/43	218,000	303,384
4.85%, 2/1/44	25,000	33,039
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)	48,000	56,505
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	80,000	84,110
Kaiser Foundation Hospitals
3.15%, 5/1/27	24,000	25,744
4.15%, 5/1/47	9,000	11,316
3.00%, 6/1/51, Series 2021	10,000	10,529
Kansas City Southern
4.95%, 8/15/45	205,000	270,182
Kellogg Co.
3.40%, 11/15/27	100,000	107,778
Keurig Dr. Pepper, Inc.
3.13%, 12/15/23	25,000	26,035
2.55%, 9/15/26	8,000	8,296
4.42%, 12/15/46	48,000	58,236
KeyCorp
4.15%, 10/29/25	244,000	268,293
2.55%, 10/1/29	13,000	13,394
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	28,217
Kimberly-Clark Corp.
1.05%, 9/15/27	35,000	33,698
3.90%, 5/4/47	50,000	61,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
Kimco Realty Corp.
3.30%, 2/1/25	$18,000	$19,029
2.80%, 10/1/26	5,000	5,240
3.70%, 10/1/49	175,000	193,137
Kinder Morgan Energy Partners L.P.
3.45%, 2/15/23	5,000	5,122
3.50%, 9/1/23	5,000	5,188
4.30%, 5/1/24	10,000	10,663
5.50%, 3/1/44	18,000	22,249
5.40%, 9/1/44	19,000	23,431
Kinder Morgan, Inc.
4.30%, 3/1/28	30,000	33,335
7.75%, 1/15/32	5,000	7,079
5.30%, 12/1/34	200,000	241,256
5.55%, 6/1/45	15,000	19,170
KLA Corp.
4.65%, 11/1/24	15,000	16,342
3.30%, 3/1/50	25,000	27,011
Kroger Co. (The)
3.70%, 8/1/27	64,000	69,868
5.15%, 8/1/43	18,000	23,710
5.40%, 1/15/49(b)	19,000	26,613
Laboratory Corp. of America Holdings
2.30%, 12/1/24	261,000	268,337
Lam Research Corp.
4.00%, 3/15/29	15,000	16,887
Legg Mason, Inc.
5.63%, 1/15/44	5,000	6,962
Linde, Inc.
3.20%, 1/30/26	25,000	26,823
2.00%, 8/10/50	15,000	13,488
Lockheed Martin Corp.
6.15%, 9/1/36, Series B	39,000	55,745
4.09%, 9/15/52	24,000	30,017
Lowe’s Cos., Inc.
3.12%, 4/15/22	5,000	5,017
2.50%, 4/15/26	30,000	31,226
2.63%, 4/1/31	10,000	10,232
4.05%, 5/3/47	15,000	17,612
Lubrizol Corp. (The)
6.50%, 10/1/34	39,000	56,515
LYB International Finance B.V.
4.88%, 3/15/44	5,000	6,235
LYB International Finance II B.V.
3.50%, 3/2/27	38,000	41,000
LYB International Finance III LLC
3.80%, 10/1/60	5,000	5,389
LyondellBasell Industries N.V.
4.63%, 2/26/55	20,000	24,933
Magellan Midstream Partners L.P.
4.20%, 10/3/47	13,000	14,429
Main Street Capital Corp.
5.20%, 5/1/24	25,000	26,859
Marathon Oil Corp.
6.80%, 3/15/32	5,000	6,433
Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	34,594
5.00%, 9/15/54	50,000	61,410
Marriott International, Inc.
3.50%, 10/15/32, Series GG	170,000	178,684
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	18,000	18,532
3.75%, 3/14/26	40,000	43,457
4.20%, 3/1/48	5,000	6,225
4.90%, 3/15/49	20,000	27,557
Martin Marietta Materials, Inc.
4.25%, 7/2/24	35,000	37,557
3.50%, 12/15/27	5,000	5,392
Marvell Technology, Inc.
4.20%, 6/22/23(d)	5,000	5,227
4.88%, 6/22/28(d)	15,000	17,217
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020	200,000	221,142
3.34%, 7/1/60, Series 2020	25,000	28,298
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	24,914
Mastercard, Inc.
3.65%, 6/1/49	20,000	23,434
McCormick & Co., Inc.
4.20%, 8/15/47	50,000	61,292
McDonald’s Corp.
3.38%, 5/26/25	5,000	5,323
6.30%, 10/15/37	19,000	27,127
3.70%, 2/15/42	159,000	177,770
4.45%, 3/1/47	15,000	18,624
3.63%, 9/1/49	40,000	44,715
4.20%, 4/1/50	185,000	225,844
Medtronic, Inc.
4.38%, 3/15/35	10,000	12,313
Merck & Co., Inc.
2.80%, 5/18/23	25,000	25,795
6.50%, 12/1/33	50,000	73,338
2.35%, 6/24/40	5,000	4,792
2.45%, 6/24/50(b)	5,000	4,793
MetLife, Inc.
3.60%, 11/13/25	69,000	74,721
Microsoft Corp.
2.40%, 8/8/26	69,000	72,021
3.30%, 2/6/27	92,000	99,803
4.10%, 2/6/37	48,000	58,846
4.50%, 10/1/40	75,000	97,920
3.70%, 8/8/46	12,000	14,581
4.25%, 2/6/47	18,000	23,592
2.53%, 6/1/50	140,000	139,157
2.92%, 3/17/52	50,000	53,205
4.50%, 2/6/57	18,000	25,624
MidAmerican Energy Co.
4.80%, 9/15/43	15,000	19,570
3.15%, 4/15/50	9,000	9,690
Molson Coors Beverage Co.
5.00%, 5/1/42	30,000	36,461
Mondelez International, Inc.
1.50%, 5/4/25	50,000	50,158
Moody’s Corp.
3.25%, 1/15/28	18,000	19,528
2.55%, 8/18/60	10,000	9,044
Morgan Stanley
3.13%, 1/23/23	54,000	55,481
3.75%, 2/25/23	37,000	38,359
4.10%, 5/22/23	50,000	52,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
3.74%, 4/24/24, (3.737% fixed rate until 4/24/23; 3-month U.S. dollar London Interbank Offered Rate + 0.847% thereafter)(c)	$30,000	$31,135
3.88%, 4/29/24, Series F	15,000	15,924
3.70%, 10/23/24	67,000	71,435
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(c)	150,000	154,897
4.00%, 7/23/25	9,000	9,766
3.88%, 1/27/26	9,000	9,775
3.13%, 7/27/26	9,000	9,528
4.35%, 9/8/26	165,000	182,371
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)	97,000	104,529
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)	89,000	97,053
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(c)	45,000	51,367
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(c)	15,000	15,430
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	16,401
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)	19,000	21,948
4.38%, 1/22/47	14,000	17,790
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(c)	8,000	12,203
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	10,000	9,993
Mosaic Co. (The)
4.88%, 11/15/41	10,000	12,022
5.63%, 11/15/43	25,000	33,726
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	24,433
Mount Sinai Hospitals Group, Inc.
3.98%, 7/1/48, Series 2017	5,000	5,802
3.74%, 7/1/49, Series 2019	25,000	27,883
MPLX L.P.
4.13%, 3/1/27(b)	100,000	108,699
4.00%, 3/15/28	18,000	19,590
4.70%, 4/15/48	50,000	57,698
National Rural Utilities Cooperative Finance Corp.
2.70%, 2/15/23	11,000	11,219
3.25%, 11/1/25	10,000	10,676
3.40%, 2/7/28	5,000	5,425
3.90%, 11/1/28	18,000	20,190
4.02%, 11/1/32	18,000	20,642
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	7,229
4.45%, 1/15/43	50,000	60,956
NetApp, Inc.
3.30%, 9/29/24	45,000	47,390
New York and Presbyterian Hospital (The)
2.61%, 8/1/60	25,000	23,988
Newmont Corp.
4.88%, 3/15/42	45,000	56,587
NextEra Energy Capital Holdings, Inc.
0.65%, 3/1/23	255,000	254,850
2.75%, 5/1/25	15,000	15,708
3.50%, 4/1/29	20,000	21,701
NIKE, Inc.
2.40%, 3/27/25	200,000	207,838
2.85%, 3/27/30	17,000	18,084
3.88%, 11/1/45	5,000	6,064
3.38%, 11/1/46	20,000	22,705
NiSource, Inc.
3.49%, 5/15/27	10,000	10,765
5.25%, 2/15/43	20,000	26,319
5.65%, 2/1/45	5,000	6,937
4.38%, 5/15/47	25,000	30,118
3.95%, 3/30/48	18,000	20,731
Norfolk Southern Corp.
2.90%, 2/15/23	10,000	10,208
3.15%, 6/1/27	23,000	24,558
4.05%, 8/15/52	5,000	6,084
Northrop Grumman Corp.
3.25%, 8/1/23	48,000	49,897
3.20%, 2/1/27	53,000	56,597
Nucor Corp.
2.70%, 6/1/30	25,000	25,807
NVIDIA Corp.
2.85%, 4/1/30	10,000	10,614
3.70%, 4/1/60	20,000	24,030
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/1/50, Series 2020	235,000	231,980
NYU Langone Hospitals
3.38%, 7/1/55, Series 2020	25,000	26,936
O’Reilly Automotive, Inc.
3.55%, 3/15/26	25,000	26,956
3.90%, 6/1/29	13,000	14,436
Office Properties Income Trust
4.25%, 5/15/24	25,000	26,165
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	19,829
4.75%, 1/15/28	23,000	25,654
3.63%, 10/1/29	49,000	51,245
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	25,000	24,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
5.75%, 3/15/29	$34,000	$42,301
ONEOK, Inc.
2.75%, 9/1/24	18,000	18,622
4.00%, 7/13/27	18,000	19,504
4.55%, 7/15/28	78,000	87,169
Oracle Corp.
2.63%, 2/15/23	15,000	15,315
3.63%, 7/15/23	23,000	24,029
2.40%, 9/15/23	50,000	51,158
2.50%, 4/1/25	50,000	51,563
2.65%, 7/15/26	161,000	166,224
3.25%, 11/15/27	17,000	18,005
2.30%, 3/25/28	225,000	226,422
2.95%, 4/1/30	91,000	94,012
5.38%, 7/15/40	10,000	12,596
4.50%, 7/8/44	40,000	46,178
4.00%, 11/15/47	28,000	30,173
4.38%, 5/15/55	75,000	86,210
Orlando Health Obligated Group
3.33%, 10/1/50	128,000	140,991
Owens Corning
4.30%, 7/15/47	23,000	27,109
Pacific Gas and Electric Co.
3.45%, 7/1/25	145,000	150,497
2.95%, 3/1/26	20,000	20,351
2.10%, 8/1/27	20,000	19,329
2.50%, 2/1/31	175,000	167,540
4.50%, 7/1/40	25,000	26,385
3.50%, 8/1/50	80,000	76,332
PacifiCorp
4.10%, 2/1/42	50,000	58,712
Packaging Corp. of America
3.40%, 12/15/27	25,000	27,136
Parker-Hannifin Corp.
3.30%, 11/21/24	18,000	18,958
3.25%, 6/14/29	13,000	13,847
6.25%, 5/15/38	15,000	21,130
PayPal Holdings, Inc.
1.65%, 6/1/25	100,000	101,070
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	100,000	138,433
PECO Energy Co.
3.90%, 3/1/48	20,000	23,938
2.80%, 6/15/50	200,000	203,600
People’s United Financial, Inc.
3.65%, 12/6/22	205,000	209,436
PepsiCo, Inc.
3.60%, 3/1/24	40,000	42,173
2.63%, 3/19/27	25,000	26,319
3.00%, 10/15/27	53,000	56,936
2.75%, 3/19/30	30,000	31,743
3.38%, 7/29/49	20,000	22,945
Pfizer, Inc.
2.95%, 3/15/24	18,000	18,818
3.00%, 12/15/26	10,000	10,741
7.20%, 3/15/39	89,000	143,746
4.30%, 6/15/43	5,000	6,209
Philip Morris International, Inc.
3.25%, 11/10/24	21,000	22,295
2.10%, 5/1/30	175,000	172,574
1.75%, 11/1/30	100,000	95,821
4.88%, 11/15/43	32,000	38,931
Phillips 66
3.90%, 3/15/28	11,000	12,022
5.88%, 5/1/42	40,000	54,422
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	25,000	25,116
Plains All American Pipeline L.P.
3.65%, 6/1/22	39,500	39,814
4.50%, 12/15/26	15,000	16,395
6.65%, 1/15/37	48,000	62,611
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	78,000	83,023
3.45%, 4/23/29	50,000	54,698
2.55%, 1/22/30	10,000	10,299
Procter & Gamble Co. (The)
2.80%, 3/25/27	105,000	111,649
3.00%, 3/25/30	50,000	54,423
Progressive Corp. (The)
3.95%, 3/26/50	25,000	30,683
Prologis L.P.
2.25%, 4/15/30	25,000	25,270
1.25%, 10/15/30	60,000	55,839
4.38%, 9/15/48	5,000	6,498
Prudential Financial, Inc.
5.70%, 12/14/36	5,000	6,793
6.63%, 12/1/37	19,000	27,773
4.60%, 5/15/44	5,000	6,341
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(c)	5,000	5,392
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)	5,000	5,647
3.94%, 12/7/49	20,000	24,010
4.35%, 2/25/50	20,000	25,634
Public Service Co. of Colorado
3.60%, 9/15/42	90,000	102,392
4.30%, 3/15/44	29,000	35,620
Public Service Electric & Gas Co.
2.38%, 5/15/23	43,000	43,886
3.00%, 5/15/27	19,000	20,188
3.95%, 5/1/42	30,000	35,426
3.60%, 12/1/47	150,000	175,144
Public Service Enterprise Group, Inc.
2.88%, 6/15/24	25,000	26,016
PVH Corp.
4.63%, 7/10/25	25,000	27,495
QUALCOMM, Inc.
2.60%, 1/30/23	10,000	10,212
2.90%, 5/20/24	22,000	22,990
1.65%, 5/20/32	30,000	28,543
3.25%, 5/20/50(b)	20,000	22,295
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	29,144
Raytheon Technologies Corp.
3.95%, 8/16/25	25,000	27,110
3.50%, 3/15/27	50,000	53,999
4.50%, 6/1/42	100,000	124,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
4.80%, 12/15/43	$10,000	$12,852
3.75%, 11/1/46	48,000	54,414
4.35%, 4/15/47	30,000	37,071
Realty Income Corp.
4.60%, 2/6/24	18,000	19,213
3.00%, 1/15/27	5,000	5,292
3.95%, 8/15/27	5,000	5,585
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/50	80,000	75,574
Reliance Steel & Aluminum Co.
1.30%, 8/15/25	25,000	24,767
Rockwell Automation, Inc.
4.20%, 3/1/49	35,000	44,648
Roper Technologies, Inc.
2.35%, 9/15/24	15,000	15,448
3.80%, 12/15/26	30,000	32,706
1.40%, 9/15/27	25,000	24,266
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	24,000	28,884
Ryder System, Inc.
3.75%, 6/9/23	23,000	23,949
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	28,786
5.00%, 3/15/27	25,000	28,160
4.20%, 3/15/28	25,000	27,528
Sabra Health Care L.P.
5.13%, 8/15/26	18,000	19,979
salesforce.com, Inc.
3.70%, 4/11/28	25,000	27,902
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	125,000	119,904
Santander Holdings USA, Inc.
4.40%, 7/13/27	88,000	97,415
Sempra Energy
4.05%, 12/1/23	55,000	58,247
3.55%, 6/15/24	25,000	26,594
3.25%, 6/15/27	46,000	48,778
Sherwin-Williams Co. (The)
2.95%, 8/15/29	10,000	10,523
4.00%, 12/15/42	55,000	63,342
4.50%, 6/1/47	5,000	6,273
3.80%, 8/15/49	20,000	23,094
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/23	15,000	15,479
3.20%, 9/23/26	110,000	116,624
Simon Property Group L.P.
3.75%, 2/1/24	5,000	5,260
3.30%, 1/15/26	5,000	5,362
3.25%, 11/30/26	23,000	24,645
3.38%, 6/15/27	100,000	107,720
2.45%, 9/13/29	25,000	25,334
SITE Centers Corp.
4.70%, 6/1/27	68,000	75,864
Southern California Edison Co.
2.25%, 6/1/30	100,000	98,792
4.65%, 10/1/43	124,000	146,461
4.88%, 3/1/49, Series B	8,000	10,079
3.65%, 2/1/50	20,000	21,493
Southern California Gas Co.
4.13%, 6/1/48, Series UU	5,000	6,192
Southern Co. (The)
2.95%, 7/1/23	10,000	10,273
3.25%, 7/1/26	67,000	70,983
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	5,000	5,824
Southern Power Co.
5.15%, 9/15/41	19,000	23,562
Southwest Airlines Co.
4.75%, 5/4/23	45,000	47,262
5.13%, 6/15/27	50,000	57,079
Southwest Gas Corp.
3.80%, 9/29/46	50,000	54,982
Spectra Energy Partners L.P.
4.75%, 3/15/24	18,000	19,285
3.50%, 3/15/25	5,000	5,292
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	21,897
Starbucks Corp.
3.10%, 3/1/23	5,000	5,140
2.45%, 6/15/26	5,000	5,205
2.00%, 3/12/27	70,000	70,624
4.00%, 11/15/28	5,000	5,630
4.30%, 6/15/45	25,000	29,999
3.50%, 11/15/50	75,000	81,589
State Street Corp.
3.10%, 5/15/23	48,000	49,695
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	50,000	51,691
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month U.S. dollar London Interbank Offered Rate + 1.03% thereafter)(c)	50,000	57,098
2.40%, 1/24/30	62,000	63,927
Steel Dynamics, Inc.
3.45%, 4/15/30	90,000	96,079
Stryker Corp.
3.38%, 5/15/24(b)	5,000	5,252
Sutter Health
3.16%, 8/15/40, Series 20A	95,000	99,116
Synchrony Financial
3.70%, 8/4/26	5,000	5,332
5.15%, 3/19/29	200,000	232,838
Sysco Corp.
5.65%, 4/1/25	45,000	50,758
3.30%, 7/15/26	73,000	77,664
T-Mobile USA, Inc.
3.50%, 4/15/25	90,000	95,308
3.75%, 4/15/27	20,000	21,514
4.50%, 4/15/50	20,000	23,542
Tampa Electric Co.
4.30%, 6/15/48	18,000	22,632
Tapestry, Inc.
4.13%, 7/15/27(b)	55,000	60,207
Target Corp.
2.50%, 4/15/26	185,000	194,235
4.00%, 7/1/42	60,000	74,441
TC PipeLines L.P.
4.38%, 3/13/25	44,000	47,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
TD Ameritrade Holding Corp.
2.95%, 4/1/22(b)	$10,000	$10,044
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	25,133
Texas Instruments, Inc.
2.90%, 11/3/27(b)	27,000	29,026
4.15%, 5/15/48	14,000	17,931
Thermo Fisher Scientific, Inc.
4.50%, 3/25/30	75,000	89,505
Time Warner Cable LLC
6.75%, 6/15/39	80,500	110,634
5.50%, 9/1/41	7,000	8,596
4.50%, 9/15/42	10,000	11,010
TJX Cos., Inc. (The)
3.88%, 4/15/30	25,000	28,454
Toyota Motor Credit Corp.
1.35%, 8/25/23	40,000	40,423
0.45%, 1/11/24	32,000	31,698
2.90%, 4/17/24	5,000	5,220
3.05%, 1/11/28(b)	15,000	16,216
2.15%, 2/13/30	50,000	50,580
1.65%, 1/10/31	30,000	29,109
Trane Technologies Global Holding Co., Ltd.
3.75%, 8/21/28	45,000	49,513
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/1/24	50,000	53,201
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	17,645
Travelers Cos., Inc. (The)
6.25%, 6/15/37	30,000	43,516
3.75%, 5/15/46	25,000	29,654
4.00%, 5/30/47	48,000	58,722
2.55%, 4/27/50	20,000	19,586
Trimble, Inc.
4.15%, 6/15/23	5,000	5,225
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	40,000	39,992
Truist Bank
4.05%, 11/3/25	25,000	27,516
Truist Financial Corp.
2.85%, 10/26/24	144,000	150,396
1.13%, 8/3/27	15,000	14,441
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	15,000	15,882
2.95%, 6/15/27	23,000	24,627
3.70%, 12/1/42	5,000	5,679
3.00%, 7/30/46(b)	48,000	50,052
Tyson Foods, Inc.
4.88%, 8/15/34	50,000	61,234
U.S. Bancorp
3.60%, 9/11/24	25,000	26,689
1.45%, 5/12/25	25,000	25,191
2.38%, 7/22/26, Series V	150,000	156,156
3.90%, 4/26/28	103,000	116,474
1.38%, 7/22/30	11,000	10,408
UDR, Inc.
2.10%, 8/1/32	25,000	23,951
Union Electric Co.
2.95%, 6/15/27	18,000	19,068
Union Pacific Corp.
3.50%, 6/8/23	152,000	158,151
3.75%, 7/15/25	5,000	5,415
3.25%, 8/15/25	5,000	5,342
2.75%, 3/1/26	5,000	5,255
4.00%, 4/15/47	19,000	22,979
3.84%, 3/20/60	108,000	128,289
3.75%, 2/5/70	25,000	29,178
3.80%, 4/6/71	5,000	5,902
United Airlines Pass Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	16,324	17,293
United Parcel Service, Inc.
2.40%, 11/15/26	5,000	5,229
3.05%, 11/15/27(b)	53,000	57,308
6.20%, 1/15/38	15,000	21,908
3.40%, 11/15/46	5,000	5,709
UnitedHealth Group, Inc.
2.75%, 2/15/23	5,000	5,102
3.70%, 12/15/25	90,000	98,206
3.10%, 3/15/26	34,000	36,293
3.88%, 12/15/28	18,000	20,268
5.80%, 3/15/36	25,000	34,550
3.95%, 10/15/42	5,000	5,913
4.75%, 7/15/45	100,000	132,185
3.75%, 10/15/47	15,000	17,422
University of Southern California
3.03%, 10/1/39	24,000	25,767
3.84%, 10/1/47, Series 2017	120,000	147,596
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	40,000	43,070
Valero Energy Corp.
3.40%, 9/15/26	50,000	53,033
Valero Energy Partners L.P.
4.38%, 12/15/26	58,000	64,306
Ventas Realty L.P.
4.75%, 11/15/30	14,000	16,406
4.38%, 2/1/45	24,000	28,440
Verisk Analytics, Inc.
4.13%, 3/15/29	197,000	221,160
Verizon Communications, Inc.
0.75%, 3/22/24	20,000	19,867
3.38%, 2/15/25	10,000	10,624
0.85%, 11/20/25	10,000	9,722
4.33%, 9/21/28	25,000	28,501
4.02%, 12/3/29	20,000	22,420
1.68%, 10/30/30	76,000	71,749
2.65%, 11/20/40	70,000	67,150
3.40%, 3/22/41	150,000	159,394
6.55%, 9/15/43	8,000	12,643
4.86%, 8/21/46	50,000	65,875
2.88%, 11/20/50	85,000	82,608
2.99%, 10/30/56	11,000	10,662
3.00%, 11/20/60	15,000	14,505
3.70%, 3/22/61	107,000	118,430
ViacomCBS, Inc.
3.38%, 2/15/28	5,000	5,362
6.88%, 4/30/36	5,000	7,212
4.90%, 8/15/44	5,000	6,086
4.60%, 1/15/45	50,000	60,731
4.95%, 5/19/50(b)	20,000	25,319
Viatris, Inc.
2.70%, 6/22/30(b)	10,000	9,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
3.85%, 6/22/40	$30,000	$31,975
4.00%, 6/22/50	60,000	64,740
Virginia Electric & Power Co.
8.88%, 11/15/38	15,000	27,004
Visa, Inc.
2.80%, 12/14/22	50,000	51,018
1.90%, 4/15/27	34,000	34,557
2.75%, 9/15/27	22,000	23,359
3.65%, 9/15/47	65,000	76,691
VMware, Inc.
4.50%, 5/15/25	25,000	27,316
Vulcan Materials Co.
4.50%, 4/1/25	18,000	19,685
Wachovia Corp.
5.50%, 8/1/35	5,000	6,430
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	178,000	189,084
Walmart, Inc.
3.55%, 6/26/25	69,000	74,816
3.70%, 6/26/28	15,000	16,833
5.25%, 9/1/35	50,000	68,160
4.05%, 6/29/48	65,000	83,873
Walt Disney Co. (The)
3.35%, 3/24/25	50,000	53,169
2.20%, 1/13/28	75,000	76,177
2.65%, 1/13/31(b)	10,000	10,406
6.40%, 12/15/35	4,000	5,777
6.65%, 11/15/37	20,000	29,946
3.50%, 5/13/40	60,000	66,151
4.95%, 10/15/45	5,000	6,655
3.80%, 5/13/60	15,000	17,836
Wells Fargo & Co.
3.45%, 2/13/23, Series M	10,000	10,316
4.13%, 8/15/23	69,000	72,660
3.00%, 4/22/26	125,000	131,281
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)	189,000	203,479
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	165,000	167,368
4.15%, 1/24/29	10,000	11,190
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(c)	50,000	57,811
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	15,000	15,439
5.38%, 11/2/43	47,000	62,554
4.75%, 12/7/46	96,000	121,166
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(c)	105,000	145,532
Welltower, Inc.
4.25%, 4/1/26	23,000	25,342
4.25%, 4/15/28	15,000	16,863
Western Union Co. (The)
4.25%, 6/9/23(b)	55,000	57,603
2.75%, 3/15/31	250,000	247,350
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50,000	53,253
Westlake Chemical Corp.
5.00%, 8/15/46	10,000	12,749
WestRock MWV LLC
7.95%, 2/15/31	14,000	19,791
Whirlpool Corp.
4.50%, 6/1/46	30,000	36,525
Williams Cos., Inc. (The)
3.75%, 6/15/27	10,000	10,832
7.50%, 1/15/31, Series A	50,000	68,415
6.30%, 4/15/40	10,000	13,541
5.75%, 6/24/44	50,000	65,648
Wisconsin Public Service Corp.
3.67%, 12/1/42	38,000	43,256
WRKCo, Inc.
3.75%, 3/15/25	45,000	48,256
4.65%, 3/15/26	25,000	28,076
WW Grainger, Inc.
3.75%, 5/15/46	85,000	101,223
Wyeth LLC
5.95%, 4/1/37	10,000	14,225
Xilinx, Inc.
2.95%, 6/1/24	73,000	75,954
Xylem, Inc.
3.25%, 11/1/26	5,000	5,359
Zimmer Biomet Holdings, Inc.
3.15%, 4/1/22	5,000	5,022
3.55%, 4/1/25	60,000	63,904
Zoetis, Inc.
4.70%, 2/1/43	25,000	32,058

TOTAL U.S. CORPORATE BONDS (Cost: $49,802,841)		51,690,559

FOREIGN CORPORATE BONDS - 3.3%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	23,000	30,695
Westpac Banking Corp.
2.75%, 1/11/23	50,000	51,216
3.35%, 3/8/27	23,000	24,811
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	10,000	10,869
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	29,423
4.42%, 7/24/39	25,000	29,698

Total Australia		176,712

Belgium - 0.3%
Anheuser-Busch Cos. LLC
3.65%, 2/1/26	129,000	139,070
4.70%, 2/1/36	25,000	30,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/43	$253,000	$282,859
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	90,000	108,437
4.60%, 4/15/48	144,000	176,191
4.44%, 10/6/48	19,000	22,938

Total Belgium		759,604

Bermuda - 0.0%
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	18,000	19,196

Brazil - 0.0%
Vale Overseas Ltd.
6.88%, 11/21/36	10,000	12,895

Canada - 0.6%
Bank of Montreal
3.30%, 2/5/24, Series E	40,000	41,940
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	49,000	52,658
Bank of Nova Scotia (The)
1.63%, 5/1/23	40,000	40,541
Brookfield Finance, Inc.
3.90%, 1/25/28	18,000	19,883
4.85%, 3/29/29	25,000	29,037
4.70%, 9/20/47	50,000	62,015
Canadian Imperial Bank of Commerce
0.95%, 6/23/23	40,000	40,115
Canadian National Railway Co.
2.95%, 11/21/24	25,000	26,210
2.75%, 3/1/26	100,000	105,153
Canadian Natural Resources Ltd.
3.80%, 4/15/24	50,000	52,566
3.85%, 6/1/27	25,000	26,855
CNOOC Petroleum North America ULC
5.88%, 3/10/35	65,000	81,490
6.40%, 5/15/37	25,000	33,457
7.50%, 7/30/39	63,000	95,541
Enbridge, Inc.
4.25%, 12/1/26	25,000	27,530
Kinross Gold Corp.
4.50%, 7/15/27	55,000	61,643
Magna International, Inc.
3.63%, 6/15/24	5,000	5,310
Nutrien Ltd.
2.95%, 5/13/30	90,000	94,829
5.63%, 12/1/40	5,000	6,939
5.25%, 1/15/45	18,000	24,614
3.95%, 5/13/50	50,000	58,964
Rogers Communications, Inc.
3.00%, 3/15/23	23,000	23,488
4.50%, 3/15/43	25,000	28,953
5.00%, 3/15/44	25,000	30,862
Royal Bank of Canada
2.75%, 2/1/22	50,000	50,200
2.80%, 4/29/22	50,000	50,500
3.70%, 10/5/23	25,000	26,305
2.25%, 11/1/24	25,000	25,781
TELUS Corp.
2.80%, 2/16/27	50,000	52,239
4.60%, 11/16/48	5,000	6,529
Toronto-Dominion Bank (The)
0.75%, 6/12/23	10,000	10,013
0.75%, 9/11/25	25,000	24,425
TransCanada PipeLines Ltd.
4.25%, 5/15/28	64,000	71,505
4.63%, 3/1/34	28,000	32,809
5.85%, 3/15/36	29,000	37,792

Total Canada		1,458,691

China - 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/6/27(b)	25,000	26,659
Baidu, Inc.
1.72%, 4/9/26	200,000	198,282
Tencent Music Entertainment Group
2.00%, 9/3/30(b)	100,000	94,166

Total China		319,107

France - 0.0%
Sanofi
3.63%, 6/19/28(b)	5,000	5,658
TotalEnergies Capital International S.A.
3.46%, 7/12/49	20,000	21,898

Total France		27,556

Germany - 0.1%
Deutsche Bank AG
3.70%, 5/30/24	25,000	26,334
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	15,000	21,971
9.25%, 6/1/32	50,000	80,591

Total Germany		128,896

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.46%, 3/2/23	25,000	25,848
3.76%, 7/26/23	54,000	56,639
3.41%, 3/7/24	25,000	26,266
3.78%, 3/2/25	5,000	5,382
3.96%, 3/2/28(b)	45,000	50,048
3.74%, 3/7/29	40,000	44,114
4.15%, 3/7/39(b)	25,000	29,955
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	26,850
3.35%, 10/18/27	23,000	24,829
3.20%, 9/17/29	50,000	52,422
2.14%, 9/23/30	255,000	246,712
Takeda Pharmaceutical Co., Ltd.
3.03%, 7/9/40	25,000	25,358

Total Japan		614,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
Netherlands - 0.3%
Cooperatieve Rabobank UA
5.25%, 5/24/41	$159,000	$221,826
Shell International Finance B.V.
3.40%, 8/12/23	97,000	101,586
3.25%, 5/11/25	150,000	159,996
2.38%, 11/7/29	150,000	153,326
5.50%, 3/25/40	27,000	37,207

Total Netherlands		673,941

Norway - 0.3%
Equinor ASA
2.45%, 1/17/23	181,000	184,637
2.65%, 1/15/24	5,000	5,172
3.70%, 3/1/24	162,000	171,712
3.00%, 4/6/27	25,000	26,457
3.63%, 9/10/28	149,000	164,922
5.10%, 8/17/40	19,000	25,275
4.80%, 11/8/43	25,000	32,697

Total Norway		610,872

Peru - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	6,936

Spain - 0.1%
Telefonica Emisiones S.A.
7.05%, 6/20/36	9,000	12,929
Telefonica Europe B.V.
8.25%, 9/15/30	147,000	209,722

Total Spain		222,651

Switzerland - 0.1%
Credit Suisse Group AG
4.55%, 4/17/26	192,000	212,356
Novartis Capital Corp.
3.10%, 5/17/27	60,000	64,313
3.70%, 9/21/42	15,000	17,546
Syngenta Finance N.V.
3.13%, 3/28/22	19,000	19,093

Total Switzerland		313,308

United Kingdom - 1.0%
AstraZeneca PLC
3.38%, 11/16/25	15,000	16,105
4.00%, 1/17/29	25,000	28,281
4.38%, 11/16/45	50,000	64,530
Barclays PLC
4.34%, 5/16/24, (4.338% fixed rate until 5/16/23; 3-month U.S. dollar London Interbank Offered Rate + 1.356% thereafter)(c)	200,000	209,440
BAT Capital Corp.
3.22%, 8/15/24	150,000	156,363
3.22%, 9/6/26	25,000	26,102
4.39%, 8/15/37	50,000	53,171
BP Capital Markets PLC
3.54%, 11/4/24	95,000	101,082
3.28%, 9/19/27	24,000	25,678
3.72%, 11/28/28	45,000	49,567
British Telecommunications PLC
9.63%, 12/15/30	124,000	184,707
CNH Industrial N.V.
4.50%, 8/15/23	20,000	21,115
Diageo Capital PLC
2.13%, 4/29/32	30,000	29,975
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	100,000	102,666
3.38%, 5/15/23	19,000	19,744
HSBC Holdings PLC
3.90%, 5/25/26	25,000	27,049
4.95%, 3/31/30	175,000	205,509
7.63%, 5/17/32	64,000	89,288
6.80%, 6/1/38	100,000	142,935
Lloyds Banking Group PLC
1.63%, 5/11/27, (1.627% fixed rate until 5/11/26; 1-year Constant Maturity Treasury Rate + 0.85% thereafter)(c)	200,000	197,118
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(c)	50,000	53,552
Reynolds American, Inc.
7.25%, 6/15/37	23,000	31,104
5.85%, 8/15/45	10,000	12,191
Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(c)	250,000	247,992
Unilever Capital Corp.
5.90%, 11/15/32	5,000	6,761
Vodafone Group PLC
4.13%, 5/30/25	50,000	54,441
4.38%, 2/19/43	34,000	39,890
5.25%, 5/30/48	30,000	39,118

Total United Kingdom		2,235,474

TOTAL FOREIGN CORPORATE BONDS (Cost: $7,397,991)		7,580,262

FOREIGN GOVERNMENT AGENCIES - 0.6%
Canada - 0.2%
Export Development Canada
2.50%, 1/24/23	10,000	10,241
1.38%, 2/24/23	50,000	50,595
2.75%, 3/15/23	30,000	30,888
Province of Alberta Canada
3.30%, 3/15/28	95,000	104,755
Province of British Columbia Canada
2.25%, 6/2/26	25,000	26,125
Province of New Brunswick Canada
3.63%, 2/24/28	20,000	22,546
Province of Ontario Canada
3.20%, 5/16/24	110,000	116,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
Province of Quebec Canada
2.63%, 2/13/23	$9,000	$9,230
2.88%, 10/16/24, Series QO	55,000	57,990
1.50%, 2/11/25, Series QX	20,000	20,286
2.50%, 4/20/26	50,000	52,697
7.50%, 9/15/29, Series PD	31,000	43,750

Total Canada		545,338

Germany - 0.4%
Kreditanstalt fuer Wiederaufbau
2.13%, 1/17/23	133,000	135,661
2.63%, 2/28/24	300,000	312,873
2.50%, 11/20/24	33,000	34,551
0.63%, 1/22/26	225,000	220,752
2.88%, 4/3/28	40,000	43,691
Landwirtschaftliche Rentenbank
1.75%, 7/27/26(b)	90,000	92,267
0.88%, 9/3/30	130,000	123,496

Total Germany		963,291

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,504,984)		1,508,629

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Hungary - 0.0%
Hungary Government International Bond
5.38%, 2/21/23	50,000	52,750
5.38%, 3/25/24	18,000	19,642

Total Hungary		72,392

Indonesia - 0.1%
Indonesia Government International Bond
3.50%, 2/14/50	165,000	167,592

Italy - 0.1%
Republic of Italy Government International Bond
5.38%, 6/15/33	236,000	296,341

Mexico - 0.2%
Mexico Government International Bond
4.00%, 10/2/23	31,000	32,704
6.75%, 9/27/34, Series MTNA	25,000	33,035
5.75%, 10/12/2110	368,000	418,317

Total Mexico		484,056

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	283,000	379,316
6.70%, 1/26/36	50,000	65,890

Total Panama		445,206

Peru - 0.1%
Peruvian Government International Bond
4.13%, 8/25/27	144,000	157,903
2.78%, 1/23/31	50,000	49,691
8.75%, 11/21/33	25,000	38,624
5.63%, 11/18/50	50,000	68,134

Total Peru		314,352

Philippines - 0.2%
Philippine Government International Bond
7.75%, 1/14/31	100,000	143,964
3.95%, 1/20/40	200,000	220,360

Total Philippines		364,324

Poland - 0.2%
Republic of Poland Government International Bond
3.00%, 3/17/23	299,000	306,882
3.25%, 4/6/26	72,000	77,106

Total Poland		383,988

Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	53,000	68,836
4.98%, 4/20/55	124,000	158,652

Total Uruguay		227,488

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,712,355)		2,755,739

SUPRANATIONAL BONDS - 1.5%
Asian Development Bank
2.75%, 3/17/23	9,000	9,274
1.50%, 10/18/24	350,000	356,258
2.00%, 1/22/25	5,000	5,165
0.63%, 4/29/25	150,000	148,158
0.50%, 2/4/26	300,000	292,815
2.50%, 11/2/27	20,000	21,308
Asian Infrastructure Investment Bank (The)
2.25%, 5/16/24	200,000	207,124
Corporacion Andina de Fomento
3.25%, 2/11/22	50,000	50,315
European Investment Bank
2.25%, 3/15/22	14,000	14,085
2.50%, 3/15/23	291,000	298,848
0.25%, 9/15/23	250,000	248,693
3.25%, 1/29/24	14,000	14,773
0.38%, 12/15/25	15,000	14,564
2.13%, 4/13/26	25,000	26,067
2.38%, 5/24/27	94,000	99,433
4.88%, 2/15/36	25,000	35,012
Inter-American Development Bank
2.50%, 1/18/23	9,000	9,217
1.75%, 3/14/25	115,000	117,895
0.63%, 7/15/25	275,000	270,861
3.88%, 10/28/41	80,000	104,130
3.20%, 8/7/42	25,000	29,673
International Bank for Reconstruction & Development
2.13%, 2/13/23	5,000	5,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
2.50%, 11/25/24, Series GDIF	$114,000	$119,425
2.13%, 3/3/25, Series GDIF(b)	50,000	51,888
0.63%, 4/22/25	325,000	321,080
2.50%, 7/29/25, Series GDIF	359,000	377,593
0.50%, 10/28/25	10,000	9,773
2.50%, 11/22/27, Series GDIF	154,000	164,073
International Finance Corp.
1.38%, 10/16/24	60,000	60,871

TOTAL SUPRANATIONAL BONDS (Cost: $3,484,196)		3,483,476

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%

United States - 1.9%
Banc of America Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	100,000	105,724
Bank
2.85%, 10/17/52, Series 2019-BN21, Class A5	75,000	79,469
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	113,679
2.40%, 1/15/63, Series 2020-BN25, Class A4	150,000	153,038
2.14%, 3/15/63, Series 2020-BN28, Class AS	100,000	97,450
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	62,543
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	67,787
Commercial Mortgage Trust
3.60%, 5/10/47, Series 2014-CR17, Class ASB	26,586	27,341
3.21%, 3/10/48, Series 2015-CR22, Class A3	95,000	94,989
3.63%, 10/10/48, Series 2015-CR26, Class A4	250,000	267,888
CSAIL Commercial Mortgage Trust
4.10%, 4/15/51, Series 2018-CX11, Class A3	100,000	105,399
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.48%, 3/25/25, Series K049, Class A1	9,572	9,793
3.75%, 8/25/25, Series K733, Class A2	100,000	107,926
3.00%, 12/25/25, Series K053, Class A2	200,000	212,659
2.62%, 8/25/26, Series K057, Class AM	100,000	104,812
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	76,681
3.69%, 1/25/29, Series K088, Class A2	115,000	130,508
2.52%, 10/25/29, Series K101, Class A2	50,000	53,112
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	83,397
1.24%, 1/25/35, Series K-1516, Class A1	293,736	282,688
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.19%, 7/25/23, Series 2014-M1, Class A2^(c)	61,365	62,813
2.49%, 5/25/26, Series 2016-M6, Class A2	57,210	59,605
2.55%, 12/25/26, Series 2017-M3, Class A2^(c)	42,005	44,013
3.16%, 3/25/28, Series 2018-M4, Class A2^(c)	23,200	25,269
3.67%, 9/25/28, Series 2019-M1, Class A2^(c)	100,000	112,513
2.44%, 10/25/29, Series 2020-M1, Class A2	200,000	211,532
3.09%, 2/25/30, Series 2018-M3, Class A1^(c)	14,361	15,056
1.78%, 5/25/30, Series 2020-M14, Class A2	125,000	126,335
3.61%, 2/25/31, Series 2019-M4, Class A2	250,000	289,888
GS Mortgage Securities Trust
3.00%, 9/1/52, Series 2019-GC42, Class A4	50,000	53,372
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	103,974
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	52,830
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	107,432
3.60%, 5/15/50, Series 2017-C33, Class A5	250,000	271,425
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	107,468
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	56,591
4.08%, 12/15/51, Series 2018-C15, Class A3	50,000	54,867
Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	98,674	104,482
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	74,020
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	100,326
WFRBS Commercial Mortgage Trust
4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	105,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Investments	Principal Amount	Value
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $4,359,184)		$4,375,883

MUNICIPAL BONDS - 0.6%

United States - 0.6%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1-SUB	$25,000	45,553
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	50,000	72,035
City of Houston, TX
3.96%, 3/1/47	100,000	122,674
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	45,000	53,311
New York City Water & Sewer System
5.44%, 6/15/43	100,000	148,448
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	141,249
4.81%, 10/15/65, Series 192	25,000	35,632
Port of Morrow, OR
2.54%, 9/1/40	20,000	19,960
Sales Tax Securitization Corp.
3.82%, 1/1/48	150,000	175,358
State of California
7.55%, 4/1/39	190,000	323,389
State of Mississippi
5.25%, 11/1/34	75,000	96,166
Texas Transportation Commission
2.56%, 4/1/42	20,000	20,289
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	61,072
4.00%, 10/1/33	20,000	24,146
University of California
3.35%, 7/1/29, Series BD	10,000	11,120

TOTAL MUNICIPAL BONDS (Cost: $1,271,572)		1,350,402

ASSET-BACKED SECURITIES - 0.3%

United States - 0.3%
BMW Vehicle Owner Trust
2.51%, 6/25/24, Series 2018-A, Class A4	2,955	2,960
CarMax Auto Owner Trust
2.64%, 6/15/23, Series 2018-1, Class A4	17,747	17,812
Ford Credit Auto Owner Trust
1.04%, 8/15/24, Series 2020-A, Class A3	50,268	50,463
GM Financial Consumer Automobile Receivables Trust
2.65%, 2/16/24, Series 2019-2, Class A3	6,020	6,063
1.49%, 12/16/24, Series 2020-2, Class A3	44,810	45,131
Honda Auto Receivables Owner Trust
1.83%, 1/18/24, Series 2019-4, Class A3	36,873	37,157
0.82%, 7/15/24, Series 2020-2, Class A3	26,000	26,068
Santander Drive Auto Receivables Trust
0.48%, 7/15/24, Series 2020-4, Class A3	70,775	70,800
World Omni Auto Receivables Trust
0.82%, 1/15/26, Series 2020-B, Class A4	500,000	500,098

TOTAL ASSET-BACKED SECURITIES (Cost: $761,463)		756,552

REPURCHASE AGREEMENT - 5.0%

United States - 5.0%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 12/1/21; Proceeds at maturity - $11,551,519 (fully collateralized by U.S. Treasury Note,1.63% due 5/15/31, U.S. Treasury Bond STRIPS, zero coupon due 5/15/36 - 5/15/37; Market value including accrued interest - $11,782,545) (Cost: $11,551,500)	11,551,500	11,551,500

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(e) (Cost: $686,400)	686,400	686,400

	Principal Amount
U.S. GOVERNMENT OBLIGATIONS - 0.4%

United States - 0.4%
U.S. Treasury Bill 0.04%, 5/19/22* (Cost: $875,757)	$876,000	875,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

Value
TOTAL INVESTMENTS IN SECURITIES - 106.4% (Cost: $241,628,002)	$245,592,308
Other Assets less Liabilities - (6.4)%	(14,787,774)

NET ASSETS - 100.0%	$230,804,534

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)

Security, or portion thereof, was on loan at November 30, 2021. At November 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,323,376 and the total market value of the collateral held by the Fund was $1,389,918. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $703,518.

(c)	Rate shown reflects the accrual rate as of November 30, 2021 on securities with variable or step rates.
(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of November 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	284	3/31/22	$(62,120,563)	$(92,993)
5 Year U.S. Treasury Note	958	3/31/22	(116,299,704)	(839,899)
U.S. Treasury Ultra Long Term Bond	157	3/22/22	(31,488,312)	(1,205,906)
Ultra 10 Year U.S. Treasury Note	245	3/22/22	(35,988,203)	(699,141)

			$(245,896,782)	$(2,837,939)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$65,345,015	$—	$65,345,015
U.S. Government Obligations	—	94,507,891	—	94,507,891
U.S. Corporate Bonds	—	51,690,559	—	51,690,559
Foreign Corporate Bonds	—	7,580,262	—	7,580,262
Foreign Government Agencies	—	1,508,629	—	1,508,629
Foreign Government Obligations	—	2,755,739	—	2,755,739
Supranational Bonds	—	3,483,476	—	3,483,476
Commercial Mortgage-Backed Securities	—	4,375,883	—	4,375,883
Municipal Bonds	—	1,350,402	—	1,350,402
Asset-Backed Securities	—	756,552	—	756,552
Repurchase Agreement	—	11,551,500	—	11,551,500
Investment of Cash Collateral for Securities Loaned	—	686,400	—	686,400

Total Investments in Securities	$—	$245,592,308	$—	$245,592,308

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,837,939)	$—	$—	$(2,837,939)

Total - Net	$(2,837,939)	$245,592,308	$—	$242,754,369

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2021

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.1%

United States - 1.1%
Navient Private Education Refi Loan Trust
3.90%, 1/15/43, Series 2019-A, Class B(a)	$284,000	$290,946
Sofi Consumer Loan Program Trust
3.65%, 2/25/27, Series 2018-1, Class B(a)	76,182	76,734
3.79%, 4/26/27, Series 2018-2, Class B(a)	40,824	40,954
4.02%, 8/25/27, Series 2018-3, Class B(a)	27,967	28,138

TOTAL ASSET-BACKED SECURITIES (Cost: $441,084)		436,772

COLLATERALIZED LOAN OBLIGATIONS - 4.7%

Cayman Islands - 4.1%
Apidos XXXVI
2.13%, 7/20/34, Series 2021-36A, Class C (3-month U.S. dollar London Interbank Offered Rate + 2.00%)(a)(b)	350,000	349,897
Ares XLVII Ltd.
1.87%, 4/15/30, Series 2018-47A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 1.75%)(a)(b)	400,000	397,981
LCM 28 Ltd.
2.28%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)	400,000	400,197
Neuberger Berman Loan Advisers Ltd.
1.82%, 1/20/32, Series 2019-32A, Class CR, (3-month U.S. dollar London Interbank Offered Rate + 1.70%)(a)(b)	500,000	498,879

Total Cayman Islands		1,646,954

Morocco - 0.6%
OCP S.A.
1.21%, 4/26/31, Series 2014-5A, Class A1R, (3-month U.S. dollar London Interbank Offered Rate + 1.08%)(a)(b)	250,000	250,204

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,861,695)		1,897,158

COLLATERALIZED MORTGAGE OBLIGATIONS - 43.3%
CSMC Trust
3.88%, 10/25/44, Series 2014-WIN2, Class B1^(a)(b)	153,481	155,320
Federal Home Loan Mortgage Corp. REMIC
6.00%, 2/15/22, Series 2416, Class PG	4,317	4,332
6.00%, 2/15/22, Series 2418, Class MB	552	554
7.40%, 5/15/23, Series 1517, Class J	6,612	6,805
4.50%, 7/15/25, Series 3000, Class BC	27,008	28,084
4.00%, 5/15/28, Series 4669, Class EV	190,476	197,023
6.00%, 7/15/29, Series 2175, Class TH	46,858	51,938
6.00%, 5/15/32, Series 2448, Class ZQ	59,449	66,277
3.00%, 8/15/32, Series 4092, Class AY	200,000	212,079
6.00%, 8/15/32, Series 2485, Class WG	20,927	23,837
5.00%, 11/15/32, Series 2519, Class NU	851,653	927,712
5.50%, 11/15/32, Series 2519, Class ZD	7,948	8,906
5.50%, 11/15/32, Series 2520, Class PH	148,675	168,620
2.50%, 1/15/33, Series 4332, Class CU	126,143	127,595
0.54%, 6/15/34, Series 2812, Class MF^(b)	184,921	186,819
5.50%, 9/15/34, Series 2861, Class Z	10,193	11,784
5.00%, 11/15/34, Series 2893, Class PE	44,585	49,847
6.00%, 11/15/36, Series 3244, Class LZ	259	293
0.40%, 3/15/37, Series 3284, Class LF^(b)	530,485	533,782
5.00%, 1/15/40, Series 3626, Class ME	452,235	506,274
5.00%, 4/15/40, Series 3658, Class CZ	374,305	443,810
4.00%, 1/15/41, Series 4179, Class AZ	546,245	590,080
3.50%, 5/15/41, Series 4229, Class MA	73,795	76,915
3.00%, 12/15/41, Series 4273, Class GM	78,821	81,539
2.00%, 1/15/42, Series 4112, Class CP	23,536	23,923
4.50%, 9/15/42, Series 4671, Class JM	100,823	104,779
3.50%, 3/15/43, Series 4402, Class PE	8,190	8,283
3.00%, 5/15/43, Series 4322, Class DJ	95,461	97,897
3.00%, 6/15/44, Series 4483, Class CA	230,499	239,013
2.25%, 8/15/44, Series 4406, Class AC	85,656	86,467
3.50%, 9/15/46, Series 4774, Class LP	112,964	116,676
3.00%, 4/25/49, Series 4908, Class BD	348,007	358,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2021

Investments	Principal Amount	Value
Federal Home Loan Mortgage Corp. STRIPS
3.00%, 9/15/42, Series 280, Class 30	$384,323	$407,784
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
2.39%, 9/25/30, Series 2018-HQA1, Class M2^(b)	153,105	154,786
Federal National Mortgage Association REMIC
6.68%, 1/25/23, Series G93-1, Class K	2,713	2,759
6.00%, 8/25/23, Series 1996-8, Class C	4,527	4,625
6.50%, 9/25/23, Series 1993-169, Class L	9,715	10,141
3.50%, 8/25/26, Series 2011-80, Class HE	237,827	248,047
2.00%, 11/25/30, Series 2015-93, Class AD	185,973	191,220
6.50%, 10/25/31, Series 2001-52, Class YZ	1,256	1,454
3.00%, 6/25/33, Series 2014-36, Class QA	62,778	65,056
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	105,092
4.50%, 10/25/34, Series 2004-75, Class ZG	7,421	8,177
0.34%, 5/25/35, Series 2005-40, Class FB^(b)	98,355	98,024
4.75%, 8/25/35, Series 2005-80, Class SZ	108,026	121,566
6.00%, 7/25/36, Series 2006-62, Class PZ	133,351	197,494
4.50%, 10/25/36, Series 2009-19, Class PW	38,883	42,959
0.34%, 12/25/36, Series 2006-120, Class PF^(b)	89,769	89,370
5.50%, 2/25/37, Series 2007-6, Class PA	16,445	17,704
4.25%, 4/25/37, Series 2007-30, Class ZM	255,242	303,821
5.00%, 4/25/37, Series 2007-26, Class JZ	243,624	271,619
5.00%, 3/25/38, Series 2008-16, Class EA	7,199	8,076
6.00%, 8/25/39, Series 2009-62, Class Z	269,669	320,107
5.00%, 11/25/39, Series 2009-89, Class PH	118,000	134,366
5.00%, 7/25/40, Series 2010-80, Class PZ	265,147	307,255
5.00%, 9/25/40, Series 2010-102, Class PN	173,762	193,358
1.75%, 11/25/40, Series 2012-51, Class GU	400,000	408,712
3.00%, 2/25/41, Series 2011-134, Class NJ	91,028	93,569
2.50%, 5/25/41, Series 2012-131, Class DZ	24,359	24,683
5.00%, 6/25/41, Series 2011-52, Class GB	175,848	198,166
2.50%, 9/25/41, Series 2011-127, Class JC	30,652	30,882
5.25%, 9/25/41, Series 2011-84, Class PZ	342,157	394,271
3.00%, 3/25/42, Series 2016-21, Class BA	74,652	75,611
1.75%, 6/25/42, Series 2013-37, Class JA	200,791	203,084
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	244,015
3.00%, 2/25/43, Series 2013-1, Class JZ	88,414	89,740
3.00%, 3/25/44, Series 2015-42, Class CA	243,347	247,068
3.00%, 4/25/45, Series 2015-23, Class HZ	488,439	522,314
3.00%, 3/25/46, Series 2016-9, Class D	188,690	196,405
3.00%, 4/25/46, Series 2018-3, Class PA	211,134	219,709
2.50%, 9/25/46, Series 2016-63, Class CA	59,968	60,104
Government National Mortgage Association
5.00%, 7/16/33, Series 2003-60, Class ZG	63,098	69,279
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	177,227
5.50%, 4/20/37, Series 2007-24, Class PC	68,168	72,829
5.50%, 5/20/38, Series 2008-42, Class QB	70,639	80,108
2.00%, 8/20/39, Series 2011-52, Class KY	76,488	77,543
4.50%, 9/16/40, Series 2010-125, Class BZ, REMIC	283,451	307,129
3.00%, 7/16/41, Series 2011-135, Class WH	151,528	154,656
4.00%, 3/20/44, Series 2014-43, Class Z	611,188	718,053
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	277,726
3.00%, 11/20/45, Series 2015-165, Class ZE	119,695	129,171
JP Morgan Mortgage Trust
3.59%, 5/25/45, Series 2015-3, Class B3^(a)(b)	145,559	147,014
3.92%, 12/25/48, Series 2018-6, Class B2^(a)(b)	274,511	277,469
3.45%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	288,984	297,876
4.41%, 5/25/50, Series 2019-INV3, Class B3^(a)(b)	223,290	230,194
3.71%, 11/25/50, Series 2020-4, Class B2^(a)(b)	291,314	297,934
3.63%, 12/25/50, Series 2020-5, Class B1^(a)(b)	242,959	251,183
Provident Funding Mortgage Trust
3.28%, 2/25/50, Series 2020-1, Class B1^(a)(b)	384,641	393,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2021

Investments	Principal Amount	Value
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	$198,782	$200,101
Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	680,747	694,466
Seasoned Loans Structured Transaction Trust
2.75%, 9/25/29, Series 2019-2, Class A2C	455,000	476,800
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	37,167	37,601
Verus Securitization Trust
2.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	302,581

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $17,614,539)		17,478,697

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%

United States - 7.5%
Bank
1.46%, 11/15/53, Series 2020-BN29, Class XA^(b)(c)	4,466,780	443,019
2.90%, 6/15/64, Series 2021-BN35, Class C^(b)	350,000	350,796
Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	338,585
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	220,627
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.85%, 9/25/45, Series 2021-P011, Class X1^(b)(c)	438,799	69,586
Federal Home Loan Mortgage Corp. REMIC
4.50%, 9/15/40, Series 3726, Class QZ	330,259	365,480
Government National Mortgage Association
5.50%, 9/16/39, Series 2009-76, Class XA, REMIC	425,664	512,061
3.00%, 3/16/42, Series 2012-39, Class GC, REMIC	145,000	155,104
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(c)	6,270,765	381,388
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	200,020

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $3,057,220)		3,036,666

U.S. GOVERNMENT AGENCIES - 42.0%

Federal Home Loan Mortgage Corporation - 2.5%
4.00%, 1/1/42	277,685	305,821
3.50%, 8/1/46	289,203	310,151
3.50%, 9/1/47	368,210	393,872

Total Federal Home Loan Mortgage Corporation		1,009,844

Federal National Mortgage Association - 6.7%
4.00%, 11/1/43	336,661	370,676
4.00%, 5/1/47	270,260	293,620
4.00%, 12/1/47	275,060	298,908
4.00%, 10/1/48	1,030,980	1,128,081
4.00%, 4/1/55	459,603	514,657
4.50%, 6/1/56	90,391	101,660

Total Federal National Mortgage Association		2,707,602

Government National Mortgage Association - 17.3%
3.50%, 7/20/47	522,720	561,305
4.50%, 5/20/49	98,844	105,098
2.50%, 1/1/52(d)	3,690,000	3,783,980
3.00%, 1/1/52(d)	2,450,000	2,534,611

Total Government National Mortgage Association		6,984,994

Uniform Mortgage-Backed Securities - 15.5%
2.00%, 1/1/52(d)	2,588,000	2,584,563
2.50%, 1/1/52(d)	3,593,000	3,674,684

Total Uniform Mortgage-Backed Securities		6,259,247

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $16,833,509)		16,961,687

TOTAL INVESTMENTS IN SECURITIES - 98.6% (Cost: $39,808,047)		39,810,980
Other Assets less Liabilities - 1.4%		559,573

NET ASSETS - 100.0%		$40,370,553

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of November 30, 2021 on securities with variable or step rates.
(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2021

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	4	3/22/22	$(523,250)	$(7,375)

			$(523,250)	$(7,375)

Long Exposure
U.S. Treasury Ultra Long Term Bond	2	3/22/22	$401,125	$16,688

			$401,125	$16,688

Total - Net			$(122,125)	$9,313

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Asset-Backed Securities	$—	$436,772	$—	$436,772
Collateralized Loan Obligations	—	1,897,158	—	1,897,158
Collateralized Mortgage Obligations	—	17,478,697	—	17,478,697
Commercial Mortgage-Backed Securities	—	3,036,666	—	3,036,666
U.S. Government Agencies	—	16,961,687	—	16,961,687

Total Investments in Securities	$—	$39,810,980	$—	$39,810,980

Financial Derivative Instruments
Futures Contracts[1]	$16,688	$—	$—	$16,688
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(7,375)	$—	$—	$(7,375)

Total - Net	$9,313	$39,810,980	$—	$39,820,293

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 46.6%

Federal Farm Credit Bank - 0.5%
2.02%, 4/1/31	$2,000,000	$1,999,060
1.79%, 6/22/35	500,000	481,845
1.65%, 7/23/35	1,500,000	1,424,415
1.95%, 8/13/40	1,500,000	1,415,760

Total Federal Farm Credit Bank		5,321,080

Federal Home Loan Bank - 0.9%
3.25%, 11/16/28	1,200,000	1,342,920
5.50%, 7/15/36	5,950,000	8,735,493

Total Federal Home Loan Bank		10,078,413

Federal Home Loan Mortgage Corporation - 7.5%
6.75%, 9/15/29, Series GDIF	280,000	392,546
2.50%, 4/1/30	1,979,772	2,056,682
3.00%, 5/1/30	604,864	633,929
6.75%, 3/15/31	5,500,000	7,957,290
6.25%, 7/15/32	13,109,000	19,048,032
3.00%, 1/1/33	1,522,222	1,596,834
3.00%, 5/1/33	2,053,478	2,151,253
4.00%, 11/1/33	43,853	46,269
5.50%, 12/1/33	282,603	320,032
6.50%, 3/1/36	191,086	218,389
5.00%, 6/1/37	1,682	1,894
6.00%, 9/1/37	153,595	176,200
2.28%, 11/15/38, Series 1(a)	200,000	140,222
5.50%, 2/1/40	6,233	7,138
4.50%, 8/1/40	117,297	129,599
4.00%, 11/1/40	9,195	10,038
5.00%, 3/1/41	187,531	211,253
5.50%, 6/1/41	186,564	213,162
5.00%, 7/1/41	5,405	6,097
3.50%, 10/1/41	306,257	328,786
3.50%, 2/1/42	128,244	137,724
5.00%, 2/1/42	246,703	277,786
4.00%, 4/1/42	451,541	493,060
4.50%, 5/1/42	188,761	208,641
3.50%, 6/1/42	32,038	34,421
3.50%, 8/1/42	146,573	157,476
3.50%, 9/1/42	184,887	198,672
3.00%, 3/1/43	264,591	279,190
3.00%, 4/1/43	166,793	175,996
3.00%, 7/1/43	694,452	737,779
3.50%, 7/1/43	212,021	227,713
3.00%, 8/1/43	50,830	53,634
4.00%, 8/1/43	17,836	19,468
3.50%, 1/1/44	1,113,254	1,196,299
3.00%, 2/1/44	123,105	129,922
3.50%, 2/1/44	88,549	95,103
4.00%, 3/1/44	32,319	35,228
4.00%, 4/1/44	333,891	365,020
3.50%, 5/1/44	130,131	138,909
4.00%, 5/1/44	120,235	131,059
4.50%, 5/1/44	7,057	7,779
3.50%, 7/1/44	36,680	39,158
4.50%, 7/1/44	103,432	114,014
4.00%, 8/1/44	421,653	462,994
3.50%, 10/1/44	13,280	14,178
4.50%, 11/1/44	97,011	106,934
3.50%, 12/1/44	172,486	184,139
3.50%, 1/1/45	34,907	37,260
4.00%, 2/1/45	65,053	70,440
4.00%, 3/1/45	7,956	8,615
3.00%, 4/1/45	11,689	12,323
4.00%, 4/1/45	38,872	42,080
3.00%, 5/1/45	48,036	50,662
3.50%, 5/1/45	76,488	81,697
3.50%, 6/1/45	37,957	40,529
4.00%, 6/1/45	111,788	121,045
3.00%, 7/1/45	12,607	13,291
3.00%, 8/1/45	53,253	56,164
3.50%, 8/1/45	523,308	560,588
4.00%, 9/1/45	62,902	68,094
3.50%, 10/1/45	75,490	80,630
4.00%, 10/1/45	66,161	71,639
3.50%, 11/1/45	37,521	40,076
4.00%, 11/1/45	53,090	57,487
4.50%, 11/1/45	447,637	493,334
3.00%, 12/1/45	49,699	52,416
4.50%, 12/1/45	146,667	161,669
4.00%, 1/1/46	17,660	19,250
4.00%, 2/1/46	87,218	94,435
4.00%, 3/1/46	68,150	73,650
3.00%, 4/1/46	231,711	243,109
3.50%, 4/1/46	352,203	375,083
4.50%, 4/1/46	398,743	439,609
3.50%, 5/1/46	119,765	127,545
3.00%, 6/1/46	52,798	55,420
3.50%, 6/1/46	120,929	128,785
3.00%, 9/1/46	1,179,689	1,243,327
3.50%, 9/1/46	95,363	101,558
2.50%, 10/1/46	55,470	57,351
3.00%, 10/1/46	66,348	70,136
3.50%, 10/1/46	38,291	40,779
3.00%, 11/1/46	484,026	507,835
3.50%, 11/1/46	13,545	14,425
4.00%, 11/1/46	26,854	29,022
4.50%, 11/1/46	285,409	314,602
3.00%, 12/1/46	215,730	226,341
3.00%, 1/1/47	386,643	405,730
4.00%, 1/1/47	118,256	127,800
4.50%, 1/1/47	361,481	398,382
3.00%, 2/1/47	336,367	352,965
3.00%, 4/1/47	474,372	497,761
3.50%, 4/1/47	208,976	221,081
4.00%, 4/1/47	84,669	90,628
4.00%, 5/1/47	67,545	72,299
4.50%, 5/1/47	17,235	18,744
4.00%, 6/1/47	102,192	109,385
3.50%, 7/1/47	103,531	109,551
4.00%, 7/1/47	182,778	195,634
3.50%, 8/1/47	106,154	112,327
4.00%, 8/1/47	387,136	414,366
4.50%, 8/1/47	94,946	103,259
3.50%, 9/1/47	253,077	267,791
4.50%, 9/1/47	125,688	136,693
4.00%, 10/1/47	312,653	334,644
4.50%, 10/1/47	50,572	55,000
3.50%, 11/1/47	348,105	368,289
3.50%, 12/1/47	31,925	33,782
3.50%, 1/1/48	94,319	99,775
4.50%, 2/1/48	73,559	79,999
3.50%, 5/1/48	134,756	142,133
3.00%, 9/1/48	152,817	160,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
4.00%, 9/1/48	$71,149	$75,888
4.00%, 10/1/48	414,092	445,441
4.50%, 10/1/48	182,139	195,823
3.00%, 12/1/48	72,986	76,407
4.50%, 2/1/49	745,809	808,240
4.50%, 3/1/49	31,961	34,362
5.00%, 3/1/49	19,059	20,844
4.50%, 5/1/49	115,825	124,457
4.00%, 7/1/49	640,638	695,295
4.50%, 7/1/49	130,757	140,502
5.50%, 7/1/49	126,683	139,689
3.50%, 8/1/49	420,477	447,164
3.00%, 10/1/49	692,518	724,736
5.00%, 10/1/49	1,118,776	1,223,631
5.50%, 10/1/49	231,102	256,548
3.00%, 12/1/49	677,581	708,303
3.00%, 2/1/50	501,514	523,980
3.00%, 3/1/50	371,053	388,239
3.00%, 4/1/50	2,124,362	2,214,925
3.50%, 4/1/50	605,399	636,189
2.50%, 5/1/50	645,251	664,219
3.00%, 5/1/50	78,336	81,482
2.50%, 6/1/50	1,536,056	1,574,755
4.00%, 6/1/50	746,790	794,849
2.50%, 7/1/50	304,516	313,193
3.50%, 7/1/50	31,393	32,999
2.50%, 8/1/50	1,278,585	1,311,010
2.50%, 9/1/50	1,396,872	1,432,065
2.00%, 1/1/51	919,711	922,698
2.50%, 2/1/51	824,106	845,121
2.00%, 3/1/51	283,035	283,453
2.00%, 5/1/51	477,581	478,286
2.50%, 5/1/51	475,654	487,974
1.50%, 6/1/51	2,286,930	2,212,029
2.00%, 9/1/51	984,867	986,853
2.50%, 9/1/51	1,921,681	1,972,777
1.50%, 10/1/51	1,392,828	1,347,210
2.00%, 10/1/51	2,586,162	2,591,132
2.00%, 11/1/51	996,968	998,440
3.00%, 12/1/51	600,000	626,150
3.50%, 12/1/51	700,000	741,795

Total Federal Home Loan Mortgage Corporation		83,437,747

Federal National Mortgage Association - 13.0%
4.00%, 9/1/25	715,126	755,533
1.88%, 9/24/26	60,000	61,900
0.75%, 10/8/27	60,000	57,938
2.50%, 11/1/30	307,694	320,517
6.63%, 11/15/30	1,945,000	2,760,830
2.50%, 1/1/32	706,620	734,035
2.50%, 2/1/32	122,692	127,487
3.00%, 5/1/32	205,026	215,059
2.50%, 6/1/32	870,860	904,896
6.00%, 9/1/32	149,182	170,408
3.00%, 11/1/32	200,622	210,440
6.00%, 12/1/32	289,540	321,842
2.50%, 1/1/33	307,465	319,086
5.00%, 8/1/33	230,535	257,100
5.50%, 10/1/35	29,838	33,932
5.50%, 4/1/37	276,162	313,139
5.63%, 7/15/37	3,495,000	5,283,217
5.00%, 5/1/38	9,583	10,806
6.00%, 5/1/38	26,735	31,008
5.50%, 6/1/38	78,140	89,119
5.50%, 11/1/38	1,957	2,238
4.00%, 8/1/39	54,536	59,499
4.50%, 9/1/39	307,218	339,262
5.00%, 9/1/39	157,800	177,768
4.50%, 11/1/39	81,924	90,469
5.50%, 4/1/40	11,664	13,266
4.50%, 8/1/40	176,908	195,373
4.50%, 9/1/40	115,588	127,653
4.00%, 10/1/40	95,064	103,747
4.00%, 12/1/40	21,162	23,193
3.50%, 1/1/41	168,263	180,565
4.00%, 1/1/41	16,663	18,185
4.00%, 2/1/41	492,450	537,430
4.50%, 2/1/41	52,454	57,929
4.00%, 3/1/41	398,684	435,188
6.00%, 7/1/41	405,897	469,846
4.50%, 8/1/41	141,027	155,827
4.00%, 9/1/41	46,033	50,237
4.50%, 9/1/41	170,990	188,837
5.50%, 9/1/41	42,402	48,451
4.00%, 10/1/41	630,646	696,359
4.00%, 11/1/41	85,747	93,599
4.00%, 12/1/41	77,184	84,742
4.00%, 1/1/42	138,535	151,220
4.50%, 1/1/42	129,899	143,458
6.00%, 1/1/42	242,181	280,509
4.00%, 3/1/42	193,103	210,784
4.00%, 5/1/42	21,562	23,532
3.50%, 6/1/42	253,047	271,792
4.00%, 6/1/42	317,796	346,895
4.00%, 9/1/42	229,742	253,730
3.00%, 10/1/42	287,932	304,535
4.00%, 12/1/42	77,792	84,915
2.50%, 2/1/43	173,244	179,539
4.00%, 2/1/43	120,969	132,018
2.50%, 3/1/43	14,906	15,449
3.00%, 4/1/43	464,491	490,009
2.50%, 5/1/43	56,046	58,086
3.00%, 5/1/43	118,011	124,494
3.50%, 5/1/43	28,864	30,989
3.00%, 6/1/43	286,896	304,651
3.00%, 7/1/43	427,494	454,729
3.50%, 7/1/43	1,050,049	1,134,140
3.00%, 8/1/43	1,616,655	1,715,643
3.50%, 8/1/43	628,076	674,314
4.00%, 8/1/43	34,382	37,512
3.00%, 9/1/43	2,181,138	2,300,962
4.00%, 9/1/43	226,356	247,231
4.50%, 9/1/43	18,912	20,886
3.50%, 10/1/43	140,645	150,999
3.50%, 11/1/43	225,790	242,515
4.00%, 11/1/43	271,898	298,522
3.50%, 12/1/43	305,066	327,664
4.00%, 1/1/44	432,218	473,674
4.00%, 2/1/44	115,731	126,265
4.00%, 3/1/44	92,524	100,823
4.50%, 5/1/44	86,232	95,034
3.50%, 6/1/44	125,902	135,157
4.00%, 6/1/44	42,945	46,797
4.00%, 7/1/44	509,747	555,474
3.50%, 8/1/44	23,572	25,335
4.00%, 8/1/44	36,169	39,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
4.00%, 9/1/44	$119,120	$129,805
3.00%, 10/1/44	383,297	404,354
4.00%, 11/1/44	203,327	221,566
5.00%, 11/1/44	158,188	178,087
4.00%, 12/1/44	82,685	90,103
3.00%, 1/1/45	4,323	4,558
3.50%, 2/1/45	824,853	885,955
4.00%, 2/1/45	435,813	475,655
4.50%, 2/1/45	466,407	515,212
3.00%, 4/1/45	103,316	108,914
3.00%, 5/1/45	377,118	397,891
3.00%, 6/1/45	109,126	115,038
3.50%, 6/1/45	105,727	112,884
4.00%, 6/1/45	550,381	599,929
3.50%, 7/1/45	709,363	757,376
3.50%, 8/1/45	443,094	475,487
3.50%, 9/1/45	1,057,358	1,128,925
4.00%, 9/1/45	248,920	269,451
3.00%, 10/1/45	46,916	49,458
3.50%, 10/1/45	66,977	71,510
4.00%, 10/1/45	205,132	222,051
4.50%, 10/1/45	130,173	143,833
3.00%, 11/1/45	41,906	44,176
3.50%, 11/1/45	47,323	50,526
4.00%, 11/1/45	62,288	67,425
3.00%, 12/1/45	778,807	823,011
3.50%, 12/1/45	77,752	83,015
3.50%, 1/1/46	1,499,174	1,600,645
4.00%, 1/1/46	95,879	104,355
3.00%, 2/1/46	109,590	115,528
3.50%, 2/1/46	334,687	356,571
3.50%, 3/1/46	1,662,225	1,785,737
4.00%, 3/1/46	31,527	34,127
3.00%, 4/1/46	513,758	541,596
3.50%, 4/1/46	878,086	934,780
3.50%, 5/1/46	165,396	176,074
4.50%, 5/1/46	41,862	46,134
3.00%, 6/1/46	652,316	687,668
3.50%, 6/1/46	64,400	68,558
3.50%, 7/1/46	278,602	296,590
4.00%, 7/1/46	45,177	48,807
2.50%, 8/1/46	15,729	16,259
3.00%, 8/1/46	104,967	110,140
2.50%, 9/1/46	20,546	21,237
3.00%, 9/1/46	519,378	545,027
4.00%, 9/1/46	573,313	626,038
2.50%, 10/1/46	25,578	26,439
3.00%, 10/1/46	1,148,620	1,205,269
4.00%, 10/1/46	90,198	97,445
2.50%, 11/1/46	19,693	20,356
3.00%, 11/1/46	1,567,577	1,645,405
2.50%, 12/1/46	46,693	48,264
3.00%, 12/1/46	1,004,022	1,053,792
3.50%, 12/1/46	1,043,937	1,116,116
2.50%, 1/1/47	58,071	60,025
3.00%, 1/1/47	192,030	202,430
3.50%, 1/1/47	354,748	377,654
4.50%, 1/1/47	88,507	96,465
5.50%, 1/1/47	307,954	350,636
3.00%, 2/1/47	641,222	672,820
3.50%, 2/1/47	3,108,022	3,327,898
4.00%, 2/1/47	553,153	602,774
4.50%, 3/1/47	57,100	62,083
3.00%, 4/1/47	1,139,078	1,195,210
4.00%, 4/1/47	125,759	134,578
4.50%, 4/1/47	148,540	161,501
3.00%, 5/1/47	631,983	668,083
3.50%, 5/1/47	254,084	270,489
4.00%, 5/1/47	438,335	470,704
4.50%, 5/1/47	913,833	1,006,182
3.50%, 6/1/47	88,790	93,922
4.00%, 6/1/47	370,513	398,300
3.50%, 7/1/47	1,324,033	1,424,512
4.00%, 7/1/47	299,042	321,769
4.50%, 7/1/47	258,751	281,329
5.00%, 7/1/47	239,659	270,237
3.50%, 8/1/47	363,040	385,184
4.00%, 8/1/47	1,042,763	1,125,430
3.00%, 9/1/47	725,377	764,193
3.50%, 9/1/47	314,954	333,155
4.00%, 9/1/47	156,344	167,309
4.50%, 9/1/47	159,858	173,807
3.50%, 10/1/47	73,135	77,361
4.00%, 10/1/47	188,873	202,119
4.50%, 10/1/47	171,818	186,810
3.50%, 11/1/47	178,331	188,637
4.00%, 11/1/47	613,582	656,613
4.50%, 11/1/47	230,356	250,457
3.00%, 12/1/47	262,160	274,518
3.50%, 12/1/47	119,729	127,459
4.00%, 12/1/47	227,097	243,024
3.00%, 1/1/48	939,126	983,393
3.50%, 1/1/48	1,035,362	1,095,196
3.00%, 2/1/48	114,663	120,067
3.50%, 2/1/48	580,492	614,039
4.50%, 4/1/48	18,369	19,740
4.00%, 5/1/48	283,533	305,994
5.00%, 5/1/48	135,111	147,745
4.00%, 6/1/48	87,256	93,043
4.50%, 6/1/48	28,691	30,833
5.00%, 6/1/48	32,478	35,515
3.50%, 7/1/48	604,201	640,905
4.00%, 7/1/48	339,559	362,080
4.50%, 7/1/48	124,586	135,457
3.00%, 8/1/48	835,543	881,120
3.50%, 8/1/48	241,859	258,120
4.50%, 8/1/48	240,459	259,474
5.00%, 8/1/48	132,259	144,629
3.00%, 9/1/48	232,318	243,767
4.00%, 9/1/48	823,115	881,030
4.00%, 10/1/48	1,941,379	2,106,356
3.00%, 11/1/48	1,376,374	1,449,405
3.50%, 11/1/48	1,311,010	1,386,773
4.00%, 11/1/48	183,911	198,894
4.50%, 11/1/48	307,364	333,636
5.00%, 11/1/48	151,531	165,702
4.50%, 12/1/48	404,122	434,288
3.50%, 1/1/49	481,503	507,758
4.00%, 1/1/49	244,991	262,172
4.50%, 1/1/49	344,137	374,166
5.00%, 2/1/49	213,469	233,433
4.00%, 3/1/49	58,474	62,245
4.50%, 3/1/49	270,741	290,852
5.00%, 3/1/49	15,984	17,479
4.00%, 4/1/49	326,196	347,233
4.50%, 4/1/49	134,567	144,562
3.50%, 5/1/49	59,465	62,505
4.00%, 5/1/49	834,797	900,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
4.50%, 5/1/49	$199,887	$214,735
3.50%, 6/1/49	588,177	624,457
4.00%, 7/1/49	184,505	196,405
3.50%, 8/1/49	1,138,369	1,211,003
4.00%, 8/1/49	366,082	389,693
3.00%, 9/1/49	1,540,974	1,607,478
3.50%, 9/1/49	147,336	155,136
3.00%, 10/1/49	605,399	628,627
4.00%, 10/1/49	197,941	210,707
4.50%, 10/1/49	182,764	196,340
3.00%, 12/1/49	896,910	931,322
3.00%, 1/1/50	1,221,882	1,275,019
3.00%, 2/1/50	967,341	1,012,267
3.50%, 2/1/50	759,192	808,733
4.50%, 2/1/50	286,687	307,982
3.00%, 3/1/50	2,396,822	2,498,681
3.50%, 3/1/50	303,106	322,733
4.00%, 3/1/50	221,502	236,193
5.00%, 3/1/50	673,619	739,419
3.50%, 4/1/50	329,145	350,582
5.50%, 4/1/50	195,558	221,002
2.50%, 5/1/50	2,324,065	2,392,026
3.50%, 5/1/50	797,364	848,093
2.50%, 6/1/50	3,298,729	3,381,834
2.50%, 7/1/50	357,638	366,648
3.00%, 7/1/50	1,416,075	1,475,097
2.50%, 8/1/50	3,075,925	3,156,413
3.00%, 8/1/50	862,512	895,375
2.00%, 9/1/50	1,276,794	1,280,940
2.50%, 9/1/50	774,429	795,442
2.00%, 10/1/50	7,658,550	7,690,283
3.00%, 10/1/50	568,234	589,884
3.50%, 11/1/50	292,617	307,556
1.50%, 12/1/50	1,823,687	1,767,152
2.00%, 12/1/50	2,740,152	2,749,050
2.00%, 1/1/51	941,756	944,814
2.00%, 2/1/51	3,067,469	3,075,755
2.50%, 2/1/51	821,635	844,758
3.00%, 4/1/51	374,483	390,301
2.00%, 5/1/51	719,443	720,506
2.50%, 5/1/51	1,915,307	1,964,753
1.50%, 6/1/51	1,130,095	1,094,047
2.00%, 6/1/51	731,379	733,656
2.00%, 7/1/51	585,251	588,679
2.50%, 7/1/51	486,909	500,582
2.00%, 8/1/51	591,927	594,764
2.50%, 8/1/51	686,253	705,577
3.00%, 8/1/51	981,528	1,028,267
2.00%, 9/1/51	2,068,015	2,072,185
2.00%, 10/1/51	995,848	1,000,620
2.50%, 10/1/51	598,714	615,206

Total Federal National Mortgage Association		144,337,170

Government National Mortgage Association - 8.6%
2.50%, 3/20/43	111,449	115,605
3.50%, 12/20/45	736,057	781,857
3.50%, 1/20/46	291,752	309,905
3.00%, 9/20/46	225,882	236,505
4.00%, 10/20/46	2,499,905	2,690,172
3.00%, 1/20/47	325,206	340,500
2.50%, 2/20/47	172,778	178,643
3.00%, 2/20/47	386,565	404,744
4.50%, 8/20/47	451,193	482,169
3.00%, 9/20/47	86,907	90,687
3.50%, 10/20/47	86,168	90,698
3.50%, 1/20/48	290,179	305,433
4.00%, 1/20/48	396,498	421,434
3.00%, 3/20/48	133,978	139,805
3.50%, 3/20/48	494,449	520,441
3.50%, 4/20/48	210,167	221,215
4.50%, 6/20/48	1,149,467	1,222,151
3.50%, 1/20/49	23,058	24,270
4.00%, 2/20/49	107,233	113,661
4.50%, 2/20/49	193,045	204,781
3.50%, 3/20/49	190,304	200,199
4.00%, 3/20/49	178,676	189,327
4.50%, 3/20/49	45,750	48,531
3.00%, 8/20/49	7	7
5.00%, 9/20/49	36,161	39,038
4.50%, 10/20/49	170,888	181,341
3.00%, 11/20/49	408,905	424,044
3.00%, 1/20/50	56,324	58,395
3.50%, 1/20/50	81,571	85,248
5.00%, 1/20/50	30,529	32,958
3.00%, 2/20/50	336,080	348,349
3.50%, 2/20/50	31,501	32,921
3.50%, 4/20/50	11,154	11,648
4.00%, 4/20/50	41,783	44,226
2.50%, 5/15/50	129,561	133,005
5.00%, 5/20/50	9,852	10,707
3.00%, 6/20/50	356,519	369,326
3.50%, 6/20/50	198,273	207,160
4.00%, 6/20/50	151,288	159,791
2.50%, 7/15/50	73,370	75,320
3.00%, 7/20/50	108,367	112,266
3.00%, 8/20/50	146,221	151,489
4.50%, 8/20/50	112,886	119,715
3.50%, 12/20/50	180,634	188,729
2.00%, 3/20/51	850,990	862,792
4.00%, 3/20/51	457,420	483,902
2.50%, 4/20/51	880,074	905,147
2.50%, 5/20/51	48,011	49,378
2.00%, 7/20/51	1,965,412	1,992,669
2.50%, 7/20/51	980,627	1,008,565
3.00%, 7/20/51	580,080	602,796
2.50%, 8/20/51	986,841	1,014,955
2.00%, 10/20/51	398,905	404,437
3.50%, 10/20/51	1,494,430	1,575,968
4.00%, 11/20/51	1,624,931	1,778,753
2.00%, 12/1/51(b)	17,600,000	17,828,813
2.50%, 12/1/51(b)	18,075,000	18,572,764
3.00%, 12/1/51(b)	15,500,000	16,061,793
3.50%, 12/1/51(b)	10,450,000	10,914,555
4.00%, 12/1/51(b)	1,250,000	1,318,960
4.50%, 12/1/51(b)	1,150,000	1,219,263
5.00%, 12/1/51(b)	800,000	857,732
2.00%, 1/1/52(b)	2,600,000	2,629,352
2.50%, 1/1/52(b)	2,000,000	2,050,937
3.00%, 1/1/52(b)	900,000	931,081
4.00%, 1/1/52(b)	275,000	290,168

Total Government National Mortgage Association		95,473,196

Tennessee Valley Authority - 4.8%
4.70%, 7/15/33, Series B	3,450,000	4,476,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
4.65%, 6/15/35	$2,200,000	$2,887,720
5.88%, 4/1/36	4,300,000	6,378,362
6.15%, 1/15/38	100,000	154,941
5.50%, 6/15/38	2,000,000	2,923,040
5.25%, 9/15/39	8,276,000	11,928,364
3.50%, 12/15/42	5,519,000	6,630,527
4.88%, 1/15/48	1,995,000	3,002,515
5.38%, 4/1/56	3,790,000	6,433,260
4.63%, 9/15/60	2,700,000	4,260,951
4.25%, 9/15/65	3,350,000	5,028,383

Total Tennessee Valley Authority		54,105,025

Uniform Mortgage-Backed Securities - 11.3%
2.00%, 1/1/51(b)	3,400,000	3,395,484
2.50%, 1/1/51(b)	2,800,000	2,863,312
1.50%, 12/1/51(b)	7,925,000	7,659,859
2.00%, 12/1/51(b)	68,125,000	68,180,481
2.50%, 12/1/51(b)	41,850,000	42,901,456
3.00%, 12/1/51(b)	900,000	934,654

Total Uniform Mortgage-Backed Securities		125,935,246

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $520,232,086)		518,687,877

U.S. GOVERNMENT OBLIGATIONS - 18.7%

U.S. Treasury Bonds - 2.7%
7.13%, 2/15/23	55,000	59,521
6.25%, 8/15/23	175,000	192,302
7.50%, 11/15/24	175,000	209,385
6.25%, 5/15/30	150,000	208,711
0.63%, 8/15/30	3,200,000	2,998,000
5.38%, 2/15/31	475,000	640,211
4.50%, 2/15/36	710,000	992,003
4.38%, 2/15/38	290,000	406,136
4.50%, 5/15/38	580,000	824,098
3.50%, 2/15/39	85,000	108,295
4.25%, 5/15/39	480,000	667,725
4.50%, 8/15/39	476,000	682,353
4.38%, 11/15/39	525,000	742,260
4.63%, 2/15/40	245,000	356,858
4.38%, 5/15/40	625,000	887,549
1.13%, 8/15/40	550,000	486,578
3.88%, 8/15/40	178,000	238,061
1.38%, 11/15/40	260,000	239,850
4.25%, 11/15/40	500,000	699,805
1.88%, 2/15/41	100,000	100,352
4.75%, 2/15/41	425,000	633,150
2.25%, 5/15/41	500,000	532,500
4.38%, 5/15/41	165,000	235,679
1.75%, 8/15/41	150,000	147,293
3.75%, 8/15/41	99,000	131,020
3.13%, 11/15/41	100,000	121,852
3.13%, 2/15/42	15,000	18,312
3.00%, 5/15/42	200,000	240,016
2.75%, 8/15/42	153,000	176,739
2.75%, 11/15/42	250,000	288,965
3.13%, 2/15/43	100,000	122,250
2.88%, 5/15/43	414,000	488,197
3.63%, 8/15/43	249,000	327,843
3.75%, 11/15/43	185,000	248,362
3.63%, 2/15/44	240,000	317,175
3.38%, 5/15/44	40,000	51,150
3.13%, 8/15/44	500,000	617,227
3.00%, 11/15/44	500,000	606,797
2.50%, 2/15/45	500,000	560,508
3.00%, 5/15/45	820,000	1,000,144
2.88%, 8/15/45	305,000	365,357
3.00%, 11/15/45	500,000	612,617
2.50%, 2/15/46	565,000	637,391
2.50%, 5/15/46	560,000	632,362
2.25%, 8/15/46	525,000	567,369
2.88%, 11/15/46	440,000	532,469
3.00%, 2/15/47	390,000	482,991
3.00%, 5/15/47	400,000	496,875
2.75%, 8/15/47	350,000	417,047
2.75%, 11/15/47	410,000	489,149
3.00%, 2/15/48	405,000	506,377
3.13%, 5/15/48	625,000	800,244
3.00%, 8/15/48	295,000	369,833
3.38%, 11/15/48	515,000	690,703
3.00%, 2/15/49	480,000	605,400
2.25%, 8/15/49	110,000	120,974
2.00%, 2/15/50	455,000	475,510
1.38%, 8/15/50	805,000	726,701
1.63%, 11/15/50	750,000	719,355
1.88%, 2/15/51	750,000	762,715
2.38%, 5/15/51	550,000	624,035
2.00%, 8/15/51	200,000	209,516

Total U.S. Treasury Bonds		30,450,222

U.S. Treasury Notes - 16.0%
0.13%, 10/31/22	500,000	499,600
1.63%, 11/15/22	1,185,000	1,200,692
0.13%, 11/30/22	1,600,000	1,598,094
2.00%, 11/30/22	1,785,000	1,816,133
1.63%, 12/15/22	800,000	811,375
0.13%, 12/31/22	200,000	199,691
2.13%, 12/31/22	1,340,000	1,366,721
1.50%, 1/15/23	500,000	506,797
0.13%, 1/31/23	1,000,000	997,891
2.38%, 1/31/23	400,000	409,687
1.38%, 2/15/23	970,000	982,618
2.00%, 2/15/23	845,000	862,395
0.13%, 2/28/23	500,000	498,750
1.50%, 2/28/23	720,000	730,828
2.63%, 2/28/23	750,000	771,431
0.50%, 3/15/23	5,000	5,011
0.13%, 3/31/23	1,100,000	1,096,562
1.50%, 3/31/23	300,000	304,641
0.25%, 4/15/23	365,000	364,458
1.63%, 4/30/23	770,000	783,640
2.75%, 4/30/23	600,000	620,086
0.13%, 5/15/23	1,140,000	1,135,925
1.75%, 5/15/23	1,515,000	1,545,211
1.63%, 5/31/23	435,000	442,969
2.75%, 5/31/23	230,000	238,063
0.25%, 6/15/23	850,000	847,941
1.38%, 6/30/23	480,000	487,294
2.63%, 6/30/23	215,000	222,466
0.13%, 7/15/23	1,350,000	1,343,329
0.13%, 7/31/23	1,600,000	1,591,375
1.25%, 7/31/23	820,000	831,083
0.13%, 8/15/23	350,000	347,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
2.50%, 8/15/23	$50,000	$51,725
0.13%, 8/31/23	1,000,000	993,984
1.38%, 8/31/23	680,000	690,612
2.75%, 8/31/23	625,000	649,622
0.13%, 9/15/23	250,000	248,398
0.25%, 9/30/23	500,000	497,822
1.38%, 9/30/23	500,000	508,018
2.88%, 9/30/23	710,000	740,619
0.13%, 10/15/23	1,000,000	992,832
0.38%, 10/31/23	1,325,000	1,321,455
1.63%, 10/31/23	675,000	689,159
2.88%, 10/31/23	245,000	255,939
0.25%, 11/15/23	850,000	845,185
2.75%, 11/15/23	450,000	469,371
2.13%, 11/30/23	580,000	598,091
2.88%, 11/30/23	745,000	779,354
0.13%, 12/15/23	750,000	743,174
2.25%, 12/31/23	415,000	429,249
2.63%, 12/31/23	740,000	771,132
0.13%, 1/15/24	1,500,000	1,484,766
2.25%, 1/31/24	750,000	776,396
2.50%, 1/31/24	660,000	686,735
0.13%, 2/15/24	1,590,000	1,572,858
2.75%, 2/15/24	1,135,000	1,187,937
2.38%, 2/29/24	1,000,000	1,038,594
0.25%, 3/15/24	1,500,000	1,486,348
2.13%, 3/31/24	1,923,000	1,987,826
0.38%, 4/15/24	1,000,000	992,734
2.00%, 4/30/24	170,000	175,359
2.25%, 4/30/24	1,000,000	1,037,266
0.25%, 5/15/24	1,000,000	988,945
2.50%, 5/15/24	1,900,000	1,983,199
2.00%, 5/31/24	1,780,000	1,836,807
0.25%, 6/15/24	200,000	197,617
1.75%, 6/30/24	1,000,000	1,025,977
2.00%, 6/30/24	964,000	995,405
0.38%, 7/15/24	1,000,000	990,391
1.75%, 7/31/24	1,000,000	1,026,758
2.13%, 7/31/24	576,000	596,880
0.38%, 8/15/24	1,200,000	1,187,766
2.38%, 8/15/24	2,250,000	2,346,504
1.25%, 8/31/24	1,605,000	1,625,564
1.88%, 8/31/24	1,100,000	1,132,785
0.38%, 9/15/24	800,000	791,000
1.50%, 9/30/24	1,615,000	1,646,480
2.13%, 9/30/24	894,000	927,246
0.63%, 10/15/24	1,280,000	1,273,650
1.50%, 10/31/24	1,000,000	1,019,453
2.25%, 10/31/24	1,310,000	1,364,140
2.25%, 11/15/24	1,150,000	1,197,662
1.50%, 11/30/24	975,000	993,967
1.75%, 12/31/24	525,000	539,253
2.25%, 12/31/24	972,000	1,012,816
1.38%, 1/31/25	1,104,000	1,120,776
2.50%, 1/31/25	750,000	787,676
2.00%, 2/15/25	1,000,000	1,034,492
7.63%, 2/15/25	500,000	607,285
1.13%, 2/28/25	250,000	251,709
2.75%, 2/28/25	622,000	658,858
0.50%, 3/31/25	175,000	172,573
2.63%, 3/31/25	702,000	741,104
0.38%, 4/30/25	458,000	449,162
2.13%, 5/15/25	375,000	390,000
0.25%, 5/31/25	670,000	653,355
2.88%, 5/31/25	565,000	602,210
0.25%, 6/30/25	250,000	243,574
2.75%, 6/30/25	311,000	330,389
0.25%, 7/31/25	400,000	389,219
2.00%, 8/15/25	500,000	518,242
0.25%, 8/31/25	250,000	242,959
0.25%, 9/30/25	972,000	944,169
0.25%, 10/31/25	2,000,000	1,939,297
2.25%, 11/15/25	835,000	874,010
0.38%, 11/30/25	1,425,000	1,386,647
0.38%, 12/31/25	2,400,000	2,333,437
0.38%, 1/31/26	1,610,000	1,563,524
1.63%, 2/15/26	700,000	715,641
0.50%, 2/28/26	2,000,000	1,950,859
0.75%, 3/31/26	2,120,000	2,088,780
2.25%, 3/31/26	2,000,000	2,097,344
0.75%, 4/30/26	1,400,000	1,378,180
1.63%, 5/15/26	1,170,000	1,196,234
0.75%, 5/31/26	2,500,000	2,460,059
2.13%, 5/31/26	1,000,000	1,044,570
0.88%, 6/30/26	1,500,000	1,483,301
1.88%, 6/30/26	1,850,000	1,912,727
0.63%, 7/31/26	1,000,000	976,953
1.88%, 7/31/26	1,570,000	1,624,030
1.50%, 8/15/26	1,624,000	1,651,659
0.75%, 8/31/26	500,000	491,094
1.38%, 8/31/26	335,000	338,834
0.88%, 9/30/26	2,000,000	1,974,531
1.63%, 9/30/26	100,000	102,324
1.13%, 10/31/26	1,000,000	998,828
2.00%, 11/15/26	500,000	520,801
1.25%, 11/30/26	1,585,000	1,592,430
1.75%, 12/31/26	620,000	638,697
2.25%, 2/15/27	500,000	527,070
1.13%, 2/28/27	500,000	498,809
0.63%, 3/31/27	490,000	476,066
0.50%, 4/30/27	700,000	674,516
2.38%, 5/15/27	2,000,000	2,123,906
0.50%, 5/31/27	360,000	346,317
0.50%, 6/30/27	750,000	721,084
0.38%, 7/31/27	1,000,000	954,297
2.25%, 8/15/27	1,095,000	1,155,610
0.50%, 8/31/27	500,000	479,453
0.38%, 9/30/27	500,000	475,547
0.50%, 10/31/27	1,500,000	1,434,727
2.25%, 11/15/27	1,140,000	1,204,837
0.63%, 11/30/27	1,345,000	1,294,773
0.63%, 12/31/27	500,000	480,840
0.75%, 1/31/28	1,520,000	1,471,134
2.75%, 2/15/28	1,000,000	1,087,969
1.13%, 2/29/28	1,000,000	990,742
1.25%, 3/31/28	1,400,000	1,395,023
1.25%, 4/30/28	400,000	398,375
2.88%, 5/15/28	1,000,000	1,096,602
1.25%, 5/31/28	1,000,000	995,508
1.25%, 6/30/28	1,500,000	1,491,680
1.00%, 7/31/28	300,000	293,320
2.88%, 8/15/28	1,000,000	1,098,906
1.13%, 8/31/28	1,500,000	1,477,617
1.25%, 9/30/28	1,500,000	1,489,102
1.38%, 10/31/28	500,000	500,312
3.13%, 11/15/28	1,300,000	1,453,461
1.50%, 11/30/28	500,000	504,414
2.63%, 2/15/29	1,300,000	1,412,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
2.38%, 5/15/29	$1,000,000	$1,070,781
1.63%, 8/15/29	1,250,000	1,274,805
1.75%, 11/15/29	750,000	772,148
1.50%, 2/15/30	2,000,000	2,019,219
0.63%, 5/15/30	2,625,000	2,464,629
0.88%, 11/15/30	3,460,000	3,309,166
1.13%, 2/15/31	3,445,000	3,364,796
1.63%, 5/15/31	3,650,000	3,722,144
1.25%, 8/15/31	4,370,000	4,301,719
1.38%, 11/15/31	500,000	497,070
1.13%, 5/15/40	300,000	266,203
2.88%, 5/15/49	500,000	618,281
2.38%, 11/15/49	500,000	564,805
1.25%, 5/15/50	758,000	663,191

Total U.S. Treasury Notes		177,249,729

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $207,683,450)		207,699,951

U.S. CORPORATE BONDS - 27.3%

United States - 27.3%
Abbott Laboratories
4.90%, 11/30/46	350,000	488,750
AbbVie, Inc.
4.25%, 11/14/28	100,000	112,692
3.20%, 11/21/29	614,000	653,449
4.55%, 3/15/35	715,000	855,147
4.50%, 5/14/35	234,000	277,945
4.30%, 5/14/36	71,000	82,895
4.05%, 11/21/39	455,000	521,589
4.63%, 10/1/42	250,000	303,485
4.85%, 6/15/44	25,000	31,719
4.75%, 3/15/45	208,000	261,993
4.70%, 5/14/45	275,000	343,247
4.45%, 5/14/46	200,000	243,396
4.88%, 11/14/48	29,000	37,775
4.25%, 11/21/49	800,000	964,888
Activision Blizzard, Inc.
3.40%, 9/15/26	189,000	202,546
1.35%, 9/15/30	350,000	320,901
Adobe, Inc.
2.30%, 2/1/30	59,000	60,273
Adventist Health System
2.95%, 3/1/29	50,000	52,912
AEP Texas, Inc.
3.95%, 6/1/28	100,000	111,250
AES Corp. (The)
2.45%, 1/15/31	382,000	372,595
Aetna, Inc.
6.63%, 6/15/36	75,000	107,663
4.75%, 3/15/44	500,000	623,535
3.88%, 8/15/47	34,000	38,677
Agilent Technologies, Inc.
2.75%, 9/15/29	33,000	34,240
2.30%, 3/12/31	250,000	247,827
Air Lease Corp.
3.63%, 4/1/27	201,000	212,903
3.63%, 12/1/27	120,000	126,700
4.63%, 10/1/28	86,000	95,901
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	105,912
3.38%, 8/15/31	675,000	734,285
3.00%, 5/18/51	150,000	152,120
Allstate Corp. (The)
3.28%, 12/15/26	108,000	116,305
Ally Financial, Inc.
8.00%, 11/1/31	806,000	1,133,651
Altria Group, Inc.
4.80%, 2/14/29	162,000	183,714
3.40%, 5/6/30	200,000	207,506
5.80%, 2/14/39	175,000	212,697
3.40%, 2/4/41	250,000	233,355
4.50%, 5/2/43	50,000	53,041
5.38%, 1/31/44	257,000	300,806
3.88%, 9/16/46	132,000	129,840
5.95%, 2/14/49	191,000	242,560
4.45%, 5/6/50	250,000	264,550
3.70%, 2/4/51	230,000	217,840
4.00%, 2/4/61	103,000	99,236
Amcor Flexibles North America, Inc.
2.69%, 5/25/31	350,000	356,384
Ameren Illinois Co.
1.55%, 11/15/30	250,000	239,607
American Airlines Pass Through Trust
3.15%, 8/15/33, Series 2019-1, Class AA	229,679	233,315
American Campus Communities Operating Partnership L.P.
3.63%, 11/15/27	61,000	65,767
2.85%, 2/1/30	244,000	249,963
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	75,000	84,402
American Equity Investment Life Holding Co.
5.00%, 6/15/27	75,000	85,507
American Express Credit Corp.
3.30%, 5/3/27	125,000	134,503
American Homes 4 Rent L.P.
4.25%, 2/15/28	337,000	375,516
American Honda Finance Corp.
3.50%, 2/15/28	65,000	71,600
1.80%, 1/13/31	250,000	244,780
American International Group, Inc.
4.20%, 4/1/28	518,000	584,760
3.88%, 1/15/35	708,000	798,638
4.50%, 7/16/44	250,000	307,760
4.38%, 6/30/50	250,000	315,405
American Tower Corp.
3.13%, 1/15/27	145,000	152,057
3.55%, 7/15/27	140,000	150,065
1.50%, 1/31/28	72,000	68,768
3.80%, 8/15/29	554,000	601,755
2.90%, 1/15/30	415,000	424,524
3.10%, 6/15/50	200,000	194,550
2.95%, 1/15/51	100,000	94,643
American Water Capital Corp.
2.95%, 9/1/27	132,000	139,787
3.75%, 9/1/28	624,000	694,512
4.00%, 12/1/46	13,000	15,352
3.75%, 9/1/47	125,000	143,271
4.20%, 9/1/48	80,000	98,228
3.45%, 5/1/50	250,000	274,132
Ameriprise Financial, Inc.
2.88%, 9/15/26(c)	70,000	74,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
AmerisourceBergen Corp.
3.45%, 12/15/27	$75,000	$80,669
2.70%, 3/15/31	380,000	384,461
Amgen, Inc.
2.20%, 2/21/27	100,000	101,330
3.20%, 11/2/27	301,000	320,399
2.45%, 2/21/30	421,000	425,479
2.00%, 1/15/32	250,000	240,360
3.15%, 2/21/40	500,000	512,110
2.80%, 8/15/41	250,000	243,510
4.40%, 5/1/45	269,000	323,244
4.56%, 6/15/48	200,000	250,156
3.38%, 2/21/50	250,000	261,787
4.66%, 6/15/51	250,000	321,345
3.00%, 1/15/52	275,000	269,233
2.77%, 9/1/53	250,000	236,675
Amphenol Corp.
2.80%, 2/15/30	230,000	238,797
Analog Devices, Inc.
3.50%, 12/5/26	183,000	199,349
Anthem, Inc.
3.65%, 12/1/27	292,000	318,260
2.25%, 5/15/30	500,000	499,180
2.55%, 3/15/31	400,000	408,384
4.63%, 5/15/42	30,000	37,441
5.10%, 1/15/44	242,000	321,364
4.65%, 8/15/44	26,000	32,753
4.38%, 12/1/47	279,000	343,976
4.55%, 3/1/48	30,000	37,782
3.13%, 5/15/50	202,000	208,609
3.60%, 3/15/51	462,000	515,805
Aon Corp.
4.50%, 12/15/28	499,000	574,748
2.90%, 8/23/51	150,000	147,228
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	107,250
Apple, Inc.
4.50%, 2/23/36	63,000	79,192
Aptiv PLC
4.35%, 3/15/29	75,000	85,921
5.40%, 3/15/49	125,000	170,533
Arch Capital Group Ltd.
3.64%, 6/30/50	197,000	217,011
Arch Capital Group US, Inc.
5.14%, 11/1/43	50,000	66,425
Archer-Daniels-Midland Co.
2.50%, 8/11/26	110,000	114,926
Ares Capital Corp.
2.88%, 6/15/28	265,000	264,041
Arrow Electronics, Inc.
3.88%, 1/12/28	212,000	229,829
Arthur J Gallagher & Co.
3.50%, 5/20/51	250,000	270,247
Assurant, Inc.
4.90%, 3/27/28	25,000	28,741
AT&T, Inc.
4.25%, 3/1/27	209,000	231,465
2.30%, 6/1/27	150,000	152,538
4.10%, 2/15/28	259,000	289,067
4.35%, 3/1/29	535,000	600,356
4.30%, 2/15/30	505,000	570,928
2.75%, 6/1/31	350,000	355,400
2.25%, 2/1/32	290,000	279,777
2.55%, 12/1/33	450,000	435,699
4.50%, 5/15/35	314,000	361,979
5.25%, 3/1/37	173,000	214,705
4.85%, 3/1/39	130,000	156,200
5.35%, 9/1/40	50,000	63,249
6.25%, 3/29/41	190,000	266,462
3.50%, 6/1/41	350,000	359,453
5.15%, 3/15/42	200,000	250,352
4.90%, 6/15/42	479,000	586,454
4.30%, 12/15/42	350,000	395,538
3.10%, 2/1/43	300,000	289,755
4.85%, 7/15/45	50,000	61,037
5.15%, 11/15/46	70,000	89,713
4.55%, 3/9/49	29,000	34,583
5.15%, 2/15/50	70,000	89,925
3.65%, 6/1/51	425,000	441,677
3.30%, 2/1/52	228,000	222,886
3.50%, 9/15/53	500,000	506,090
3.55%, 9/15/55	778,000	786,566
3.80%, 12/1/57	922,000	966,072
3.65%, 9/15/59	1,109,000	1,126,311
3.85%, 6/1/60	150,000	157,626
3.50%, 2/1/61	625,000	615,000
Athene Holding Ltd.
4.13%, 1/12/28	403,000	444,090
Autodesk, Inc.
3.50%, 6/15/27	165,000	178,078
AutoNation, Inc.
3.80%, 11/15/27	115,000	124,675
AutoZone, Inc.
3.75%, 6/1/27	113,000	124,199
3.75%, 4/18/29	175,000	192,923
1.65%, 1/15/31	250,000	235,030
AvalonBay Communities, Inc.
3.20%, 1/15/28	75,000	80,846
3.30%, 6/1/29	320,000	347,126
Avangrid, Inc.
3.80%, 6/1/29	150,000	165,327
Avery Dennison Corp.
4.88%, 12/6/28	31,000	36,437
AXIS Specialty Finance LLC
3.90%, 7/15/29	225,000	248,600
AXIS Specialty Finance PLC
4.00%, 12/6/27	25,000	27,554
Baker Hughes Holdings LLC
3.34%, 12/15/27(c)	50,000	53,423
3.14%, 11/7/29	75,000	79,433
Baltimore Gas & Electric Co.
2.25%, 6/15/31	675,000	678,679
Bank of America Corp.
3.25%, 10/21/27	67,000	71,070
4.18%, 11/25/27, Series L	109,000	119,303
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month U.S. dollar London Interbank Offered Rate + 1.37% thereafter)(d)	31,000	33,343
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(d)	201,000	214,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
4.27%, 7/23/29, (4.271% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	$96,000	$107,412
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(d)	311,000	344,193
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(d)	552,000	553,998
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(d)	525,000	531,106
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(d)	675,000	684,801
7.75%, 5/14/38	250,000	393,445
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	400,000	388,092
4.75%, 4/21/45, Series L	150,000	190,768
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month U.S. dollar London Interbank Offered Rate + 3.15% thereafter)(d)	400,000	489,112
BankUnited, Inc.
5.13%, 6/11/30	50,000	57,632
Baxalta, Inc.
5.25%, 6/23/45	60,000	80,950
Baxter International, Inc.
2.60%, 8/15/26	49,000	50,856
3.95%, 4/1/30	200,000	223,666
Becton Dickinson and Co.
3.70%, 6/6/27	175,000	189,840
1.96%, 2/11/31	250,000	240,552
4.69%, 12/15/44	87,000	109,467
4.67%, 6/6/47	124,000	157,732
3.79%, 5/20/50	250,000	285,787
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	248,000	267,123
4.50%, 2/1/45	150,000	185,657
2.85%, 5/15/51	150,000	146,379
Berkshire Hathaway Finance Corp.
5.75%, 1/15/40	81,000	116,561
4.40%, 5/15/42	52,000	64,649
4.30%, 5/15/43	85,000	104,138
4.20%, 8/15/48	84,000	103,936
4.25%, 1/15/49	52,000	64,874
2.85%, 10/15/50	55,000	55,158
Berkshire Hathaway, Inc.
4.50%, 2/11/43	66,000	82,798
Biogen, Inc.
2.25%, 5/1/30	125,000	122,918
3.15%, 5/1/50	300,000	294,771
3.25%, 2/15/51(e)	52,000	51,929
Black Hills Corp.
2.50%, 6/15/30	50,000	49,948
4.35%, 5/1/33	180,000	206,699
3.88%, 10/15/49	40,000	45,654
Block Financial LLC
3.88%, 8/15/30	205,000	218,606
Boardwalk Pipelines L.P.
4.45%, 7/15/27	100,000	110,184
3.40%, 2/15/31	200,000	207,188
Boeing Co. (The)
2.80%, 3/1/27	285,000	292,039
5.15%, 5/1/30	725,000	842,602
3.63%, 2/1/31	400,000	424,928
3.60%, 5/1/34	275,000	287,100
3.55%, 3/1/38	50,000	50,814
5.88%, 2/15/40	80,000	103,406
5.71%, 5/1/40	700,000	894,285
3.38%, 6/15/46	50,000	48,941
3.85%, 11/1/48	50,000	52,258
5.81%, 5/1/50	400,000	540,128
5.93%, 5/1/60	842,000	1,170,136
Booking Holdings, Inc.
3.55%, 3/15/28	90,000	98,756
4.63%, 4/13/30	150,000	175,698
BorgWarner, Inc.
4.38%, 3/15/45	111,000	131,826
Boston Properties L.P.
4.50%, 12/1/28	450,000	511,429
2.90%, 3/15/30	77,000	78,943
2.45%, 10/1/33	450,000	436,068
Boston Scientific Corp.
4.00%, 3/1/29	290,000	324,290
6.75%, 11/15/35	165,000	231,343
7.38%, 1/15/40	2,000	3,148
4.70%, 3/1/49	47,000	60,749
BP Capital Markets America, Inc.
3.02%, 1/16/27	142,000	149,411
4.23%, 11/6/28	50,000	56,632
3.06%, 6/17/41	250,000	252,330
Brandywine Operating Partnership L.P.
4.55%, 10/1/29	290,000	324,313
Brighthouse Financial, Inc.
5.63%, 5/15/30	250,000	301,177
Bristol-Myers Squibb Co.
3.90%, 2/20/28	107,000	119,773
3.40%, 7/26/29	163,000	178,583
1.45%, 11/13/30(c)	110,000	104,796
5.00%, 8/15/45	100,000	135,180
4.25%, 10/26/49	250,000	312,835
Brixmor Operating Partnership L.P.
4.05%, 7/1/30	520,000	570,794
Broadcom Corp.
3.88%, 1/15/27	130,000	139,894
3.50%, 1/15/28	37,000	39,561
Broadcom Inc.
1.95%, 2/15/28(e)	500,000	489,150
4.11%, 9/15/28	40,000	43,858
4.75%, 4/15/29	500,000	567,355
5.00%, 4/15/30	250,000	289,657
4.15%, 11/15/30	815,000	893,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
3.42%, 4/15/33(e)	$500,000	$516,150
3.47%, 4/15/34(e)	250,000	257,877
3.50%, 2/15/41(e)	600,000	599,748
3.75%, 2/15/51(e)	350,000	362,621
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	275,000	283,074
Brown & Brown, Inc.
2.38%, 3/15/31	320,000	315,773
Bunge Ltd. Finance Corp.
3.75%, 9/25/27(c)	164,000	178,626
2.75%, 5/14/31	75,000	75,778
Burlington Northern Santa Fe LLC
4.45%, 3/15/43	250,000	309,832
Campbell Soup Co.
2.38%, 4/24/30(c)	250,000	249,317
4.80%, 3/15/48	143,000	181,879
Capital One Financial Corp.
3.75%, 3/9/27	257,000	278,580
3.80%, 1/31/28	349,000	382,459
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	197,588
4.50%, 11/15/44	52,000	59,988
4.37%, 6/15/47	105,000	119,913
Carlisle Cos., Inc.
3.75%, 12/1/27	41,000	44,491
Carrier Global Corp.
2.70%, 2/15/31(c)	535,000	543,549
3.38%, 4/5/40	300,000	313,722
3.58%, 4/5/50	250,000	267,617
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	100,000	106,402
CenterPoint Energy Resources Corp.
4.00%, 4/1/28	40,000	44,427
CenterPoint Energy, Inc.
4.25%, 11/1/28	270,000	303,745
CF Industries, Inc.
4.95%, 6/1/43	350,000	422,383
Charles Schwab Corp. (The)
3.30%, 4/1/27	135,000	145,305
3.20%, 1/25/28	181,000	196,019
3.25%, 5/22/29	200,000	216,882
Charter Communications Operating LLC
4.20%, 3/15/28	150,000	164,523
5.05%, 3/30/29	100,000	115,458
2.80%, 4/1/31	570,000	564,955
6.38%, 10/23/35	505,000	655,838
3.50%, 6/1/41	250,000	244,482
3.50%, 3/1/42	250,000	242,377
6.48%, 10/23/45	278,000	379,184
5.38%, 5/1/47	374,000	451,953
5.75%, 4/1/48	113,000	143,195
5.13%, 7/1/49	97,000	114,303
4.80%, 3/1/50	500,000	565,285
3.70%, 4/1/51	250,000	244,565
3.90%, 6/1/52	150,000	151,602
3.85%, 4/1/61	275,000	263,282
3.95%, 6/30/62	350,000	341,708
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	400,000	453,464
3.70%, 11/15/29	75,000	80,279
Chubb INA Holdings, Inc.
1.38%, 9/15/30	250,000	234,227
Church & Dwight Co., Inc.
3.15%, 8/1/27	90,000	95,899
Cigna Corp.
3.40%, 3/1/27	120,000	128,612
3.05%, 10/15/27	155,000	164,723
4.38%, 10/15/28	941,000	1,068,317
4.80%, 8/15/38	152,000	186,715
3.20%, 3/15/40	135,000	139,257
6.13%, 11/15/41	21,000	30,437
4.80%, 7/15/46	125,000	158,695
3.88%, 10/15/47	146,000	163,894
4.90%, 12/15/48	350,000	454,629
3.40%, 3/15/50	250,000	261,757
3.40%, 3/15/51	150,000	159,123
Cintas Corp. No. 2
3.70%, 4/1/27	85,000	92,927
Citigroup, Inc.
4.45%, 9/29/27	495,000	552,257
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(d)	47,000	50,690
4.13%, 7/25/28	354,000	389,248
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month U.S. dollar London Interbank Offered Rate + 1.151% thereafter)(d)	33,000	35,358
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(d)	65,000	71,854
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(d)	79,000	87,454
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(d)	265,000	276,286
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(d)	382,000	388,983
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(d)	196,000	223,605
6.63%, 6/15/32	500,000	670,135
6.00%, 10/31/33	50,000	65,183
6.68%, 9/13/43	158,000	242,310
5.30%, 5/6/44	50,000	66,128
4.75%, 5/18/46	275,000	347,575
4.65%, 7/23/48	250,000	330,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Citizens Financial Group, Inc.
2.85%, 7/27/26	$359,000	$377,557
Citrix Systems, Inc.
4.50%, 12/1/27	25,000	27,225
Clorox Co. (The)
3.10%, 10/1/27	325,000	347,415
CME Group, Inc.
5.30%, 9/15/43	86,000	121,039
CMS Energy Corp.
3.45%, 8/15/27	157,000	169,858
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(d)	72,000	78,727
CNA Financial Corp.
2.05%, 8/15/30	250,000	244,997
Coca-Cola Co. (The)
2.13%, 9/6/29	145,000	147,529
3.45%, 3/25/30	100,000	110,742
2.00%, 3/5/31	250,000	248,917
1.38%, 3/15/31	50,000	47,035
2.75%, 6/1/60	200,000	200,918
Comcast Corp.
2.35%, 1/15/27	135,000	139,240
3.15%, 2/15/28	264,000	283,415
2.65%, 2/1/30	56,000	57,821
1.95%, 1/15/31	250,000	244,445
4.75%, 3/1/44	500,000	636,255
2.94%, 11/1/56(e)	500,000	487,015
CommonSpirit Health
4.35%, 11/1/42	320,000	370,944
3.91%, 10/1/50	100,000	115,239
Commonwealth Edison Co.
2.75%, 9/1/51, Series 131	150,000	149,889
Conagra Brands, Inc.
7.00%, 10/1/28	23,000	30,053
4.85%, 11/1/28	237,000	275,204
8.25%, 9/15/30	335,000	480,913
5.40%, 11/1/48(c)	50,000	68,170
Connecticut Light & Power Co. (The)
3.20%, 3/15/27, Series A	100,000	107,596
ConocoPhillips
6.95%, 4/15/29	100,000	131,572
2.40%, 2/15/31(e)	150,000	150,966
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/31	250,000	252,170
4.45%, 3/15/44	200,000	239,048
3.00%, 12/1/60, Series C	200,000	192,914
Constellation Brands, Inc.
3.70%, 12/6/26	340,000	368,693
3.50%, 5/9/27	162,000	174,858
2.88%, 5/1/30	250,000	256,372
4.50%, 5/9/47	100,000	121,906
4.10%, 2/15/48	65,000	74,716
Consumers Energy Co.
3.80%, 11/15/28	100,000	112,357
Continental Airlines Pass Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	9,939	10,348
Corning, Inc.
4.75%, 3/15/42	250,000	322,015
5.45%, 11/15/79	250,000	340,380
Costco Wholesale Corp.
3.00%, 5/18/27	74,000	79,885
1.60%, 4/20/30	350,000	341,855
Crown Castle International Corp.
4.00%, 3/1/27	220,000	240,610
3.65%, 9/1/27	144,000	155,076
3.80%, 2/15/28	75,000	81,776
4.30%, 2/15/29	205,000	228,503
3.10%, 11/15/29	102,000	106,183
2.25%, 1/15/31	375,000	363,641
4.75%, 5/15/47	95,000	118,461
5.20%, 2/15/49	50,000	65,584
3.25%, 1/15/51	250,000	250,182
CSX Corp.
3.25%, 6/1/27	99,000	105,741
3.80%, 3/1/28	212,000	233,654
2.40%, 2/15/30(c)	250,000	254,612
6.00%, 10/1/36	250,000	346,962
3.80%, 11/1/46	87,000	100,290
4.30%, 3/1/48	155,000	190,972
4.75%, 11/15/48	100,000	132,536
4.50%, 3/15/49	250,000	320,070
3.80%, 4/15/50	250,000	293,837
3.95%, 5/1/50	15,000	18,026
4.25%, 11/1/66	80,000	100,100
4.65%, 3/1/68	50,000	66,907
CubeSmart L.P.
3.13%, 9/1/26	35,000	36,970
4.38%, 2/15/29	25,000	28,500
CVS Health Corp.
6.25%, 6/1/27	75,000	91,322
4.30%, 3/25/28	1,297,000	1,460,448
3.25%, 8/15/29	572,000	608,934
4.88%, 7/20/35	653,000	799,220
4.78%, 3/25/38	136,000	166,333
4.13%, 4/1/40	250,000	287,367
2.70%, 8/21/40	455,000	436,131
5.13%, 7/20/45	250,000	328,785
5.05%, 3/25/48	550,000	728,365
4.25%, 4/1/50	400,000	487,928
Danaher Corp.
2.60%, 10/1/50	150,000	146,891
Dayton Power & Light Co. (The)
3.95%, 6/15/49	100,000	117,266
Dell International LLC
4.90%, 10/1/26	100,000	113,074
6.10%, 7/15/27	122,000	147,204
5.30%, 10/1/29	265,000	315,408
8.10%, 7/15/36	533,000	814,920
Devon Energy Corp.
7.95%, 4/15/32	75,000	106,589
4.75%, 5/15/42	200,000	229,270
5.00%, 6/15/45	506,000	613,267
DH Europe Finance II Sarl
3.25%, 11/15/39	340,000	365,850
3.40%, 11/15/49	50,000	55,773
Diamondback Energy, Inc.
3.50%, 12/1/29	500,000	525,460
3.13%, 3/24/31	160,000	163,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Digital Realty Trust L.P.
3.70%, 8/15/27	$288,000	$314,600
4.45%, 7/15/28	177,000	201,398
3.60%, 7/1/29	100,000	109,189
Dignity Health
5.27%, 11/1/64	10,000	14,343
Discover Bank
3.45%, 7/27/26	250,000	265,547
4.65%, 9/13/28	358,000	409,541
Discovery Communications LLC
3.95%, 3/20/28	85,000	92,764
4.13%, 5/15/29	350,000	387,114
5.00%, 9/20/37	250,000	300,890
4.00%, 9/15/55	456,000	488,526
Dollar General Corp.
3.88%, 4/15/27	112,000	123,472
3.50%, 4/3/30	268,000	291,043
Dominion Energy, Inc.
4.25%, 6/1/28	75,000	83,865
3.38%, 4/1/30, Series C	665,000	706,203
5.25%, 8/1/33, Series F	45,000	55,658
7.00%, 6/15/38	25,000	36,630
4.60%, 3/15/49, Series A	72,000	92,514
Dow Chemical Co. (The)
4.80%, 11/30/28	157,000	183,894
7.38%, 11/1/29	205,000	276,578
4.25%, 10/1/34	120,000	139,483
5.25%, 11/15/41	55,000	71,376
4.38%, 11/15/42	250,000	300,062
5.55%, 11/30/48	250,000	356,405
DTE Electric Co.
2.63%, 3/1/31, Series C	250,000	260,080
Duke Energy Carolinas LLC
2.95%, 12/1/26	20,000	21,187
3.95%, 11/15/28	354,000	398,788
3.45%, 4/15/51	200,000	224,160
Duke Energy Corp.
2.65%, 9/1/26	137,000	142,195
3.15%, 8/15/27	237,000	249,916
3.40%, 6/15/29	42,000	44,993
2.45%, 6/1/30	250,000	249,712
2.55%, 6/15/31	250,000	249,170
3.30%, 6/15/41	150,000	153,219
4.80%, 12/15/45	35,000	44,043
3.75%, 9/1/46	250,000	270,225
3.95%, 8/15/47	250,000	280,652
Duke Energy Florida LLC
3.20%, 1/15/27	55,000	58,761
Duke Energy Progress LLC
3.70%, 9/1/28	50,000	55,464
3.45%, 3/15/29	54,000	58,740
4.10%, 5/15/42	200,000	233,044
Duke Realty L.P.
3.25%, 6/30/26	41,000	43,861
4.00%, 9/15/28	60,000	67,566
1.75%, 2/1/31	250,000	238,617
DuPont de Nemours, Inc.
4.73%, 11/15/28(c)	542,000	632,449
5.32%, 11/15/38	250,000	323,802
5.42%, 11/15/48	152,000	214,083
E*TRADE Financial Corp.
3.80%, 8/24/27	100,000	109,202
Eastman Chemical Co.
4.50%, 12/1/28	40,000	45,830
4.65%, 10/15/44	40,000	48,368
Eaton Corp.
3.10%, 9/15/27	226,000	240,756
4.15%, 11/2/42	250,000	298,572
eBay, Inc.
4.00%, 7/15/42	300,000	342,663
Ecolab, Inc.
3.25%, 12/1/27	25,000	27,052
4.80%, 3/24/30	186,000	224,318
Edison International
4.13%, 3/15/28(c)	145,000	154,709
Eli Lilly & Co.
3.38%, 3/15/29	187,000	205,612
Enable Midstream Partners L.P.
4.40%, 3/15/27	35,000	37,863
4.95%, 5/15/28	170,000	189,966
4.15%, 9/15/29(c)	100,000	107,694
5.00%, 5/15/44	60,000	64,861
Energy Transfer L.P.
5.50%, 6/1/27	100,000	114,640
4.00%, 10/1/27	711,000	763,401
5.25%, 4/15/29	175,000	199,901
3.75%, 5/15/30	150,000	158,322
6.63%, 10/15/36	50,000	64,570
5.80%, 6/15/38, Series 20Y	250,000	302,737
7.50%, 7/1/38	50,000	69,388
6.10%, 2/15/42	50,000	61,819
4.95%, 1/15/43	254,000	282,291
5.35%, 5/15/45	275,000	318,934
6.13%, 12/15/45	50,000	62,743
5.30%, 4/15/47	25,000	28,921
5.40%, 10/1/47	60,000	71,073
6.25%, 4/15/49	300,000	391,515
5.00%, 5/15/50	400,000	459,500
Enstar Group Ltd.
4.95%, 6/1/29	196,000	221,939
Entergy Arkansas LLC
2.65%, 6/15/51	150,000	143,645
Entergy Corp.
2.95%, 9/1/26	309,000	323,477
2.80%, 6/15/30	315,000	322,166
Enterprise Products Operating LLC
4.15%, 10/16/28	371,000	417,301
3.13%, 7/31/29	152,000	161,280
6.65%, 10/15/34, Series H	290,000	398,915
7.55%, 4/15/38	50,000	75,506
5.95%, 2/1/41	225,000	304,180
4.85%, 8/15/42	250,000	303,875
4.45%, 2/15/43	200,000	230,608
4.85%, 3/15/44	250,000	302,532
5.10%, 2/15/45	250,000	312,287
4.25%, 2/15/48	216,000	245,195
4.95%, 10/15/54	175,000	224,677
3.95%, 1/31/60	250,000	270,532
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(d)	118,000	121,452
Equinix, Inc.
1.80%, 7/15/27	48,000	47,165
3.20%, 11/18/29	500,000	523,595
2.15%, 7/15/30	50,000	48,431
3.00%, 7/15/50	204,000	195,669
2.95%, 9/15/51	225,000	215,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Equitable Holdings, Inc.
4.35%, 4/20/28	$529,000	$595,929
5.00%, 4/20/48	95,000	122,118
ERP Operating L.P.
3.25%, 8/1/27	88,000	94,728
3.50%, 3/1/28	112,000	122,497
4.15%, 12/1/28	153,000	173,724
Essential Utilities, Inc.
3.57%, 5/1/29	362,000	395,691
Essex Portfolio L.P.
4.00%, 3/1/29	100,000	111,646
3.00%, 1/15/30	175,000	184,156
1.65%, 1/15/31	250,000	233,565
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/27	60,000	64,669
1.95%, 3/15/31(c)	250,000	248,697
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	50,000	64,630
3.50%, 10/15/50	250,000	266,890
Evergy, Inc.
2.90%, 9/15/29	150,000	156,260
Eversource Energy
1.65%, 8/15/30, Series R	290,000	273,110
Exelon Corp.
4.95%, 6/15/35	51,000	62,088
Exelon Generation Co. LLC
6.25%, 10/1/39	420,000	538,175
5.60%, 6/15/42	97,000	116,473
Expedia Group, Inc.
4.63%, 8/1/27	200,000	223,406
3.25%, 2/15/30	100,000	103,113
Extra Space Storage L.P.
2.55%, 6/1/31	50,000	49,762
Federal Realty Investment Trust
3.20%, 6/15/29	71,000	74,838
4.50%, 12/1/44	250,000	301,990
FedEx Corp.
3.40%, 2/15/28	90,000	98,095
3.10%, 8/5/29	277,000	294,429
4.25%, 5/15/30	240,000	273,614
4.90%, 1/15/34	25,000	30,542
3.25%, 5/15/41	250,000	256,350
4.75%, 11/15/45	250,000	311,157
4.40%, 1/15/47	170,000	203,011
4.05%, 2/15/48	100,000	114,570
5.25%, 5/15/50	235,000	318,319
Fidelity National Financial, Inc.
4.50%, 8/15/28	220,000	250,644
Fidelity National Information Services, Inc.
1.65%, 3/1/28(c)	500,000	483,425
Fifth Third Bancorp
8.25%, 3/1/38	250,000	417,240
First Republic Bank
4.38%, 8/1/46	75,000	93,710
Fiserv, Inc.
4.20%, 10/1/28(c)	309,000	345,981
2.65%, 6/1/30	423,000	427,420
4.40%, 7/1/49	576,000	690,699
Flex Ltd.
4.88%, 6/15/29	100,000	113,644
Florida Power & Light Co.
5.63%, 4/1/34	100,000	134,838
4.05%, 6/1/42	60,000	72,193
3.80%, 12/15/42	133,000	155,344
Flowers Foods, Inc.
3.50%, 10/1/26	8,000	8,633
FMC Corp.
3.45%, 10/1/29	110,000	118,687
4.50%, 10/1/49	272,000	334,557
Ford Foundation (The)
2.42%, 6/1/50, Series 2020	75,000	73,632
Fox Corp.
4.71%, 1/25/29	333,000	381,705
5.48%, 1/25/39	185,000	239,179
5.58%, 1/25/49	50,000	68,604
GATX Corp.
3.85%, 3/30/27	160,000	173,822
3.50%, 3/15/28	100,000	108,222
4.55%, 11/7/28	90,000	103,552
4.70%, 4/1/29	65,000	74,956
GE Capital Funding LLC
4.40%, 5/15/30	820,000	976,177
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	1,170,000	1,415,501
General Dynamics Corp.
2.13%, 8/15/26	114,000	117,590
2.63%, 11/15/27	62,000	65,359
General Electric Co.
3.45%, 5/1/27	150,000	163,641
3.63%, 5/1/30(c)	350,000	395,664
6.75%, 3/15/32, Series MTNA	353,000	490,681
5.88%, 1/14/38	157,000	220,755
6.88%, 1/10/39	85,000	132,950
4.35%, 5/1/50	450,000	599,733
General Mills, Inc.
3.20%, 2/10/27	53,000	56,538
4.20%, 4/17/28	385,000	434,357
3.00%, 2/1/51(c)(e)	145,000	148,941
General Motors Co.
4.20%, 10/1/27	112,000	122,349
6.80%, 10/1/27	50,000	61,286
5.00%, 4/1/35	90,000	106,966
6.60%, 4/1/36	660,000	893,475
5.15%, 4/1/38	450,000	542,763
6.25%, 10/2/43	250,000	341,685
5.95%, 4/1/49	250,000	344,355
General Motors Financial Co., Inc.
4.35%, 1/17/27	276,000	302,797
3.85%, 1/5/28	206,000	223,193
Georgia Power Co.
3.25%, 3/30/27	110,000	117,226
Gilead Sciences, Inc.
2.95%, 3/1/27	62,000	65,369
1.65%, 10/1/30	450,000	429,912
2.60%, 10/1/40	500,000	479,215
4.80%, 4/1/44	600,000	759,102
2.80%, 10/1/50	450,000	438,084
Global Payments, Inc.
4.45%, 6/1/28	85,000	94,776
3.20%, 8/15/29	449,000	465,784
Globe Life, Inc.
4.55%, 9/15/28	200,000	228,008
2.15%, 8/15/30	50,000	49,701
GLP Capital L.P.
5.75%, 6/1/28	192,000	221,988
4.00%, 1/15/30	250,000	264,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/26	$125,000	$133,170
3.85%, 1/26/27	70,000	75,128
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(d)	96,000	103,507
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(d)	43,000	46,825
2.60%, 2/7/30	350,000	354,998
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(d)	850,000	851,989
6.75%, 10/1/37	446,000	631,077
2.91%, 7/21/42, (2.908% fixed rate until 7/21/41; Secured Overnight Financing Rate + 1.472% thereafter)(d)	200,000	199,740
5.15%, 5/22/45	430,000	563,382
Halliburton Co.
2.92%, 3/1/30(c)	150,000	153,585
4.85%, 11/15/35	55,000	65,233
6.70%, 9/15/38	56,000	77,539
7.45%, 9/15/39	78,000	115,214
4.50%, 11/15/41	2,000	2,242
4.75%, 8/1/43	200,000	233,670
5.00%, 11/15/45	207,000	253,260
Harley-Davidson, Inc.
4.63%, 7/28/45	40,000	43,922
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/43	315,000	377,981
4.40%, 3/15/48	120,000	151,072
Hasbro, Inc.
3.50%, 9/15/27	174,000	188,117
6.35%, 3/15/40	341,000	477,349
HCA, Inc.
4.50%, 2/15/27	152,000	167,430
4.13%, 6/15/29	300,000	330,468
5.13%, 6/15/39	60,000	73,943
5.50%, 6/15/47	113,000	148,866
5.25%, 6/15/49	233,000	300,626
3.50%, 7/15/51	150,000	153,450
Healthcare Realty Trust, Inc.
3.63%, 1/15/28	25,000	27,277
Healthcare Trust of America Holdings L.P.
3.10%, 2/15/30	325,000	337,558
2.00%, 3/15/31	250,000	236,770
Healthpeak Properties, Inc.
3.25%, 7/15/26	168,000	179,649
6.75%, 2/1/41	32,000	48,542
Hershey Co. (The)
2.30%, 8/15/26	85,000	88,311
1.70%, 6/1/30	50,000	49,401
Hess Corp.
4.30%, 4/1/27	100,000	108,837
7.13%, 3/15/33	100,000	134,211
6.00%, 1/15/40	250,000	317,930
5.60%, 2/15/41	250,000	308,510
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	100,000	131,960
6.35%, 10/15/45	150,000	203,643
Highwoods Realty L.P.
4.13%, 3/15/28	25,000	27,848
4.20%, 4/15/29	75,000	83,443
3.05%, 2/15/30	115,000	119,426
HollyFrontier Corp.
4.50%, 10/1/30	50,000	53,886
Home Depot, Inc. (The)
3.90%, 12/6/28	35,000	39,650
2.95%, 6/15/29	295,000	314,735
1.38%, 3/15/31	250,000	235,382
4.20%, 4/1/43	250,000	304,020
Hormel Foods Corp.
1.80%, 6/11/30	150,000	147,129
Host Hotels & Resorts L.P.
3.50%, 9/15/30, Series I	250,000	256,700
HP, Inc.
3.40%, 6/17/30	325,000	341,832
2.65%, 6/17/31(e)	111,000	109,657
6.00%, 9/15/41	185,000	246,224
Hubbell, Inc.
3.15%, 8/15/27	8,000	8,506
3.50%, 2/15/28	96,000	104,520
Hudson Pacific Properties L.P.
4.65%, 4/1/29	185,000	211,042
3.25%, 1/15/30	200,000	208,984
Humana, Inc.
3.95%, 3/15/27	71,000	77,869
2.15%, 2/3/32	500,000	483,620
4.95%, 10/1/44	117,000	152,460
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	25,000	26,665
4.20%, 5/1/30	250,000	280,990
Huntsman International LLC
4.50%, 5/1/29	379,000	423,146
Indiana Michigan Power Co.
3.85%, 5/15/28	92,000	102,391
Indiana University Health, Inc. Obligated Group
3.97%, 11/1/48	45,000	56,067
Ingredion, Inc.
3.20%, 10/1/26	109,000	116,497
Intel Corp.
3.15%, 5/11/27	100,000	107,525
2.45%, 11/15/29	55,000	56,736
3.90%, 3/25/30(c)	365,000	415,133
3.25%, 11/15/49	300,000	319,659
Intercontinental Exchange, Inc.
3.10%, 9/15/27	90,000	95,995
3.75%, 9/21/28	208,000	230,460
2.10%, 6/15/30	320,000	315,859
2.65%, 9/15/40	250,000	240,710
3.00%, 6/15/50	150,000	150,758
3.00%, 9/15/60	100,000	97,533
International Business Machines Corp.
3.50%, 5/15/29	450,000	489,996
2.85%, 5/15/40	250,000	247,875
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	27,000	32,402
5.00%, 9/26/48	100,000	131,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
International Paper Co.
4.80%, 6/15/44	$500,000	$640,305
4.35%, 8/15/48(c)	134,000	168,903
Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/48	125,000	177,143
Interstate Power & Light Co.
4.10%, 9/26/28	250,000	284,440
6.25%, 7/15/39	10,000	14,235
3.70%, 9/15/46	100,000	116,470
ITC Holdings Corp.
3.25%, 6/30/26	75,000	79,834
Jabil, Inc.
3.95%, 1/12/28	209,000	228,740
Janus Capital Group, Inc.
4.88%, 8/1/25	2,000	2,215
Jefferies Group LLC
4.85%, 1/15/27	53,000	60,614
4.15%, 1/23/30	503,000	559,633
6.25%, 1/15/36	268,000	357,367
6.50%, 1/20/43	61,000	85,860
JetBlue Pass Through Trust
2.75%, 11/15/33, Series 2019-1, Class AA	92,380	93,349
JM Smucker Co. (The)
4.25%, 3/15/35	222,000	260,977
2.75%, 9/15/41	200,000	193,768
4.38%, 3/15/45	5,000	6,193
John Deere Capital Corp.
3.05%, 1/6/28(c)	25,000	27,023
3.45%, 3/7/29	250,000	277,540
2.80%, 7/18/29	175,000	185,770
2.45%, 1/9/30	45,000	46,534
Johnson & Johnson
4.38%, 12/5/33	30,000	36,884
3.40%, 1/15/38	50,000	56,521
3.70%, 3/1/46	103,000	123,413
Johnson Controls International PLC
6.00%, 1/15/36	400,000	555,908
5.13%, 9/14/45	11,000	14,755
4.50%, 2/15/47	120,000	150,342
JPMorgan Chase & Co.
7.63%, 10/15/26	67,000	84,842
4.13%, 12/15/26	27,000	29,883
8.00%, 4/29/27	1,000	1,303
4.25%, 10/1/27	94,000	105,145
3.63%, 12/1/27	35,000	37,565
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(d)	29,000	31,457
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	18,000	19,337
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.12% thereafter)(d)	80,000	88,494
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(d)	90,000	100,589
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(d)	236,000	268,620
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(d)	350,000	353,514
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(d)	50,000	51,679
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(d)	500,000	480,005
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(d)	500,000	504,620
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(d)	300,000	314,112
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(d)	300,000	357,120
Juniper Networks, Inc.
2.00%, 12/10/30	50,000	47,764
5.95%, 3/15/41	200,000	266,580
Kansas City Southern
2.88%, 11/15/29	200,000	209,408
4.70%, 5/1/48	125,000	158,766
4.20%, 11/15/69	50,000	60,800
Kellogg Co.
3.40%, 11/15/27	155,000	167,056
7.45%, 4/1/31, Series B	150,000	213,309
Kennametal, Inc.
4.63%, 6/15/28	240,000	270,386
Keurig Dr. Pepper, Inc.
3.43%, 6/15/27	90,000	97,043
4.60%, 5/25/28	142,000	162,395
3.20%, 5/1/30	525,000	557,938
5.09%, 5/25/48	125,000	165,720
KeyBank NA
3.90%, 4/13/29	75,000	83,406
KeyCorp
4.10%, 4/30/28	290,000	329,127
2.55%, 10/1/29	90,000	92,728
Kilroy Realty L.P.
4.25%, 8/15/29	150,000	169,109
3.05%, 2/15/30	120,000	124,981
Kimberly-Clark Corp.
3.20%, 4/25/29	117,000	127,402
Kimco Realty Corp.
2.70%, 10/1/30	50,000	51,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
4.45%, 9/1/47	$250,000	$306,117
3.70%, 10/1/49	250,000	275,910
Kinder Morgan Energy Partners L.P.
7.30%, 8/15/33	1,000	1,400
5.80%, 3/15/35	50,000	62,830
6.95%, 1/15/38	90,000	125,404
6.38%, 3/1/41	8,000	10,746
5.00%, 8/15/42	200,000	234,212
5.00%, 3/1/43	370,000	433,451
5.40%, 9/1/44	75,000	92,489
Kinder Morgan, Inc.
4.30%, 3/1/28	192,000	213,347
2.00%, 2/15/31(c)	400,000	377,536
7.75%, 1/15/32	337,000	477,138
5.30%, 12/1/34	168,000	202,655
5.55%, 6/1/45	148,000	189,148
5.05%, 2/15/46	80,000	96,232
5.20%, 3/1/48	100,000	124,727
3.25%, 8/1/50	150,000	141,998
Kirby Corp.
4.20%, 3/1/28	80,000	86,782
KLA Corp.
3.30%, 3/1/50	250,000	270,112
Kohl’s Corp.
5.55%, 7/17/45(c)	177,000	213,234
Kroger Co. (The)
3.70%, 8/1/27	295,000	322,049
5.40%, 7/15/40	50,000	65,788
5.00%, 4/15/42	66,000	84,428
5.15%, 8/1/43	25,000	32,931
4.45%, 2/1/47	51,000	62,258
4.65%, 1/15/48	69,000	86,939
5.40%, 1/15/49(c)	250,000	350,170
L3Harris Technologies, Inc.
4.40%, 6/15/28	406,000	458,252
1.80%, 1/15/31	250,000	238,615
4.85%, 4/27/35	105,000	129,846
Laboratory Corp. of America Holdings
3.60%, 9/1/27	225,000	243,263
4.70%, 2/1/45	75,000	92,649
Lam Research Corp.
4.00%, 3/15/29	217,000	244,299
Las Vegas Sands Corp.
3.90%, 8/8/29	137,000	138,973
Lear Corp.
4.25%, 5/15/29	298,000	332,747
Leggett & Platt, Inc.
3.50%, 11/15/27	25,000	26,822
Leidos, Inc.
2.30%, 2/15/31	350,000	339,808
LifeStorage L.P.
3.50%, 7/1/26	60,000	64,581
3.88%, 12/15/27	25,000	27,684
Lincoln National Corp.
3.80%, 3/1/28	38,000	42,131
3.05%, 1/15/30	200,000	211,388
4.35%, 3/1/48	303,000	373,102
Lowe’s Cos., Inc.
3.10%, 5/3/27	60,000	63,984
3.65%, 4/5/29	500,000	551,315
4.50%, 4/15/30	250,000	290,720
5.00%, 4/15/40	350,000	445,452
2.80%, 9/15/41	250,000	246,430
5.13%, 4/15/50	250,000	346,450
3.00%, 10/15/50	350,000	353,066
LYB International Finance B.V.
5.25%, 7/15/43	100,000	129,183
4.88%, 3/15/44	195,000	243,149
LYB International Finance III LLC
3.38%, 10/1/40	100,000	104,277
4.20%, 10/15/49	300,000	351,096
3.80%, 10/1/60	310,000	334,102
Magellan Midstream Partners L.P.
3.25%, 6/1/30	250,000	263,470
5.15%, 10/15/43	72,000	88,217
4.20%, 10/3/47	160,000	177,589
Marathon Oil Corp.
4.40%, 7/15/27	165,000	180,201
6.60%, 10/1/37	79,000	104,722
Marathon Petroleum Corp.
6.50%, 3/1/41	240,000	332,102
4.75%, 9/15/44	51,000	59,663
4.50%, 4/1/48	75,000	86,252
5.00%, 9/15/54	40,000	49,128
Markel Corp.
3.50%, 11/1/27	100,000	107,777
5.00%, 4/5/46	250,000	327,775
Marriott International, Inc.
4.63%, 6/15/30	250,000	281,862
2.85%, 4/15/31, Series HH	376,000	375,929
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	171,000	195,140
2.25%, 11/15/30	475,000	472,411
Martin Marietta Materials, Inc.
3.45%, 6/1/27	25,000	26,887
4.25%, 12/15/47	180,000	216,220
3.20%, 7/15/51	250,000	257,005
Marvell Technology, Inc.
2.95%, 4/15/31	300,000	307,044
Masco Corp.
1.50%, 2/15/28	500,000	481,895
Massachusetts Institute of Technology
5.60%, 7/1/2111	60,000	112,951
Mastercard, Inc.
3.50%, 2/26/28	52,000	57,377
2.95%, 6/1/29	145,000	155,513
1.90%, 3/15/31	250,000	250,417
McCormick & Co., Inc.
3.40%, 8/15/27	85,000	91,372
McDonald’s Corp.
3.80%, 4/1/28	28,000	30,915
2.63%, 9/1/29	100,000	103,251
2.13%, 3/1/30	150,000	150,084
3.60%, 7/1/30	250,000	276,842
4.70%, 12/9/35	81,000	99,711
6.30%, 3/1/38	18,000	25,893
4.88%, 7/15/40	150,000	190,581
3.70%, 2/15/42	150,000	167,708
4.60%, 5/26/45	92,000	115,277
4.88%, 12/9/45	88,000	114,319
4.45%, 3/1/47	69,000	85,669
4.45%, 9/1/48	40,000	49,805
3.63%, 9/1/49	250,000	279,470
4.20%, 4/1/50	250,000	305,195
MDC Holdings, Inc.
3.85%, 1/15/30	50,000	52,880
3.97%, 8/6/61	150,000	147,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Medtronic Global Holdings SCA
3.35%, 4/1/27	$143,000	$154,777
Memorial Health Services
3.45%, 11/1/49	47,000	54,244
Merck & Co., Inc.
3.40%, 3/7/29	288,000	315,556
Mercury General Corp.
4.40%, 3/15/27	160,000	177,138
MetLife, Inc.
6.40%, 12/15/66	140,000	173,816
Micron Technology, Inc.
5.33%, 2/6/29	337,000	397,087
Microsoft Corp.
4.50%, 10/1/40	50,000	65,280
Mid-America Apartments L.P.
3.95%, 3/15/29	340,000	382,021
1.70%, 2/15/31	100,000	95,275
MidAmerican Energy Co.
3.10%, 5/1/27	200,000	214,066
Molson Coors Beverage Co.
3.00%, 7/15/26	167,000	175,255
5.00%, 5/1/42	60,000	72,922
4.20%, 7/15/46	315,000	349,625
Mondelez International, Inc.
2.75%, 4/13/30	50,000	51,968
1.50%, 2/4/31(c)	500,000	469,040
1.88%, 10/15/32	25,000	23,985
2.63%, 9/4/50	150,000	142,013
Moody’s Corp.
3.25%, 1/15/28	33,000	35,801
5.25%, 7/15/44	250,000	342,257
3.10%, 11/29/61	150,000	151,094
Morgan Stanley
4.35%, 9/8/26	35,000	38,685
3.63%, 1/20/27	49,000	53,015
3.95%, 4/23/27	350,000	382,746
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(d)	68,000	74,153
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(d)	75,000	85,611
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(d)	450,000	462,910
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(d)	500,000	473,870
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(d)	525,000	502,498
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(d)	200,000	211,188
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(d)	200,000	199,862
Mosaic Co. (The)
4.05%, 11/15/27	223,000	245,380
5.63%, 11/15/43	38,000	51,263
Motorola Solutions, Inc.
4.60%, 2/23/28	50,000	57,141
4.60%, 5/23/29	75,000	86,179
2.30%, 11/15/30	75,000	73,299
2.75%, 5/24/31	244,000	246,118
5.50%, 9/1/44	250,000	327,007
MPLX L.P.
4.25%, 12/1/27	50,000	55,052
4.00%, 3/15/28	280,000	304,732
4.80%, 2/15/29	60,000	68,208
2.65%, 8/15/30	200,000	197,976
5.20%, 3/1/47	35,000	42,699
5.20%, 12/1/47	275,000	335,901
4.70%, 4/15/48	500,000	576,985
Mylan, Inc.
4.55%, 4/15/28	166,000	186,562
5.20%, 4/15/48	150,000	186,078
Nasdaq, Inc.
1.65%, 1/15/31	650,000	608,101
National Fuel Gas Co.
3.95%, 9/15/27	150,000	160,542
4.75%, 9/1/28	105,000	116,609
National Health Investors, Inc.
3.00%, 2/1/31	200,000	193,506
National Retail Properties, Inc.
3.50%, 10/15/27	15,000	16,129
2.50%, 4/15/30	200,000	202,364
3.50%, 4/15/51	150,000	160,707
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	100,000	108,491
3.70%, 3/15/29	167,000	186,165
NewMarket Corp.
2.70%, 3/18/31	274,000	273,129
Newmont Corp.
2.80%, 10/1/29	110,000	113,242
6.25%, 10/1/39(c)	93,000	131,196
5.45%, 6/9/44	250,000	340,160
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	327,000	354,808
2.75%, 11/1/29	500,000	516,890
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(d)	33,000	35,977
NIKE, Inc.
2.38%, 11/1/26	49,000	51,294
2.85%, 3/27/30	420,000	446,771
NiSource, Inc.
3.49%, 5/15/27	110,000	118,415
3.60%, 5/1/30	515,000	555,937
5.95%, 6/15/41	2,000	2,798
4.80%, 2/15/44	40,000	49,771
5.65%, 2/1/45	224,000	310,778
4.38%, 5/15/47	181,000	218,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
3.95%, 3/30/48	$75,000	$86,379
Norfolk Southern Corp.
3.15%, 6/1/27	100,000	106,772
3.80%, 8/1/28	149,000	166,305
4.84%, 10/1/41	120,000	154,019
3.95%, 10/1/42	250,000	291,205
3.94%, 11/1/47	71,000	84,108
3.05%, 5/15/50	250,000	258,365
2.90%, 8/25/51	250,000	252,065
3.16%, 5/15/55	90,000	94,145
4.10%, 5/15/2121	100,000	117,063
Northern States Power Co.
3.20%, 4/1/52	200,000	220,268
Northern Trust Corp.
3.15%, 5/3/29(c)	181,000	196,275
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(d)	30,000	31,813
Northrop Grumman Corp.
3.20%, 2/1/27	100,000	106,787
3.25%, 1/15/28	100,000	106,973
7.75%, 2/15/31(e)	170,000	245,769
5.15%, 5/1/40	250,000	327,730
5.05%, 11/15/40	26,000	33,934
4.75%, 6/1/43	60,000	76,438
5.25%, 5/1/50	372,000	530,122
NOV, Inc.
3.95%, 12/1/42	105,000	103,600
NSTAR Electric Co.
3.20%, 5/15/27	150,000	161,057
Nucor Corp.
5.20%, 8/1/43	200,000	270,498
2.98%, 12/15/55	27,000	27,313
NVIDIA Corp.
2.85%, 4/1/30	250,000	265,352
O’Reilly Automotive, Inc.
3.60%, 9/1/27	100,000	109,124
4.20%, 4/1/30	250,000	284,135
1.75%, 3/15/31	250,000	238,270
Oglethorpe Power Corp.
5.95%, 11/1/39	50,000	67,315
5.25%, 9/1/50	255,000	334,858
Ohio Power Co.
2.90%, 10/1/51, Series R	150,000	148,877
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	135,000	148,478
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	90,000	99,143
4.75%, 1/15/28	60,000	66,923
3.63%, 10/1/29	100,000	104,581
Omnicom Group, Inc.
2.45%, 4/30/30	525,000	522,706
ONEOK Partners L.P.
6.13%, 2/1/41	100,000	128,468
6.20%, 9/15/43	25,000	32,908
ONEOK, Inc.
4.00%, 7/13/27	430,000	465,922
4.55%, 7/15/28	357,000	398,965
4.45%, 9/1/49	150,000	167,079
7.15%, 1/15/51	150,000	223,209
Oracle Corp.
2.65%, 7/15/26	125,000	129,056
2.80%, 4/1/27	310,000	321,467
3.25%, 11/15/27	414,000	438,480
2.30%, 3/25/28	275,000	276,738
2.95%, 4/1/30	600,000	619,860
2.88%, 3/25/31	733,000	750,658
3.80%, 11/15/37	400,000	426,644
6.50%, 4/15/38	250,000	351,040
3.60%, 4/1/40	400,000	415,612
5.38%, 7/15/40	350,000	440,870
3.65%, 3/25/41	200,000	209,874
4.13%, 5/15/45	250,000	275,157
4.00%, 7/15/46	250,000	270,265
4.00%, 11/15/47	500,000	538,800
3.60%, 4/1/50	300,000	303,990
3.95%, 3/25/51	500,000	538,740
4.38%, 5/15/55	150,000	172,421
3.85%, 4/1/60	300,000	313,170
4.10%, 3/25/61	188,000	205,817
Oshkosh Corp.
4.60%, 5/15/28	32,000	36,548
Otis Worldwide Corp.
2.57%, 2/15/30	503,000	512,255
Owens Corning
3.40%, 8/15/26	260,000	275,873
7.00%, 12/1/36	32,000	46,105
Owl Rock Capital Corp.
2.88%, 6/11/28	375,000	366,870
Pacific Gas and Electric Co.
3.30%, 3/15/27	150,000	153,150
2.10%, 8/1/27	50,000	48,322
4.55%, 7/1/30	250,000	273,022
2.50%, 2/1/31	775,000	741,962
4.50%, 7/1/40	432,000	455,928
4.20%, 6/1/41	75,000	77,005
4.60%, 6/15/43	540,000	561,195
4.95%, 7/1/50	350,000	392,056
3.50%, 8/1/50	350,000	333,952
Packaging Corp. of America
3.00%, 12/15/29	242,000	254,722
Parker-Hannifin Corp.
3.25%, 3/1/27(c)	100,000	107,355
3.25%, 6/14/29	422,000	449,498
4.00%, 6/14/49	150,000	178,431
PayPal Holdings, Inc.
2.30%, 6/1/30	350,000	355,113
Pentair Finance Sarl
4.50%, 7/1/29	233,000	266,825
PepsiCo, Inc.
3.00%, 10/15/27	103,000	110,650
1.40%, 2/25/31	300,000	286,707
4.45%, 4/14/46	250,000	331,797
PerkinElmer, Inc.
2.55%, 3/15/31	200,000	204,124
Pfizer, Inc.
3.60%, 9/15/28	94,000	104,880
3.45%, 3/15/29	93,000	102,719
2.63%, 4/1/30	100,000	104,821
1.70%, 5/28/30	100,000	98,001
4.00%, 3/15/49	250,000	310,037
Philip Morris International, Inc.
3.13%, 3/2/28	73,000	77,817
3.38%, 8/15/29	50,000	54,250
1.75%, 11/1/30	250,000	239,552
Phillips 66
4.65%, 11/15/34	322,000	376,325
5.88%, 5/1/42	300,000	408,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Phillips 66 Partners L.P.
3.75%, 3/1/28	$245,000	$264,044
4.90%, 10/1/46	100,000	122,795
Physicians Realty L.P.
3.95%, 1/15/28	25,000	27,507
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/29	578,000	623,176
Pioneer Natural Resources Co.
1.90%, 8/15/30	468,000	443,655
Plains All American Pipeline L.P.
4.50%, 12/15/26	171,000	186,900
3.55%, 12/15/29	250,000	259,207
6.65%, 1/15/37	250,000	326,097
4.70%, 6/15/44	47,000	50,556
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/29	335,000	366,477
2.55%, 1/22/30	375,000	386,197
PPG Industries, Inc.
2.80%, 8/15/29	82,000	86,151
PPL Capital Funding, Inc.
3.10%, 5/15/26	99,000	104,385
4.13%, 4/15/30	100,000	113,932
President & Fellows of Harvard College
2.52%, 10/15/50	125,000	130,120
Principal Financial Group, Inc.
3.70%, 5/15/29	21,000	23,327
Progressive Corp. (The)
2.45%, 1/15/27	25,000	26,171
6.63%, 3/1/29	105,000	136,845
Prologis L.P.
4.38%, 2/1/29	60,000	69,862
Prudential Financial, Inc.
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(d)	483,000	507,401
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(d)	150,000	169,400
Public Service Co. of Colorado
3.70%, 6/15/28	126,000	140,530
Public Service Electric & Gas Co.
3.00%, 5/15/27	35,000	37,189
3.20%, 5/15/29	270,000	293,989
Public Storage
3.09%, 9/15/27	90,000	96,616
PulteGroup, Inc.
6.00%, 2/15/35	350,000	454,569
QUALCOMM, Inc.
3.25%, 5/20/27	162,000	174,437
1.30%, 5/20/28	88,000	85,385
Quanta Services, Inc.
3.05%, 10/1/41	250,000	248,990
Quest Diagnostics, Inc.
2.95%, 6/30/30	405,000	422,828
Raymond James Financial, Inc.
4.95%, 7/15/46	505,000	669,549
Raytheon Technologies Corp.
3.50%, 3/15/27	190,000	205,196
7.20%, 8/15/27	21,000	26,771
4.13%, 11/16/28	613,000	690,207
2.25%, 7/1/30	425,000	425,195
4.45%, 11/16/38	152,000	185,940
4.88%, 10/15/40	250,000	321,622
4.70%, 12/15/41	250,000	316,092
4.50%, 6/1/42	261,000	324,180
4.15%, 5/15/45	119,000	141,859
3.75%, 11/1/46	106,000	120,164
4.35%, 4/15/47	82,000	101,327
4.05%, 5/4/47	145,000	172,174
4.63%, 11/16/48	45,000	58,540
3.13%, 7/1/50	250,000	260,237
3.03%, 3/15/52	200,000	203,818
Realty Income Corp.
4.13%, 10/15/26	95,000	105,687
3.00%, 1/15/27	46,000	48,684
3.65%, 1/15/28	136,000	149,629
Regency Centers L.P.
4.13%, 3/15/28	40,000	44,903
2.95%, 9/15/29	272,000	284,071
4.40%, 2/1/47	13,000	15,683
4.65%, 3/15/49	150,000	191,007
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	125,000	117,431
2.80%, 9/15/50	150,000	141,702
Regions Financial Corp.
7.38%, 12/10/37	50,000	76,242
Reinsurance Group of America, Inc.
3.15%, 6/15/30	250,000	264,970
Republic Services, Inc.
3.95%, 5/15/28	90,000	100,103
1.45%, 2/15/31	250,000	232,670
1.75%, 2/15/32	450,000	426,064
Rockwell Automation, Inc.
3.50%, 3/1/29	68,000	75,583
Roper Technologies, Inc.
3.80%, 12/15/26	90,000	98,118
1.40%, 9/15/27	99,000	96,093
2.00%, 6/30/30	400,000	386,696
Ross Stores, Inc.
1.88%, 4/15/31	250,000	240,510
Royalty Pharma PLC
2.20%, 9/2/30	315,000	305,024
3.30%, 9/2/40	250,000	250,727
3.55%, 9/2/50	125,000	125,848
RPM International, Inc.
3.75%, 3/15/27	73,000	79,366
4.55%, 3/1/29	100,000	114,119
S&P Global, Inc.
2.95%, 1/22/27	5,000	5,314
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	50,000	56,319
4.20%, 3/15/28	302,000	332,535
4.50%, 5/15/30	232,000	263,181
Sabra Health Care L.P.
5.13%, 8/15/26	50,000	55,497
3.90%, 10/15/29	265,000	279,594
salesforce.com, Inc.
2.90%, 7/15/51	200,000	207,540
Santander Holdings USA, Inc.
4.40%, 7/13/27	102,000	112,913
Sempra Energy
3.25%, 6/15/27	40,000	42,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
3.40%, 2/1/28	$246,000	$265,274
3.80%, 2/1/38	150,000	166,167
6.00%, 10/15/39	250,000	349,102
ServiceNow, Inc.
1.40%, 9/1/30	250,000	233,415
Sherwin-Williams Co. (The)
3.45%, 6/1/27	116,000	125,077
2.95%, 8/15/29	110,000	115,751
2.30%, 5/15/30	290,000	291,047
4.55%, 8/1/45	12,000	15,002
4.50%, 6/1/47	200,000	250,936
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	78,000	82,697
Simon Property Group L.P.
3.38%, 6/15/27	175,000	188,510
2.45%, 9/13/29	142,000	143,894
SITE Centers Corp.
4.70%, 6/1/27	30,000	33,470
Snap-on, Inc.
3.25%, 3/1/27	150,000	162,084
Southern California Edison Co.
3.65%, 3/1/28, Series B	70,000	76,059
4.20%, 3/1/29, Series A	100,000	112,307
6.65%, 4/1/29	233,000	290,553
3.65%, 2/1/50	200,000	214,930
Southern California Gas Co.
4.30%, 1/15/49, Series VV	135,000	171,844
3.95%, 2/15/50, Series WW	76,000	91,952
Southern Co. (The)
3.25%, 7/1/26	64,000	67,805
3.70%, 4/30/30, Series A	100,000	108,294
4.25%, 7/1/36	257,000	292,512
4.40%, 7/1/46	255,000	302,170
Southern Co. Gas Capital Corp.
5.88%, 3/15/41	350,000	485,443
4.40%, 6/1/43	250,000	291,212
4.40%, 5/30/47	3,000	3,587
Southern Power Co.
5.25%, 7/15/43	15,000	19,091
4.95%, 12/15/46, Series F	160,000	198,354
Southwest Airlines Co.
5.13%, 6/15/27	225,000	256,858
3.45%, 11/16/27	100,000	106,217
Southwest Gas Corp.
4.15%, 6/1/49	250,000	293,697
Southwestern Electric Power Co.
4.10%, 9/15/28, Series M	229,000	256,393
3.85%, 2/1/48, Series L	250,000	279,092
Spectra Energy Partners L.P.
5.95%, 9/25/43	250,000	346,545
Spirit Airlines Pass Through Trust
4.10%, 10/1/29, Series A	115,466	120,591
Spirit Realty L.P.
3.40%, 1/15/30	150,000	157,809
Stanford Health Care
3.80%, 11/15/48, Series 2018	35,000	42,578
Stanley Black & Decker, Inc.
4.25%, 11/15/28	125,000	144,481
Starbucks Corp.
4.00%, 11/15/28	383,000	431,266
3.55%, 8/15/29	379,000	416,078
4.30%, 6/15/45	150,000	179,996
4.50%, 11/15/48	50,000	62,745
4.45%, 8/15/49	150,000	186,779
3.35%, 3/12/50	50,000	52,885
3.50%, 11/15/50	150,000	163,178
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(d)	310,000	323,866
Steel Dynamics, Inc.
3.45%, 4/15/30	24,000	25,621
3.25%, 1/15/31	50,000	52,737
Steelcase, Inc.
5.13%, 1/18/29	95,000	108,038
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	200,000	202,346
Stifel Financial Corp.
4.00%, 5/15/30	200,000	221,566
STORE Capital Corp.
4.50%, 3/15/28	30,000	33,367
4.63%, 3/15/29	25,000	28,331
Stryker Corp.
4.63%, 3/15/46	575,000	748,857
Synchrony Financial
3.70%, 8/4/26	99,000	105,573
3.95%, 12/1/27	223,000	240,918
Sysco Corp.
3.30%, 7/15/26	170,000	180,861
3.25%, 7/15/27	210,000	223,270
5.95%, 4/1/30	160,000	201,141
5.38%, 9/21/35	72,000	92,082
6.60%, 4/1/50	227,000	358,635
T-Mobile USA, Inc.
3.75%, 4/15/27	787,000	846,568
2.05%, 2/15/28	250,000	246,337
3.88%, 4/15/30	1,000,000	1,087,140
2.55%, 2/15/31	153,000	151,149
2.25%, 11/15/31	150,000	144,183
4.38%, 4/15/40	200,000	227,582
3.00%, 2/15/41	530,000	506,171
4.50%, 4/15/50	300,000	353,133
3.30%, 2/15/51	250,000	244,655
3.40%, 10/15/52(e)	250,000	249,152
3.60%, 11/15/60	250,000	249,102
Tapestry, Inc.
4.13%, 7/15/27	84,000	91,953
Target Corp.
3.38%, 4/15/29	280,000	307,418
TC PipeLines L.P.
3.90%, 5/25/27	217,000	238,526
Teledyne FLIR LLC
2.50%, 8/1/30	200,000	201,060
Teledyne Technologies, Inc.
2.25%, 4/1/28	78,000	78,580
2.75%, 4/1/31	50,000	51,054
Texas Instruments, Inc.
2.90%, 11/3/27	65,000	69,876
2.25%, 9/4/29	100,000	103,007
Textron, Inc.
3.38%, 3/1/28	450,000	482,953
Thermo Fisher Scientific, Inc.
3.20%, 8/15/27	340,000	364,198
2.00%, 10/15/31	200,000	196,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
2.80%, 10/15/41	$275,000	$279,265
4.10%, 8/15/47	40,000	50,436
Time Warner Cable LLC
6.55%, 5/1/37	401,000	538,355
7.30%, 7/1/38	50,000	71,873
6.75%, 6/15/39	77,000	105,824
4.50%, 9/15/42	500,000	550,475
Timken Co. (The)
4.50%, 12/15/28	256,000	286,840
TJX Cos., Inc. (The)
1.60%, 5/15/31	315,000	303,345
Toyota Motor Credit Corp.
2.15%, 2/13/30	500,000	505,800
Trane Technologies Global Holding Co., Ltd.
3.75%, 8/21/28	83,000	91,324
5.75%, 6/15/43	50,000	72,406
Trane Technologies Luxembourg Finance S.A.
3.80%, 3/21/29	180,000	197,311
Transatlantic Holdings, Inc.
8.00%, 11/30/39	30,000	47,821
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	295,000	326,170
4.60%, 3/15/48	200,000	244,532
3.95%, 5/15/50	250,000	282,322
Trimble, Inc.
4.90%, 6/15/28	120,000	137,663
Truist Bank
3.30%, 5/15/26	40,000	42,726
2.25%, 3/11/30	250,000	248,462
Trustees of Princeton University (The)
5.70%, 3/1/39	90,000	131,888
TWDC Enterprises 18 Corp.
2.95%, 6/15/27	112,000	119,923
Tyco Electronics Group S.A.
3.13%, 8/15/27	120,000	129,246
Tyson Foods, Inc.
4.35%, 3/1/29	385,000	439,647
4.88%, 8/15/34	126,000	154,311
5.15%, 8/15/44	100,000	131,510
4.55%, 6/2/47	50,000	62,977
5.10%, 9/28/48	54,000	73,006
U.S. Bancorp
3.15%, 4/27/27, Series X	89,000	95,360
3.00%, 7/30/29	200,000	211,822
UDR, Inc.
2.95%, 9/1/26	40,000	41,993
3.50%, 1/15/28	25,000	27,066
4.40%, 1/26/29	79,000	89,974
3.20%, 1/15/30	210,000	223,450
3.00%, 8/15/31	73,000	76,084
Union Pacific Corp.
3.95%, 9/10/28	100,000	112,302
2.38%, 5/20/31	350,000	357,511
3.20%, 5/20/41	250,000	268,342
4.05%, 3/1/46	99,000	119,760
4.00%, 4/15/47	65,000	78,612
4.50%, 9/10/48	159,000	207,326
3.25%, 2/5/50	350,000	380,261
3.80%, 10/1/51	85,000	100,367
3.88%, 2/1/55	30,000	35,565
2.97%, 9/16/62	160,000	161,379
3.75%, 2/5/70	250,000	291,782
3.80%, 4/6/71	205,000	241,961
United Airlines Pass Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	290,567	307,820
4.00%, 10/11/27, Series A	43,048	45,165
3.75%, 3/3/28, Series A	11,269	11,891
3.45%, 1/7/30, Series A	23,668	23,984
United Parcel Service, Inc.
3.05%, 11/15/27	49,000	52,983
3.40%, 3/15/29	150,000	163,979
UnitedHealth Group, Inc.
3.45%, 1/15/27	103,000	111,823
3.38%, 4/15/27	95,000	103,313
2.95%, 10/15/27	100,000	106,687
3.85%, 6/15/28	95,000	106,370
3.88%, 12/15/28	190,000	213,938
Universal Health Services, Inc.
2.65%, 1/15/32(e)	250,000	246,042
University of Notre Dame du Lac
3.39%, 2/15/48, Series 2017	12,000	14,373
University of Southern California
3.03%, 10/1/39	49,000	52,608
Unum Group
5.75%, 8/15/42	122,000	154,548
4.50%, 12/15/49	75,000	81,175
Utah Acquisition Sub, Inc.
5.25%, 6/15/46	50,000	61,735
Valero Energy Corp.
3.40%, 9/15/26	60,000	63,640
4.35%, 6/1/28	183,000	202,707
4.00%, 4/1/29(c)	175,000	189,898
6.63%, 6/15/37	100,000	136,865
4.90%, 3/15/45	223,000	263,169
Valero Energy Partners L.P.
4.38%, 12/15/26	162,000	179,614
4.50%, 3/15/28	50,000	55,581
Valmont Industries, Inc.
5.00%, 10/1/44	105,000	131,455
Ventas Realty L.P.
4.00%, 3/1/28	115,000	127,671
4.40%, 1/15/29	60,000	68,029
3.00%, 1/15/30	200,000	207,386
2.50%, 9/1/31	350,000	346,447
Verisk Analytics, Inc.
5.50%, 6/15/45	25,000	34,546
Verizon Communications, Inc.
4.13%, 3/16/27	213,000	237,007
4.33%, 9/21/28	568,000	647,531
3.88%, 2/8/29	105,000	116,601
4.02%, 12/3/29	773,000	866,525
1.68%, 10/30/30	209,000	197,309
1.75%, 1/20/31	680,000	644,252
2.55%, 3/21/31	1,150,000	1,162,719
4.50%, 8/10/33	376,000	444,274
4.40%, 11/1/34	466,000	546,637
4.81%, 3/15/39	560,000	703,674
2.65%, 11/20/40	380,000	364,530
3.40%, 3/22/41	500,000	531,315
2.85%, 9/3/41	400,000	397,628
6.55%, 9/15/43	25,000	39,510
4.13%, 8/15/46	288,000	339,762
4.86%, 8/21/46	215,000	283,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
4.00%, 3/22/50	$630,000	$735,720
2.88%, 11/20/50	700,000	680,302
2.99%, 10/30/56	400,000	387,712
3.00%, 11/20/60	395,000	381,969
3.70%, 3/22/61	600,000	664,092
VF Corp.
2.80%, 4/23/27	110,000	115,380
2.95%, 4/23/30	125,000	130,420
ViacomCBS, Inc.
2.90%, 1/15/27	92,000	96,398
3.70%, 6/1/28	34,000	37,155
7.88%, 7/30/30	397,000	554,276
4.95%, 1/15/31	436,000	517,554
4.20%, 5/19/32	100,000	113,411
4.38%, 3/15/43	150,000	170,156
5.85%, 9/1/43	141,000	192,224
5.25%, 4/1/44	30,000	38,015
4.95%, 5/19/50(c)	185,000	234,199
Viatris, Inc.
2.70%, 6/22/30	250,000	249,747
3.85%, 6/22/40	150,000	159,873
4.00%, 6/22/50	250,000	269,750
Virginia Electric & Power Co.
3.50%, 3/15/27, Series A	107,000	116,054
4.20%, 5/15/45, Series B	250,000	305,120
Visa, Inc.
4.15%, 12/14/35	95,000	113,556
VMware, Inc.
3.90%, 8/21/27	214,000	233,277
2.20%, 8/15/31	500,000	486,500
Vontier Corp.
2.95%, 4/1/31(e)	50,000	49,772
Vulcan Materials Co.
3.90%, 4/1/27	20,000	22,063
4.50%, 6/15/47	80,000	100,710
4.70%, 3/1/48	30,000	38,794
W.R. Berkley Corp.
4.75%, 8/1/44	8,000	10,184
4.00%, 5/12/50	250,000	293,805
Walgreens Boots Alliance, Inc.
3.20%, 4/15/30(c)	250,000	264,015
4.80%, 11/18/44	52,000	63,056
4.10%, 4/15/50	150,000	170,322
Walmart, Inc.
3.95%, 6/28/38	83,000	100,101
Walt Disney Co. (The)
2.00%, 9/1/29	200,000	200,154
3.80%, 3/22/30	50,000	56,191
2.65%, 1/13/31	250,000	260,142
3.50%, 5/13/40	250,000	275,630
Waste Connections, Inc.
3.50%, 5/1/29	75,000	81,716
2.20%, 1/15/32	400,000	392,360
Waste Management, Inc.
3.15%, 11/15/27	175,000	186,809
1.15%, 3/15/28	80,000	76,310
1.50%, 3/15/31	300,000	281,733
4.15%, 7/15/49	50,000	64,007
2.50%, 11/15/50	40,000	38,500
WEC Energy Group, Inc.
1.38%, 10/15/27	110,000	106,582
Wells Fargo & Co.
4.30%, 7/22/27	63,000	69,982
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(d)	34,000	36,605
4.15%, 1/24/29	309,000	345,783
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(d)	450,000	520,299
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(d)	300,000	308,778
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(d)	200,000	277,204
Welltower, Inc.
4.25%, 4/15/28	75,000	84,316
4.13%, 3/15/29	150,000	168,050
3.10%, 1/15/30	364,000	382,156
2.80%, 6/1/31	150,000	153,558
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/28	293,000	334,773
Westlake Chemical Corp.
3.60%, 8/15/26	108,000	116,383
5.00%, 8/15/46	55,000	70,118
4.38%, 11/15/47	85,000	100,802
3.13%, 8/15/51(c)	150,000	146,838
WestRock MWV LLC
8.20%, 1/15/30	36,000	50,076
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	95,595
4.00%, 11/15/29	70,000	78,471
7.38%, 3/15/32	215,000	305,827
Whirlpool Corp.
2.40%, 5/15/31(c)	100,000	100,388
4.60%, 5/15/50	150,000	187,863
Williams Cos., Inc. (The)
3.75%, 6/15/27	214,000	231,803
2.60%, 3/15/31	350,000	347,140
8.75%, 3/15/32	45,000	67,745
6.30%, 4/15/40	55,000	74,473
5.75%, 6/24/44	102,000	133,922
5.10%, 9/15/45	300,000	371,055
Willis North America, Inc.
4.50%, 9/15/28	150,000	169,487
2.95%, 9/15/29	250,000	258,207
WRKCo, Inc.
4.00%, 3/15/28	245,000	271,602
4.90%, 3/15/29	162,000	189,088
3.00%, 6/15/33	250,000	259,105
Xcel Energy, Inc.
3.40%, 6/1/30	150,000	162,366
6.50%, 7/1/36	250,000	356,145
Xylem, Inc.
1.95%, 1/30/28	200,000	199,814
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	200,000	271,242
Zoetis, Inc.
3.00%, 9/12/27	236,000	249,084
3.90%, 8/20/28	111,000	124,062
4.70%, 2/1/43	25,000	32,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
3.95%, 9/12/47	$25,000	$30,029
4.45%, 8/20/48	100,000	129,995

TOTAL U.S. CORPORATE BONDS (Cost: $296,375,417)		303,449,053

FOREIGN CORPORATE BONDS - 4.9%

Australia - 0.1%
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	148,000	195,141
Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	265,000	287,512
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(d)	250,000	245,192

Total Australia		727,845

Austria - 0.1%
Suzano Austria GmbH
6.00%, 1/15/29	250,000	283,717
5.00%, 1/15/30	425,000	451,707
3.75%, 1/15/31	250,000	246,235

Total Austria		981,659

Belgium - 0.7%
Anheuser-Busch Cos. LLC
4.70%, 2/1/36	300,000	361,311
4.90%, 2/1/46	940,000	1,194,035
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/36	50,000	60,368
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	662,000	772,329
4.90%, 1/23/31	410,000	493,988
4.38%, 4/15/38	80,000	93,410
8.20%, 1/15/39	150,000	246,545
5.45%, 1/23/39	510,000	668,717
8.00%, 11/15/39	346,000	569,841
4.35%, 6/1/40	350,000	412,541
4.95%, 1/15/42	250,000	313,960
4.60%, 4/15/48	275,000	336,476
4.44%, 10/6/48	36,000	43,461
5.55%, 1/23/49	490,000	680,385
4.50%, 6/1/50	550,000	682,192
5.80%, 1/23/59	250,000	368,210
4.60%, 6/1/60	540,000	673,715

Total Belgium		7,971,484

Bermuda - 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	136,785
XLIT Ltd.
5.50%, 3/31/45	53,000	74,710

Total Bermuda		211,495

Brazil - 0.1%
Vale Overseas Ltd.
6.25%, 8/10/26	50,000	56,906
3.75%, 7/8/30(c)	500,000	503,215
6.88%, 11/21/36	400,000	515,788
6.88%, 11/10/39	139,000	182,771

Total Brazil		1,258,680

Canada - 0.9%
Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	304,000	326,694
Barrick Gold Corp.
5.25%, 4/1/42	100,000	131,491
Barrick North America Finance LLC
5.75%, 5/1/43	82,000	113,838
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	50,000	68,930
Bell Canada
4.30%, 7/29/49	150,000	185,535
3.20%, 2/15/52, Series US-6	250,000	258,910
Brookfield Finance, Inc.
3.90%, 1/25/28	50,000	55,230
Canadian National Railway Co.
6.90%, 7/15/28	140,000	183,575
Canadian Natural Resources Ltd.
3.85%, 6/1/27	106,000	113,863
2.95%, 7/15/30	30,000	30,673
7.20%, 1/15/32	409,000	551,201
6.50%, 2/15/37	4,000	5,316
4.95%, 6/1/47	150,000	186,117
Canadian Pacific Railway Co.
4.00%, 6/1/28	46,000	51,499
7.13%, 10/15/31	313,000	436,588
4.80%, 9/15/35	95,000	118,032
6.13%, 9/15/2115	150,000	227,823
Cenovus Energy, Inc.
5.25%, 6/15/37	600,000	713,250
3.75%, 2/15/52	250,000	246,752
CI Financial Corp.
4.10%, 6/15/51	275,000	307,054
Emera U.S. Finance L.P.
4.75%, 6/15/46	250,000	299,770
Enbridge, Inc.
4.25%, 12/1/26	15,000	16,518
3.70%, 7/15/27	150,000	161,925
3.13%, 11/15/29	107,000	112,039
5.50%, 12/1/46	250,000	341,720
4.00%, 11/15/49(c)	150,000	170,259
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	177,846
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(d)	25,000	27,119
Nutrien Ltd.
4.20%, 4/1/29	182,000	206,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
4.13%, 3/15/35	$55,000	$63,231
5.88%, 12/1/36	60,000	80,599
5.25%, 1/15/45	350,000	478,604
Rogers Communications, Inc.
4.50%, 3/15/43	50,000	57,905
5.00%, 3/15/44	113,000	139,497
4.30%, 2/15/48	100,000	114,622
4.35%, 5/1/49	300,000	349,266
Suncor Energy, Inc.
7.15%, 2/1/32	122,000	167,539
5.95%, 12/1/34	191,000	250,015
5.95%, 5/15/35	36,000	47,249
6.80%, 5/15/38	18,000	25,435
6.50%, 6/15/38	250,000	344,907
Teck Resources Ltd.
6.13%, 10/1/35	215,000	278,535
TELUS Corp.
3.70%, 9/15/27	120,000	131,214
4.60%, 11/16/48	200,000	261,172
Thomson Reuters Corp.
5.65%, 11/23/43	90,000	125,986
TransCanada PipeLines Ltd.
4.25%, 5/15/28	152,000	169,825
4.63%, 3/1/34	640,000	749,914
4.75%, 5/15/38	210,000	251,725
6.10%, 6/1/40	50,000	68,950
4.88%, 5/15/48	250,000	319,020
5.10%, 3/15/49	97,000	129,131

Total Canada		10,430,487

Chile - 0.1%
Celulosa Arauco y Constitucion S.A.
5.50%, 11/2/47	200,000	231,314
Enel Chile S.A.
4.88%, 6/12/28	250,000	278,395

Total Chile		509,709

China - 0.2%
CNOOC Finance 2015 USA LLC
4.38%, 5/2/28	540,000	607,759
JD.com, Inc.
3.38%, 1/14/30	250,000	262,548
NXP B.V.
4.30%, 6/18/29(e)	275,000	309,636
3.40%, 5/1/30(e)	350,000	374,216
2.50%, 5/11/31(e)	80,000	80,120
3.25%, 5/11/41(e)	100,000	102,857
Tencent Music Entertainment Group
2.00%, 9/3/30	400,000	376,664

Total China		2,113,800

France - 0.1%
AXA S.A.
8.60%, 12/15/30	200,000	290,508
Orange S.A.
9.00%, 3/1/31	234,000	360,332
5.38%, 1/13/42	50,000	66,687
5.50%, 2/6/44	250,000	344,745
TotalEnergies Capital International S.A.
2.83%, 1/10/30	150,000	158,163
Veolia Environnement S.A.
6.75%, 6/1/38	33,000	50,024

Total France		1,270,459

Germany - 0.2%
Daimler Finance North America LLC
8.50%, 1/18/31	450,000	674,825
Deutsche Bank AG
4.10%, 1/13/26	75,000	80,953
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	647,000	683,510
Deutsche Telekom International Finance B.V.
8.75%, 6/15/30	546,000	799,753
9.25%, 6/1/32	98,000	157,959

Total Germany		2,397,000

Ireland - 0.1%
AerCap Ireland Capital DAC
3.65%, 7/21/27	200,000	212,214
3.40%, 10/29/33	500,000	503,175
3.85%, 10/29/41	500,000	516,335

Total Ireland		1,231,724

Japan - 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/2/28(c)	115,000	127,901
4.05%, 9/11/28	10,000	11,282
3.74%, 3/7/29	206,000	227,185
3.20%, 7/18/29	250,000	264,500
Mizuho Financial Group, Inc.
4.02%, 3/5/28	225,000	251,399
Nomura Holdings, Inc.
3.10%, 1/16/30	390,000	403,580
ORIX Corp.
3.70%, 7/18/27	80,000	87,587
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	8,000	8,642
3.94%, 7/19/28	129,000	143,688
4.31%, 10/16/28(c)	136,000	154,715
2.14%, 9/23/30	432,000	417,960
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28	366,000	430,683
2.05%, 3/31/30	350,000	341,435
3.18%, 7/9/50	250,000	256,213
3.38%, 7/9/60	200,000	212,990

Total Japan		3,339,760

Luxembourg - 0.0%
ArcelorMittal S.A.
6.75%, 3/1/41	350,000	477,001

Macau - 0.1%
Sands China Ltd.
5.40%, 8/8/28	450,000	486,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Mexico - 0.1%
America Movil S.A.B. de C.V.
3.63%, 4/22/29	$215,000	$233,576
Grupo Televisa S.A.B.
6.63%, 1/15/40	100,000	137,733
5.00%, 5/13/45	200,000	241,260
5.25%, 5/24/49(c)	250,000	320,963

Total Mexico		933,532

Netherlands - 0.1%
Cooperatieve Rabobank UA
3.75%, 7/21/26	325,000	351,526
5.25%, 5/24/41	115,000	160,440
5.25%, 8/4/45	250,000	339,043
ING Groep N.V.
4.55%, 10/2/28(c)	250,000	288,553
Koninklijke Ahold Delhaize N.V.
5.70%, 10/1/40(c)	40,000	55,418
Shell International Finance B.V.
4.13%, 5/11/35	134,000	157,426
3.13%, 11/7/49	5,000	5,222

Total Netherlands		1,357,628

Norway - 0.1%
Equinor ASA
4.80%, 11/8/43	75,000	98,092
3.25%, 11/18/49	579,000	621,562
3.70%, 4/6/50	190,000	221,643

Total Norway		941,297

Peru - 0.1%
Southern Copper Corp.
6.75%, 4/16/40	235,000	325,976
5.25%, 11/8/42	350,000	436,079
5.88%, 4/23/45	150,000	203,358

Total Peru		965,413

Spain - 0.2%
Banco Santander S.A.
4.25%, 4/11/27	200,000	220,398
3.80%, 2/23/28	200,000	217,712
2.75%, 12/3/30	400,000	391,384
Telefonica Emisiones S.A.
4.10%, 3/8/27	500,000	551,985
7.05%, 6/20/36	195,000	280,125
4.67%, 3/6/38	450,000	522,009
5.52%, 3/1/49	400,000	522,896

Total Spain		2,706,509

Switzerland - 0.0%
Credit Suisse Group AG
4.55%, 4/17/26	100,000	110,602
4.88%, 5/15/45	250,000	319,623

Total Switzerland		430,225

United Kingdom - 1.3%
AstraZeneca PLC
3.13%, 6/12/27	57,000	61,040
1.38%, 8/6/30	250,000	235,710
6.45%, 9/15/37	100,000	148,447
4.00%, 9/18/42	205,000	246,773
4.38%, 11/16/45	250,000	322,650
4.38%, 8/17/48	20,000	26,099
Barclays PLC
4.84%, 5/9/28	240,000	264,965
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(d)	575,000	659,818
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(d)	300,000	341,574
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(d)	250,000	249,540
5.25%, 8/17/45	100,000	134,657
4.95%, 1/10/47	330,000	431,016
BAT Capital Corp.
4.70%, 4/2/27	95,000	104,869
3.56%, 8/15/27	505,000	529,700
4.39%, 8/15/37	500,000	531,710
3.73%, 9/25/40	350,000	339,510
3.98%, 9/25/50	250,000	245,295
BP Capital Markets PLC
3.28%, 9/19/27	156,000	166,908
3.72%, 11/28/28	125,000	137,685
British Telecommunications PLC
5.13%, 12/4/28	365,000	414,611
9.63%, 12/15/30	281,000	418,569
CNH Industrial N.V.
3.85%, 11/15/27	25,000	27,293
Diageo Capital PLC
2.00%, 4/29/30	250,000	248,668
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	111,000	124,838
HSBC Holdings PLC
4.04%, 3/13/28, (4.041% fixed rate until 3/13/27; 3-month U.S. dollar London Interbank Offered Rate + 1.546% thereafter)(d)	118,000	127,737
4.95%, 3/31/30	350,000	411,019
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(d)	215,000	234,694
6.50%, 9/15/37	500,000	691,450
6.80%, 6/1/38	250,000	357,337
Lloyds Banking Group PLC
4.55%, 8/16/28	225,000	257,429
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; 3-month U.S. dollar London Interbank Offered Rate + 1.205% thereafter)(d)	305,000	326,670
4.34%, 1/9/48	264,000	316,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Natwest Group PLC
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(d)	$257,000	$295,709
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(d)	365,000	425,532
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(d)	250,000	247,938
nVent Finance Sarl
4.55%, 4/15/28	84,000	93,870
RELX Capital, Inc.
4.00%, 3/18/29	71,000	78,921
3.00%, 5/22/30	250,000	263,600
Reynolds American, Inc.
5.70%, 8/15/35	125,000	149,516
7.25%, 6/15/37	250,000	338,085
6.15%, 9/15/43	220,000	274,494
5.85%, 8/15/45	134,000	163,353
Santander UK Group Holdings PLC
3.82%, 11/3/28, (3.823% fixed rate until 11/3/27; 3-month U.S. dollar London Interbank Offered Rate + 1.40% thereafter)(d)	200,000	215,070
Unilever Capital Corp.
2.90%, 5/5/27	120,000	127,771
Vodafone Group PLC
4.38%, 5/30/28	402,000	454,409
7.88%, 2/15/30	149,000	209,200
5.00%, 5/30/38	332,000	415,508
5.25%, 5/30/48	355,000	462,892
4.88%, 6/19/49	373,000	469,517
4.25%, 9/17/50	55,000	63,660

Total United Kingdom		13,884,144

TOTAL FOREIGN CORPORATE BONDS (Cost: $53,464,514)		54,626,058

FOREIGN GOVERNMENT AGENCIES - 0.2%

Canada - 0.0%
Hydro-Quebec
9.38%, 4/15/30	10,000	15,625
Province of New Brunswick Canada
3.63%, 2/24/28	229,000	258,152

Total Canada		273,777

Germany - 0.0%
Kreditanstalt fuer Wiederaufbau
5.78%, 6/29/37(a)	177,000	135,780

Japan - 0.2%
Japan Bank for International Cooperation
1.88%, 7/21/26	250,000	256,040
2.88%, 6/1/27	770,000	826,703
2.88%, 7/21/27	250,000	268,548
3.50%, 10/31/28	200,000	225,442
1.88%, 4/15/31	400,000	407,908
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	259,060

Total Japan		2,243,701

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,552,387)		2,653,258

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%

Chile - 0.1%
Chile Government International Bond
3.24%, 2/6/28	318,000	335,137
2.45%, 1/31/31	200,000	199,142

Total Chile		534,279

Hungary - 0.0%
Hungary Government International Bond
7.63%, 3/29/41	200,000	327,400

Indonesia - 0.2%
Indonesia Government International Bond
3.50%, 1/11/28	200,000	216,294
4.10%, 4/24/28	460,000	513,125
2.85%, 2/14/30	240,000	248,158
3.85%, 10/15/30	300,000	334,464
4.35%, 1/11/48	450,000	507,924
5.35%, 2/11/49	200,000	257,410
4.45%, 4/15/70	400,000	462,500

Total Indonesia		2,539,875

Italy - 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	350,000	359,730
5.38%, 6/15/33	233,000	292,573
4.00%, 10/17/49	350,000	395,406

Total Italy		1,047,709

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/2/23	6,000	6,330
4.15%, 3/28/27	457,000	504,436
3.75%, 1/11/28	250,000	269,000
4.50%, 4/22/29	370,000	411,503
3.25%, 4/16/30	450,000	459,621
2.66%, 5/24/31	650,000	628,342
4.75%, 4/27/32	455,000	509,773
7.50%, 4/8/33, Series MTNA	105,000	144,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
6.75%, 9/27/34, Series MTNA	$380,000	$502,124
6.05%, 1/11/40	126,000	155,125
4.28%, 8/14/41	700,000	718,039
4.75%, 3/8/44	214,000	230,549
5.55%, 1/21/45	200,000	236,820
4.35%, 1/15/47	305,000	310,993
4.60%, 2/10/48	200,000	209,844
4.50%, 1/31/50	500,000	517,975
3.77%, 5/24/61	750,000	679,665
5.75%, 10/12/2110	260,000	295,550

Total Mexico		6,790,592

Panama - 0.2%
Panama Government International Bond
8.88%, 9/30/27	356,000	477,161
3.88%, 3/17/28	200,000	214,684
9.38%, 4/1/29	305,000	436,373
6.70%, 1/26/36	185,000	243,791
4.50%, 5/15/47	200,000	215,336
4.50%, 4/16/50	200,000	214,382
4.30%, 4/29/53	240,000	251,436
4.50%, 4/1/56	550,000	588,885

Total Panama		2,642,048

Peru - 0.2%
Peruvian Government International Bond
4.13%, 8/25/27	504,000	552,661
2.84%, 6/20/30	520,000	525,013
8.75%, 11/21/33	261,000	403,232
6.55%, 3/14/37	80,000	107,546
5.63%, 11/18/50	200,000	272,538
2.78%, 12/1/60	250,000	212,813
3.23%, 7/28/2121	300,000	249,393

Total Peru		2,323,196

Philippines - 0.3%
Philippine Government International Bond
3.00%, 2/1/28	550,000	585,613
3.75%, 1/14/29	300,000	334,536
9.50%, 2/2/30	282,000	435,202
7.75%, 1/14/31	125,000	179,955
6.38%, 1/15/32	285,000	379,267
3.95%, 1/20/40	600,000	661,080
3.70%, 3/1/41	200,000	215,054
3.70%, 2/2/42	830,000	892,698

Total Philippines		3,683,405

Uruguay - 0.3%
Uruguay Government International Bond
4.38%, 10/27/27	135,000	152,237
4.38%, 1/23/31	455,000	523,136
7.63%, 3/21/36	530,000	795,530
4.13%, 11/20/45	60,000	70,252
5.10%, 6/18/50	350,000	454,580
4.98%, 4/20/55	590,000	754,875

Total Uruguay		2,750,610

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $22,462,428)		22,639,114

SUPRANATIONAL BONDS - 0.1%
European Investment Bank
4.88%, 2/15/36	150,000	210,072
Inter-American Development Bank
3.88%, 10/28/41	100,000	130,163
3.20%, 8/7/42	372,000	441,527
4.38%, 1/24/44	100,000	140,507

TOTAL SUPRANATIONAL BONDS (Cost: $943,723)		922,269

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%

United States - 0.1%
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	198,567	207,822
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.94%, 7/25/39, Series 2016-M11, Class AL	286,964	292,293
Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	117,466	121,447

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $619,249)		621,562

MUNICIPAL BONDS - 0.6%

United States - 0.6%
Alameda County Joint Powers Authority
7.05%, 12/1/44	150,000	250,269
Commonwealth of Massachusetts
2.81%, 9/1/43, Series D	150,000	157,914
Dallas Area Rapid Transit
6.00%, 12/1/44	175,000	263,953
5.02%, 12/1/48	130,000	184,323
Grand Parkway Transportation Corp.
5.18%, 10/1/42, Series E	250,000	344,797
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	167,086
Los Angeles Department of Water & Power Power System Revenue
6.57%, 7/1/45	70,000	116,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Principal Amount	Value
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
4.05%, 7/1/26, Series B	$100,000	$110,628
Metropolitan Transportation Authority
7.34%, 11/15/39	275,000	446,835
Municipal Electric Authority of Georgia
6.64%, 4/1/57	216,000	336,498
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	595,000	704,898
Port Authority of New York & New Jersey
5.65%, 11/1/40	130,000	183,624
4.46%, 10/1/62	200,000	274,486
Regional Transportation District Sales Tax Revenue
5.84%, 11/1/50, Series B	205,000	330,123
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	100,000	123,388
3.82%, 1/1/48	255,000	298,109
San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	60,000	64,349
State of Illinois
4.95%, 6/1/23	157,818	165,087
5.10%, 6/1/33	595,000	696,117
6.63%, 2/1/35	100,000	124,294
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/49	500,000	580,453
University of California
5.77%, 5/15/43	230,000	322,473
4.86%, 5/15/2112, Series AD	56,000	85,437
University of Pittsburgh of the Commonwealth System of Higher Education
3.56%, 9/15/2119	120,000	147,113
University of Virginia
3.23%, 9/1/2119, Series A	150,000	166,716

TOTAL MUNICIPAL BONDS (Cost: $6,111,063)		6,645,271

ASSET-BACKED SECURITIES - 0.1%

United States - 0.1%
Ally Auto Receivables Trust
3.09%, 6/15/23, Series 2018-2, Class A4	170,711	170,886
GM Financial Consumer Automobile Receivables Trust
3.32%, 6/17/24, Series 2018-4, Class A4	74,000	75,501
Synchrony Card Funding LLC
2.95%, 3/15/25, Series 2019-A1, Class A	140,000	141,081
2.34%, 6/15/25, Series 2019-A2, Class A	125,000	126,357
World Omni Auto Receivables Trust
3.33%, 4/15/24, Series 2018-D, Class A3	81,807	82,676
3.04%, 5/15/24, Series 2019-A, Class A3	38,688	39,053

TOTAL ASSET-BACKED SECURITIES (Cost: $635,630)		635,554

REPURCHASE AGREEMENT - 16.6%

United States - 16.6%

Citigroup, Inc., tri-party repurchase agreement dated 11/30/21 (tri-party custodian: The Bank of New York Mellon Corp.), 0.06% due 12/1/21; Proceeds at maturity - $184,960,308 (fully collateralized by Ginnie Mae I Buydown Mortgages, 6.00% due 6/15/27, Ginnie Mae I Construction Loan, 5.50% due 9/15/45, Ginnie Mae I MultiFamily Project Loan, 4.75% - 5.28% due 5/15/33 - 7/15/33, Ginnie Mae I Non-Level Payment, 5.00% - 6.13% due 8/15/25 - 11/15/38, Ginnie Mae I Single Family, 2.50% - 8.00% due 8/15/23 - 1/15/50, Ginnie Mae I Single Family Platinum, 3.00% - 7.50% due 8/15/24 - 5/15/48, Ginnie Mae II Single Family, 2.50% - 6.00% due 4/20/40 - 1/20/50, Ginnie Mae II Single Family Platinum, 2.50% - 6.50% due 10/20/38 - 3/20/49, Ginnie Mae Pool, 3.00% - 5.00% due 10/20/43 - 10/20/49, U.S. Treasury Bond Coupon STRIPS, zero coupon due 8/15/34 - 5/15/37, U.S. Treasury Bond Principal STRIPS, zero coupon due 2/15/36 - 2/15/37, U.S. Treasury Note, 1.63% due 5/15/31; Market value including accrued interest - $189,983,143)

(Cost: $184,960,000)

	184,960,000	184,960,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

Investments in Long Securities	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(f) (Cost: $6,469,125)	6,469,125	$6,469,125

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT - 117.8% (Cost: $1,302,509,072)		1,310,009,092

Securities Sold Short	Principal Amount
U.S. GOVERNMENT AGENCIES SOLD SHORT - (1.0)%

Uniform Mortgage-Backed Securities - (1.0)%
2.50%, 12/1/36(b)	$(4,225,000)	(4,379,735)
3.00%, 12/1/36(b)	(4,525,000)	(4,737,361)
4.00%, 12/1/36(b)	(725,000)	(764,311)
3.50%, 12/1/51(b)	(1,650,000)	(1,735,215)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $11,648,841)		(11,616,622)

Other Assets less Liabilities - (16.8)%		(186,396,900)

NET ASSETS - 100.0%		$1,111,995,570

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2021.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)

Security, or portion thereof, was on loan at November 30, 2021. At November 30, 2021, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,968,502 and the total market value of the collateral held by the Fund was $7,753,684. The Fund also had securities on loan having a total market value of $594,955 that were sold and pending settlement. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,284,559.

(d)	Rate shown reflects the accrual rate as of November 30, 2021 on securities with variable or step rates.
(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown represents annualized 7-day yield as of November 30, 2021.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$518,687,877	$—	$518,687,877
U.S. Government Obligations	—	207,699,951	—	207,699,951
U.S. Corporate Bonds	—	303,449,053	—	303,449,053
Foreign Corporate Bonds	—	54,626,058	—	54,626,058
Foreign Government Agencies	—	2,653,258	—	2,653,258
Foreign Government Obligations	—	22,639,114	—	22,639,114
Supranational Bonds	—	922,269	—	922,269
Commercial Mortgage-Backed Securities	—	621,562	—	621,562
Municipal Bonds	—	6,645,271	—	6,645,271
Asset-Backed Securities	—	635,554	—	635,554
Repurchase Agreement	—	184,960,000	—	184,960,000
Investment of Cash Collateral for Securities Loaned	—	6,469,125	—	6,469,125

Total Investments in Securities	$—	$1,310,009,092	$—	$1,310,009,092

Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(11,616,622)	$—	$(11,616,622)

Total - Net	$—	$1,298,392,470	$—	$1,298,392,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 17.3%

Federal Home Loan Bank - 0.1%
0.38%, 9/4/25	$200,000	$194,972

Federal Home Loan Mortgage Corporation - 2.3%
0.38%, 4/20/23	3,500,000	3,499,580
0.38%, 7/21/25	200,000	195,338

Total Federal Home Loan Mortgage Corporation		3,694,918

Federal National Mortgage Association - 1.3%
2.63%, 9/6/24	1,850,000	1,942,704
1.63%, 1/7/25	175,000	178,729

Total Federal National Mortgage Association		2,121,433

Tennessee Valley Authority - 0.1%
0.75%, 5/15/25	86,000	85,384

Uniform Mortgage-Backed Securities - 13.5%
2.00%, 12/1/36(a)	16,374,000	16,791,468
2.50%, 12/1/36(a)	5,050,000	5,234,949

Total Uniform Mortgage-Backed Securities		22,026,417

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $28,132,457)		28,123,124

U.S. GOVERNMENT OBLIGATIONS - 68.6%

U.S. Treasury Bills - 33.9%
0.06%, 12/2/21*	5,000,000	4,999,996
0.06%, 3/29/22*	24,950,000	24,944,439
0.09%, 6/2/22*	25,000,000	24,987,750

Total U.S. Treasury Bills		54,932,185

U.S. Treasury Notes - 34.7%
1.75%, 9/30/22	1,429,000	1,447,560
1.63%, 11/15/22	2,215,000	2,244,332
1.63%, 12/15/22	840,000	851,944
2.63%, 6/30/23	232,800	240,884
0.13%, 8/31/23	5,040,000	5,009,681
2.75%, 8/31/23	638,200	663,342
0.38%, 10/31/23	2,000,000	1,994,648
2.13%, 3/31/24	735,000	759,778
2.00%, 5/31/24	1,000,000	1,031,914
1.50%, 10/31/24	1,535,000	1,564,861
1.50%, 11/30/24	400,000	407,781
1.75%, 12/31/24	1,300,000	1,335,293
1.13%, 2/28/25	238,000	239,627
0.50%, 3/31/25	22,000,000	21,694,922
0.50%, 2/28/26	2,000,000	1,950,859
0.75%, 3/31/26	2,200,000	2,167,602
0.75%, 4/30/26	3,000,000	2,953,242
0.75%, 5/31/26	6,000,000	5,904,141
0.63%, 7/31/26	3,000,000	2,930,859
1.13%, 10/31/26	1,000,000	998,828

Total U.S. Treasury Notes		56,392,098

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $111,683,876)		111,324,283

U.S. CORPORATE BONDS - 25.3%

United States - 25.3%
3M Co.
2.65%, 4/15/25	50,000	52,301
Abbott Laboratories
3.88%, 9/15/25	1,209,000	1,317,822
Adobe, Inc.
1.90%, 2/1/25	322,000	329,061
3.25%, 2/1/25	187,000	198,130
Aetna, Inc.
3.50%, 11/15/24	27,000	28,647
Affiliated Managers Group, Inc.
4.25%, 2/15/24	25,000	26,713
Aflac, Inc.
3.25%, 3/17/25	150,000	159,709
Air Lease Corp.
3.00%, 9/15/23	50,000	51,485
Air Products and Chemicals, Inc.
1.50%, 10/15/25	264,000	265,903
Ally Financial, Inc.
1.45%, 10/2/23	270,000	271,269
Amazon.com, Inc.
0.80%, 6/3/25	50,000	49,313
American Express Co.
3.00%, 10/30/24	76,000	79,824
3.63%, 12/5/24	226,000	241,547
American Honda Finance Corp.
2.40%, 6/27/24	50,000	51,662
2.15%, 9/10/24	150,000	154,116
1.20%, 7/8/25	200,000	198,906
American International Group, Inc.
4.13%, 2/15/24	42,000	44,769
Ameriprise Financial, Inc.
3.00%, 4/2/25	50,000	52,583
AmerisourceBergen Corp.
3.25%, 3/1/25	50,000	52,756
Amgen, Inc.
3.63%, 5/22/24	149,000	157,332
Amphenol Corp.
3.20%, 4/1/24	50,000	52,240
Ares Capital Corp.
3.50%, 2/10/23	90,000	92,319
3.88%, 1/15/26	30,000	31,617
Assurant, Inc.
4.20%, 9/27/23	64,000	67,532
AT&T, Inc.
4.45%, 4/1/24	216,000	230,967
AutoZone, Inc.
3.63%, 4/15/25	200,000	214,044
AvalonBay Communities, Inc.
3.45%, 6/1/25	101,000	107,984
Bank of America Corp.
4.13%, 1/22/24	72,000	76,728
4.00%, 4/1/24	117,000	124,653
4.20%, 8/26/24	22,000	23,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

Investments	Principal Amount	Value
3.88%, 8/1/25	$463,000	$503,341
0.98%, 9/25/25, (0.981% fixed rate until 9/25/24; Secured Overnight Financing Rate + 0.91% thereafter)(b)	50,000	49,395
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)	207,000	216,524
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	200,000	211,304
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month U.S. dollar London Interbank Offered Rate + 0.64% thereafter)(b)	871,000	884,335
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(b)	30,000	29,720
Bank of New York Mellon Corp. (The)
2.95%, 1/29/23	111,000	113,827
3.00%, 2/24/25, Series G	50,000	52,782
1.60%, 4/24/25	50,000	50,554
Berkshire Hathaway Energy Co.
3.50%, 2/1/25	150,000	159,676
4.05%, 4/15/25	137,000	149,086
Berry Global, Inc.
1.57%, 1/15/26	120,000	117,676
BGC Partners, Inc.
5.38%, 7/24/23	231,000	244,717
Biogen, Inc.
4.05%, 9/15/25	84,000	91,412
Black Hills Corp.
4.25%, 11/30/23	121,000	127,908
BlackRock, Inc.
3.50%, 3/18/24	34,000	36,045
Blackstone Secured Lending Fund
3.65%, 7/14/23	120,000	124,183
Boeing Co. (The)
2.75%, 2/1/26	407,000	418,331
Boston Properties L.P.
3.65%, 2/1/26	100,000	107,398
BP Capital Markets America, Inc.
3.22%, 11/28/23	200,000	209,114
3.19%, 4/6/25	209,000	220,286
3.80%, 9/21/25	86,000	93,128
Bristol-Myers Squibb Co.
2.90%, 7/26/24	675,000	706,212
Broadcom, Inc.
3.15%, 11/15/25	57,000	59,856
4.25%, 4/15/26	75,000	81,941
3.46%, 9/15/26	100,000	106,194
Brown-Forman Corp.
3.50%, 4/15/25	316,000	338,986
Campbell Soup Co.
3.65%, 3/15/23	35,000	36,190
Capital One Financial Corp.
3.50%, 6/15/23	498,000	518,383
Carrier Global Corp.
2.24%, 2/15/25	100,000	102,334
Caterpillar Financial Services Corp.
2.15%, 11/8/24	74,000	76,239
Caterpillar, Inc.
3.40%, 5/15/24	81,000	85,406
Charles Schwab Corp. (The)
3.00%, 3/10/25	111,000	117,056
4.20%, 3/24/25	402,000	439,788
Charter Communications Operating LLC
4.50%, 2/1/24	36,000	38,339
Chubb INA Holdings, Inc.
3.15%, 3/15/25	97,000	103,040
Cigna Corp.
3.75%, 7/15/23	62,000	64,717
4.13%, 11/15/25	55,000	60,076
1.25%, 3/15/26	37,000	36,435
Cisco Systems, Inc.
3.63%, 3/4/24	211,000	224,314
3.50%, 6/15/25	200,000	216,478
Citigroup, Inc.
3.88%, 10/25/23	110,000	116,522
3.75%, 6/16/24	50,000	53,287
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(b)	95,000	99,494
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	257,000	270,130
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(b)	251,000	244,007
Citrix Systems, Inc.
1.25%, 3/1/26	25,000	24,284
Cleveland Electric Illuminating Co. (The)
5.50%, 8/15/24	180,000	199,577
Coca-Cola Co. (The)
1.75%, 9/6/24	100,000	102,098
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	250,000	274,002
Comcast Corp.
3.60%, 3/1/24	50,000	53,206
3.38%, 2/15/25	50,000	53,055
3.10%, 4/1/25	400,000	423,344
3.38%, 8/15/25	178,000	189,771
3.95%, 10/15/25	82,000	89,541
Comerica, Inc.
3.70%, 7/31/23	83,000	86,703
Costco Wholesale Corp.
2.75%, 5/18/24	42,000	43,775
Crown Castle International Corp.
3.20%, 9/1/24	48,000	50,274
Cummins, Inc.
0.75%, 9/1/25	200,000	196,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

Investments	Principal Amount	Value
CVS Health Corp.
3.70%, 3/9/23	$33,000	$34,151
4.10%, 3/25/25	100,000	108,176
3.88%, 7/20/25	50,000	53,915
Discover Financial Services
3.85%, 11/21/22	50,000	51,490
Discovery Communications LLC
2.95%, 3/20/23	50,000	51,294
Dominion Energy, Inc.
3.90%, 10/1/25	40,000	43,302
Duke Energy Corp.
0.90%, 9/15/25	100,000	97,495
DuPont de Nemours, Inc.
4.49%, 11/15/25	30,000	33,201
Eli Lilly & Co.
2.75%, 6/1/25	177,000	185,917
Energy Transfer L.P.
2.90%, 5/15/25	100,000	103,227
Entergy Arkansas LLC
3.70%, 6/1/24	20,000	21,174
Entergy Gulf States Louisiana LLC
5.59%, 10/1/24	107,000	119,408
Enterprise Products Operating LLC
3.35%, 3/15/23	50,000	51,369
Equinix, Inc.
2.63%, 11/18/24	189,000	194,953
1.25%, 7/15/25	44,000	43,302
ERP Operating L.P.
3.38%, 6/1/25	12,000	12,776
Evergy Metro, Inc.
3.65%, 8/15/25	200,000	215,000
Exelon Corp.
3.40%, 4/15/26	21,000	22,402
Fidelity National Information Services, Inc.
1.15%, 3/1/26	23,000	22,449
Fifth Third Bancorp
2.38%, 1/28/25	100,000	103,027
Franklin Resources, Inc.
2.85%, 3/30/25	160,000	168,538
FS KKR Capital Corp.
3.40%, 1/15/26	130,000	132,700
General Dynamics Corp.
3.25%, 4/1/25	150,000	159,127
3.50%, 5/15/25	209,000	224,470
General Electric Co.
2.70%, 10/9/22	50,000	50,905
General Mills, Inc.
3.70%, 10/17/23	84,000	88,159
General Motors Co.
6.13%, 10/1/25	99,000	114,177
Georgia Power Co.
2.20%, 9/15/24, Series A	235,000	240,706
Georgia-Pacific LLC
8.00%, 1/15/24	66,000	75,480
Gilead Sciences, Inc.
3.70%, 4/1/24	118,000	124,311
Global Payments, Inc.
4.80%, 4/1/26	20,000	22,218
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	50,000	51,111
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/24	307,000	326,132
3.85%, 7/8/24	50,000	53,047
3.50%, 1/23/25	164,000	173,504
3.50%, 4/1/25	209,000	221,876
3.75%, 5/22/25	250,000	267,427
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(b)	680,000	661,966
Hasbro, Inc.
3.00%, 11/19/24	124,000	129,623
HCA, Inc.
5.25%, 4/15/25	205,000	227,983
Hershey Co. (The)
0.90%, 6/1/25	264,000	261,212
Hess Corp.
3.50%, 7/15/24	135,000	141,569
Host Hotels & Resorts L.P.
3.75%, 10/15/23, Series D	170,000	178,378
HP, Inc.
2.20%, 6/17/25	162,000	165,909
Humana, Inc.
4.50%, 4/1/25	83,000	90,837
Intel Corp.
3.40%, 3/25/25	65,000	69,274
3.70%, 7/29/25	100,000	108,129
Intercontinental Exchange, Inc.
0.70%, 6/15/23	32,000	31,929
International Business Machines Corp.
3.00%, 5/15/24	487,000	509,636
Intuit, Inc.
0.95%, 7/15/25	241,000	238,197
Invesco Finance PLC
4.00%, 1/30/24	118,000	125,146
Jabil, Inc.
4.70%, 9/15/22	2,000	2,060
1.70%, 4/15/26	100,000	99,311
John Deere Capital Corp.
2.05%, 1/9/25	200,000	206,018
3.45%, 3/13/25	159,000	170,569
JPMorgan Chase & Co.
3.63%, 5/13/24	169,000	179,260
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)	100,000	104,518
3.88%, 9/10/24	889,000	949,141
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(b)	170,000	179,761
3.13%, 1/23/25	200,000	210,426
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(b)	29,000	30,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

Investments	Principal Amount	Value
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; Secured Overnight Financing Rate + 1.585% thereafter)(b)	$34,000	$34,522
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	464,000	472,004
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(b)	109,000	118,486
Juniper Networks, Inc.
1.20%, 12/10/25	65,000	64,264
KeyBank NA
3.30%, 6/1/25	250,000	267,627
Kilroy Realty L.P.
3.45%, 12/15/24	199,000	209,645
Kinder Morgan Energy Partners L.P.
4.15%, 2/1/24	47,000	49,666
Lam Research Corp.
3.80%, 3/15/25	49,000	52,773
3.75%, 3/15/26	7,000	7,657
Lennox International, Inc.
1.35%, 8/1/25	100,000	99,414
Lockheed Martin Corp.
3.10%, 1/15/23	75,000	76,827
2.90%, 3/1/25	100,000	105,181
M&T Bank Corp.
3.55%, 7/26/23	150,000	156,094
Marvell Technology, Inc.
4.20%, 6/22/23(c)	120,000	125,446
Mastercard, Inc.
2.00%, 3/3/25	50,000	51,411
McDonald’s Corp.
2.63%, 1/15/22	93,000	93,243
MetLife, Inc.
3.00%, 3/1/25	124,000	131,141
Microsoft Corp.
3.63%, 12/15/23	138,000	145,317
Morgan Stanley
4.88%, 11/1/22	258,000	267,706
3.75%, 2/25/23	103,000	106,783
4.10%, 5/22/23	370,000	386,972
3.88%, 4/29/24, Series F	141,000	149,684
4.00%, 7/23/25	284,000	308,174
3.88%, 1/27/26	50,000	54,303
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	326,000	332,980
MPLX L.P.
1.75%, 3/1/26	100,000	98,994
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	50,000	52,325
NetApp, Inc.
1.88%, 6/22/25	100,000	101,231
NiSource, Inc.
0.95%, 8/15/25	210,000	204,970
Northern Trust Corp.
3.95%, 10/30/25	100,000	110,267
Northrop Grumman Corp.
3.25%, 8/1/23	78,000	81,083
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	27,000	28,291
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	379,000	367,080
ONEOK, Inc.
5.85%, 1/15/26	178,000	205,006
Oracle Corp.
2.50%, 4/1/25	684,000	705,382
2.95%, 5/15/25	9,000	9,404
Pacific Gas and Electric Co.
4.25%, 8/1/23	170,000	176,159
PECO Energy Co.
3.15%, 10/15/25	35,000	37,139
PepsiCo, Inc.
2.25%, 3/19/25	40,000	41,328
3.50%, 7/17/25	40,000	43,070
Pfizer, Inc.
2.95%, 3/15/24	167,000	174,585
3.40%, 5/15/24	33,000	34,938
0.80%, 5/28/25	126,000	124,395
Philip Morris International, Inc.
2.63%, 2/18/22	85,000	85,258
2.88%, 5/1/24	50,000	52,154
1.50%, 5/1/25	50,000	50,259
3.38%, 8/11/25	50,000	53,290
Pinnacle West Capital Corp.
1.30%, 6/15/25	143,000	141,730
Plains All American Pipeline L.P.
3.60%, 11/1/24	83,000	87,035
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	100,000	106,440
PPG Industries, Inc.
2.40%, 8/15/24	64,000	66,145
Private Export Funding Corp.
2.45%, 7/15/24, Series GG	50,000	51,860
1.75%, 11/15/24	100,000	102,030
Public Service Electric & Gas Co.
0.95%, 3/15/26	537,000	528,220
QUALCOMM, Inc.
2.90%, 5/20/24	61,000	63,746
3.45%, 5/20/25	200,000	213,746
Ralph Lauren Corp.
3.75%, 9/15/25	129,000	139,114
Realty Income Corp.
3.88%, 7/15/24	88,000	93,785
RenaissanceRe Finance, Inc.
3.70%, 4/1/25	50,000	53,693
Sabine Pass Liquefaction LLC
6.25%, 3/15/22	100,000	100,203
Santander Holdings USA, Inc.
3.45%, 6/2/25	264,000	278,610
Schlumberger Finance Canada Ltd.
1.40%, 9/17/25	15,000	15,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

Investments	Principal Amount	Value
Sempra Energy
4.05%, 12/1/23	$56,000	$59,306
Simon Property Group L.P.
2.00%, 9/13/24	290,000	296,104
3.30%, 1/15/26	64,000	68,637
Southern California Edison Co.
3.50%, 10/1/23, Series C	49,000	50,981
Southern Power Co.
0.90%, 1/15/26	84,000	81,504
Southwest Airlines Co.
5.25%, 5/4/25	34,000	37,920
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	100,000	99,614
Starbucks Corp.
3.80%, 8/15/25	8,000	8,646
State Street Corp.
3.55%, 8/18/25	218,000	236,428
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(b)	336,000	347,364
Stryker Corp.
3.50%, 3/15/26	10,000	10,752
Sysco Corp.
3.75%, 10/1/25	100,000	107,572
Timken Co. (The)
3.88%, 9/1/24	100,000	105,730
Toyota Motor Credit Corp.
3.00%, 4/1/25	50,000	52,787
0.80%, 10/16/25	250,000	244,437
Trane Technologies Global Holding Co., Ltd.
4.25%, 6/15/23	114,000	119,564
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	80,000	98,281
Truist Bank
3.69%, 8/2/24, (3.689% fixed rate until 8/2/23; 3-month U.S. dollar London Interbank Offered Rate + 0.735% thereafter)(b)	83,000	87,006
1.50%, 3/10/25	250,000	252,607
Truist Financial Corp.
3.75%, 12/6/23	113,000	119,265
2.50%, 8/1/24	600,000	620,526
4.00%, 5/1/25	355,000	385,125
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(b)	20,000	19,650
Tucson Electric Power Co.
3.05%, 3/15/25	50,000	52,411
TWDC Enterprises 18 Corp.
3.15%, 9/17/25	543,000	576,720
U.S. Bancorp
2.40%, 7/30/24	50,000	51,796
1.45%, 5/12/25	100,000	100,763
United Parcel Service, Inc.
2.20%, 9/1/24	250,000	257,675
3.90%, 4/1/25	40,000	43,336
UnitedHealth Group, Inc.
2.38%, 8/15/24	100,000	103,739
UPMC
3.60%, 4/3/25, Series D-1	300,000	319,488
Verizon Communications, Inc.
3.38%, 2/15/25	262,000	278,359
0.85%, 11/20/25	177,000	172,083
ViacomCBS, Inc.
3.70%, 8/15/24	105,000	111,558
Walt Disney Co. (The)
3.70%, 10/15/25	409,000	441,209
Wells Fargo & Co.
4.48%, 1/16/24	33,000	35,308
3.00%, 2/19/25	774,000	808,025
3.55%, 9/29/25	42,000	45,030
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(b)	416,000	427,116
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)	322,000	328,646
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(b)	100,000	102,187
Willis North America, Inc.
3.60%, 5/15/24	155,000	163,145
WW Grainger, Inc.
1.85%, 2/15/25	100,000	101,896
Xilinx, Inc.
2.95%, 6/1/24	84,000	87,399
Zoetis, Inc.
4.50%, 11/13/25	50,000	55,395

TOTAL U.S. CORPORATE BONDS (Cost: $41,290,583)		41,049,645

FOREIGN CORPORATE BONDS - 6.4%

Canada - 1.4%
Bank of Montreal
3.30%, 2/5/24, Series E	150,000	157,276
1.85%, 5/1/25	101,000	102,786
4.34%, 10/5/28, (4.338% fixed rate until 10/5/23; 5-year U.S. dollar Swap Rate + 1.28% thereafter)(b)	90,000	95,049
Bank of Nova Scotia (The)
2.20%, 2/3/25	206,000	211,836
4.50%, 12/16/25	58,000	64,294
1.05%, 3/2/26	40,000	39,196
Brookfield Asset Management, Inc.
4.00%, 1/15/25	50,000	53,833
Brookfield Finance, Inc.
4.00%, 4/1/24	150,000	158,938
Canadian Imperial Bank of Commerce
3.10%, 4/2/24	220,000	230,195
2.25%, 1/28/25	50,000	51,384
Cenovus Energy, Inc.
5.38%, 7/15/25	19,000	21,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

Investments	Principal Amount	Value
Enbridge, Inc.
2.50%, 1/15/25	$42,000	$43,259
Magna International, Inc.
4.15%, 10/1/25	25,000	27,336
Royal Bank of Canada
2.25%, 11/1/24	120,000	123,748
1.15%, 6/10/25	497,000	493,029
Toronto-Dominion Bank (The)
1.15%, 6/12/25	343,000	341,134
TransCanada PipeLines Ltd.
4.88%, 1/15/26	30,000	33,568

Total Canada		2,247,980

China - 0.5%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	378,000	400,831
Baidu, Inc.
3.08%, 4/7/25	200,000	208,494
4.13%, 6/30/25	90,000	97,284
Tencent Music Entertainment Group
1.38%, 9/3/25	110,000	107,167

Total China		813,776

Colombia - 0.2%
Ecopetrol S.A.
5.88%, 9/18/23	276,000	292,314

France - 0.1%
BPCE S.A.
4.00%, 4/15/24	170,000	181,509

Germany - 0.1%
Deutsche Bank AG
2.22%, 9/18/24, (2.222% fixed rate until 9/18/23; Secured Overnight Financing Rate + 2.159% thereafter)(b)	140,000	142,033

Ireland - 0.2%
AerCap Ireland Capital DAC
4.50%, 9/15/23	130,000	137,102
6.50%, 7/15/25	150,000	171,796

Total Ireland		308,898

Japan - 0.8%
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	536,000	549,148
1.41%, 7/17/25	50,000	49,807
Mizuho Financial Group, Inc.
2.95%, 2/28/22	190,000	191,188
ORIX Corp.
3.25%, 12/4/24	100,000	105,669
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/24	315,000	326,790
Toyota Motor Corp.
1.34%, 3/25/26	73,000	72,563

Total Japan		1,295,165

Netherlands - 0.2%
Cooperatieve Rabobank UA
4.63%, 12/1/23	100,000	106,836
ING Groep N.V.
3.55%, 4/9/24	140,000	147,671

Total Netherlands		254,507

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 9/18/25	250,000	245,428
Banco Santander S.A.
2.71%, 6/27/24	200,000	207,578
2.75%, 5/28/25	200,000	207,310

Total Spain		660,316

Switzerland - 0.5%
Credit Suisse Group AG
3.80%, 6/9/23	560,000	583,173
3.75%, 3/26/25	250,000	266,212

Total Switzerland		849,385

United Kingdom - 2.0%
Barclays PLC
1.01%, 12/10/24, (1.007% fixed rate until 12/10/23; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(b)	360,000	357,847
BAT Capital Corp.
3.22%, 8/15/24	55,000	57,333
BAT International Finance PLC
1.67%, 3/25/26	100,000	98,274
BP Capital Markets PLC
3.81%, 2/10/24	90,000	95,084
Diageo Capital PLC
1.38%, 9/29/25	200,000	200,086
HSBC Holdings PLC
4.25%, 3/14/24	524,000	554,963
1.65%, 4/18/26, (1.645% fixed rate until 4/18/25; Secured Overnight Financing Rate + 1.538% thereafter)(b)	50,000	49,772
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(b)	500,000	504,010
Lloyds Bank PLC
3.50%, 5/14/25	200,000	213,236
Lloyds Banking Group PLC
2.91%, 11/7/23, (2.907% fixed rate until 11/7/22; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)	63,000	64,173
3.90%, 3/12/24	50,000	53,053
Natwest Group PLC
3.88%, 9/12/23	550,000	575,311
Reynolds American, Inc.
4.45%, 6/12/25	25,000	27,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

Investments	Principal Amount	Value
Santander UK Group Holdings PLC
4.80%, 11/15/24, (4.796% fixed rate until 11/15/23; 3-month U.S. dollar London Interbank Offered Rate + 1.57% thereafter)(b)	$220,000	$235,334
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(b)	41,000	40,671
Unilever Capital Corp.
3.25%, 3/7/24	125,000	131,497

Total United Kingdom		3,257,723

TOTAL FOREIGN CORPORATE BONDS (Cost: $10,392,560)		10,303,606

FOREIGN GOVERNMENT AGENCIES - 0.5%

Canada - 0.1%
Province of Manitoba Canada
3.05%, 5/14/24	184,000	193,743

Japan - 0.4%
Japan Bank for International Cooperation
1.75%, 10/17/24, Series DTC	430,000	439,210
2.13%, 2/10/25, Series DTC	140,000	144,563

Total Japan		583,773

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $785,760)		777,516

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%

Chile - 0.1%
Chile Government International Bond
3.13%, 3/27/25	110,000	115,636

Colombia - 0.1%
Colombia Government International Bond
2.63%, 3/15/23	100,000	100,911
4.00%, 2/26/24	78,000	80,633

Total Colombia		181,544

Indonesia - 0.1%
Indonesia Government International Bond
2.95%, 1/11/23	150,000	153,504

Italy - 0.2%
Republic of Italy Government International Bond
6.88%, 9/27/23	280,000	309,896

Mexico - 0.0%
Mexico Government International Bond
4.00%, 10/2/23	18,000	18,990

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $783,637)		779,570

SUPRANATIONAL BONDS - 0.6%
Corporacion Andina de Fomento
3.75%, 11/23/23	96,000	101,320
1.63%, 9/23/25	200,000	200,426
European Investment Bank
0.63%, 7/25/25	750,000	738,915

TOTAL SUPRANATIONAL BONDS (Cost: $1,055,580)		1,040,661

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%

United States - 9.0%
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	850,000	939,054
2.03%, 10/15/53, Series 2020-B20, Class A5	1,128,000	1,127,135
2.58%, 4/15/54, Series 2021-B25, Class A5	2,200,000	2,279,347
Commercial Mortgage Trust
3.29%, 12/10/44, Series 2012-LC4, Class A4	55,451	55,453
3.42%, 8/10/47, Series 2014-UBS4, Class A4	900,000	936,689
4.71%, 10/10/47, Series 2014-LC17, Class C^(b)	313,000	322,749
2.85%, 5/10/48, Series 2015-CR23, Class A2	24,982	24,934
4.04%, 2/10/49, Series 2016-CR28, Class D^(b)	757,000	766,916
CSAIL Commercial Mortgage Trust
3.77%, 4/15/51, Series 2018-CX11, Class A4	2,000,000	2,172,918
Deutsche Bank Commercial Mortgage Trust
1.89%, 8/10/49, Series 2016-C3, Class A2	28,438	28,601
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
2.79%, 1/25/22, Series K718, Class A2	77,921	78,064
GS Mortgage Securities Trust
5.49%, 11/10/46, Series 2013-GC16, Class C^(b)	200,000	205,500
JP Morgan Chase Commercial Mortgage Securities Trust
4.17%, 12/15/46, Series 2013-C16, Class A4	965,000	1,017,665
JPMBB Commercial Mortgage Securities Trust
3.61%, 5/15/48, Series 2015-C29, Class A4	2,100,000	2,235,153
Morgan Stanley Bank of America Merrill Lynch Trust
3.18%, 8/15/45, Series 2012-C5, Class A4	488,245	489,686
2.74%, 4/15/48, Series 2015-C22, Class A2	315,868	315,868
Morgan Stanley Capital I
4.36%, 12/15/50, Series 2017-HR2, Class C^(b)	160,000	174,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

Investments	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	$49,243	$49,881
2.63%, 4/15/54, Series 2021-C59, Class A5	376,000	390,806
3.12%, 1/15/60, Series 2017-RC1, Class A2	67,532	67,693
WFRBS Commercial Mortgage Trust
3.50%, 8/15/47, Series 2014-C21, Class D(c)	627,000	546,691
3.98%, 11/15/47, Series 2014-C25, Class AS	395,000	418,641

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $14,756,731)		14,643,645

ASSET-BACKED SECURITIES - 0.4%

United States - 0.4%
Capital One Prime Auto Receivables Trust
1.63%, 8/15/25, Series 2020-1, Class A4	450,000	456,379
CarMax Auto Owner Trust
2.30%, 4/15/25, Series 2019-3, Class A4	118,000	120,697

TOTAL ASSET-BACKED SECURITIES (Cost: $569,252)		577,076

TOTAL INVESTMENTS IN SECURITIES - 128.6% (Cost: $209,450,436)		208,619,126
Other Assets less Liabilities - (28.6)%		(46,362,217)

NET ASSETS - 100.0%		$162,256,909

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of November 30, 2021 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$28,123,124	$—	$28,123,124
U.S. Government Obligations	—	111,324,283	—	111,324,283
U.S. Corporate Bonds	—	41,049,645	—	41,049,645
Foreign Corporate Bonds	—	10,303,606	—	10,303,606
Foreign Government Agencies	—	777,516	—	777,516
Foreign Government Obligations	—	779,570	—	779,570
Supranational Bonds	—	1,040,661	—	1,040,661
Commercial Mortgage-Backed Securities	—	14,643,645	—	14,643,645
Asset-Backed Securities	—	577,076	—	577,076

Total Investments in Securities	$—	$208,619,126	$—	$208,619,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

November 30, 2021

Investments	Shares	Value
COMMON STOCKS - 72.9%

United States - 72.9%

Capital Markets - 24.4%
Ares Capital Corp.	19,298	$390,978
FS KKR Capital Corp.	17,483	365,744
Goldman Sachs BDC, Inc.	20,453	385,130
Golub Capital BDC, Inc.	25,044	379,917
Hercules Capital, Inc.	23,122	380,126
Main Street Capital Corp.	9,371	416,447
Owl Rock Capital Corp.	26,520	369,689
Prospect Capital Corp.	49,463	422,414

Total Capital Markets		3,110,445

Mortgage Real Estate Investment Trusts (REITs) - 48.5%
AGNC Investment Corp.	23,882	365,156
Annaly Capital Management, Inc.	44,094	357,161
Apollo Commercial Real Estate Finance, Inc.	25,517	345,245
Arbor Realty Trust, Inc.	21,159	371,341
Blackstone Mortgage Trust, Inc., Class A	12,368	371,040
BrightSpire Capital, Inc.	39,266	367,137
Broadmark Realty Capital, Inc.	37,549	337,941
Chimera Investment Corp.	25,178	400,330
Great Ajax Corp.	28,552	360,897
Ladder Capital Corp., Class A	35,159	400,461
MFA Financial, Inc.	82,614	354,414
New Residential Investment Corp.	34,912	371,115
New York Mortgage Trust, Inc.	87,957	328,080
Redwood Trust, Inc.	30,567	391,869
Starwood Property Trust, Inc.	15,445	385,507
Two Harbors Investment Corp.	58,998	346,908
Western Asset Mortgage Capital Corp.	152,034	335,995

Total Mortgage Real Estate Investment Trusts (REITs)		6,190,597

TOTAL COMMON STOCKS (Cost: $9,755,448)		9,301,042

CLOSED-END MUTUAL FUNDS - 26.8%
United States - 26.8%
BlackRock Corporate High Yield Fund, Inc.	31,321	379,297
Blackstone Strategic Credit Fund	27,301	374,024
Eaton Vance Limited Duration Income Fund	28,488	372,338
Invesco Senior Income Trust	87,157	389,592
Nuveen Credit Strategies Income Fund	59,379	386,557
Oxford Lane Capital Corp.	53,330	413,308
PIMCO Corporate & Income Opportunity Fund	20,478	361,027
PIMCO Dynamic Credit and Mortgage Income Fund	18,238	376,250
PIMCO Dynamic Income Fund	14,640	369,660

TOTAL CLOSED-END MUTUAL FUNDS (Cost: $3,519,093)		3,422,053

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $13,274,541)		12,723,095
Other Assets less Liabilities - 0.3%		41,599

NET ASSETS - 100.0%		$12,764,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Alternative Income Fund (HYIN)

November 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,301,042	$—	$—	$9,301,042
Closed-End Mutual Funds	3,422,053	—	—	3,422,053

Total Investments in Securities	$12,723,095	$—	$—	$12,723,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 88.4%

U.S. Treasury Bills - 88.4%
0.04%, 2/17/22*	$44,000,000	$43,995,448
0.04%, 2/24/22*	15,000,000	14,998,485

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $58,994,667)		58,993,933

	Shares
EXCHANGE-TRADED FUND - 4.7%

United States - 4.7%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $3,092,295)	123,423	3,099,152

TOTAL INVESTMENTS IN SECURITIES - 93.1% (Cost: $62,086,962)		62,093,085
Other Assets less Liabilities - 6.9%		4,629,708

NET ASSETS - 100.0%		$66,722,793

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2021 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2021
WisdomTree Floating Rate Treasury Fund+	$2,870,813	$227,195	$—	$—	$1,144	$3,099,152

+	There was no recognition of capital gain distributions or dividend income by the Fund from its investment in the affiliate during the period.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Depreciation	Value
S&P 500 Index	(147)	$(69,090,000)	$4,700	12/17/2021	$(958,780)	$(1,285,175)	$(2,243,955)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$58,993,933	$—	$58,993,933
Exchange-Traded Fund	3,099,152	—	—	3,099,152

Total Investments in Securities	$3,099,152	$58,993,933	$—	$62,093,085

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(2,243,955)	$—	$(2,243,955)

Total - Net	$3,099,152	$56,749,978	$—	$59,849,130

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 80.4%

U.S. Treasury Bills - 80.4%
0.04%, 12/16/21*	$145,000,000	$144,995,845
0.02%, 4/21/22*(a)	1,130,000	1,129,701
0.06%, 5/19/22*(a)	15,316,000	15,310,009

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $161,439,531)		161,435,555

	Shares
EXCHANGE-TRADED FUND - 4.6%

United States - 4.6%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $9,322,295)	371,196	9,320,732

TOTAL INVESTMENTS IN SECURITIES - 85.0% (Cost: $170,761,826)		170,756,287
Other Assets less Liabilities - 15.0%		30,090,699

NET ASSETS - 100.0%		$200,846,986

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $16,439,710 as of November 30, 2021.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2021 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2021
WisdomTree Floating Rate Treasury Fund+	$8,141,762	$1,926,119	$749,385	$(900)	$3,136	$9,320,732

+	There was no recognition of capital gain distributions or dividend income by the Fund from its investment in the affiliate during the period.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	197	12/15/21	$(13,004,462)	$(1,013,319)
Aluminum	219	6/13/22	(14,389,669)	2,202,750
Copper	75	12/15/21	(17,854,688)	727,031
Copper	21	12/19/22	(4,907,962)	28,956
Nickel	70	12/13/21	(8,402,940)	(134,061)
Nickel	55	3/14/22	(6,562,710)	(161,040)
Zinc	101	12/13/21	(8,127,344)	(595,120)
Zinc	16	1/17/22	(1,283,500)	35,488

			$(74,533,275)	$1,090,685

Long Exposure
Aluminum	197	12/15/21	$13,004,462	$2,406,763
Aluminum	219	6/13/22	14,389,669	913,631
Aluminum	203	12/19/22	13,274,931	(1,767,300)
Bitcoin	20	12/31/21	5,778,000	(60,375)
Brent Crude	244	12/30/21	16,892,120	(3,349,070)
Cocoa	124	5/13/22	2,937,560	(121,870)
Coffee “C”	72	5/18/22	6,254,550	623,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2021

Copper	75	12/15/21	17,854,687	1,945,312
Copper	97	12/19/22	22,670,112	(1,136,644)
Corn	435	9/14/22	12,022,313	79,525
Cotton No. 2	36	3/09/22	1,915,380	68,785
Feeder Cattle	16	1/27/22	1,318,800	28,975
Gasoline RBOB	68	12/31/21	5,540,926	(936,625)
Gold 100 Ounce	108	8/29/22	19,244,520	(473,690)
HRW Wheat	86	7/14/22	3,479,775	308,788
Lean Hogs	109	2/14/22	3,486,910	20,050
Live Cattle	85	6/30/22	4,632,500	29,610
Low Sulphur Gasoil	83	5/12/22	4,888,700	(910,849)
Nickel	70	12/13/21	8,402,940	846,674
Nickel	61	2/14/22	7,295,112	175,044
Nickel	55	3/14/22	6,562,710	(21,699)
NY Harbor ULSD	95	3/31/22	8,076,558	(1,604,320)
Platinum	69	1/27/22	3,199,185	(343,580)
Silver	91	5/26/22	10,396,295	(647,555)
Soybean	162	11/14/22	9,792,900	(43,112)
Soybean Oil	125	5/13/22	4,139,250	(212,316)
Sugar No.11	241	6/30/22	4,869,357	(254,979)
Wheat	253	7/14/22	9,955,550	575,288
WTI Crude Oil	248	12/20/21	16,412,640	(3,592,880)
Zinc	101	12/13/21	8,127,344	1,091,706
Zinc	112	1/17/22	8,984,500	312,758

			$275,800,256	$(6,050,049)

Total - Net			$201,266,981	$(4,959,364)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$161,435,555	$—	$161,435,555
Exchange-Traded Fund	9,320,732	—	—	9,320,732

Total Investments in Securities	$9,320,732	$161,435,555	$—	$170,756,287

Financial Derivative Instruments
Futures Contracts[1]	$12,421,040	$—	$—	$12,421,040
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(17,380,404)	$—	$—	$(17,380,404)

Total - Net	$4,361,368	$161,435,555	$—	$165,796,923

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.6%

U.S. Treasury Bills - 76.6%
0.04%, 12/16/21*	$101,000,000	$100,997,106
0.05%, 5/19/22*(a)	7,509,000	7,506,063

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $108,505,799)		108,503,169

	Shares
EXCHANGE-TRADED FUND - 4.3%

United States - 4.3%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $6,047,350)	241,176	6,055,929

TOTAL INVESTMENTS IN SECURITIES - 80.9% (Cost: $114,553,149)		114,559,098
Other Assets less Liabilities - 19.1%		27,072,098

NET ASSETS - 100.0%		$141,631,196

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $7,506,063 as of November 30, 2021.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2021 were as follows:

Affiliate	Value at 8/31/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2021
WisdomTree Floating Rate Treasury Fund+	$5,997,796	$507,926	$451,751	$(422)	$2,380	$6,055,929

+	There was no recognition of capital gain distributions or dividend income by the Fund from its investment in the affiliate during the period.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	36	3/22/22	$(4,709,250)	$(12,953)
Cattle Feeder	33	1/27/22	(2,720,025)	(109,350)
Lean Hogs	92	12/14/21	(2,700,200)	159,610
Nickel	1	12/13/21	(120,042)	(5,004)
Sugar No. 11	131	2/28/22	(2,728,992)	154,706
U.S. Treasury Long Bond	29	3/22/22	(4,701,625)	(75,187)
Zinc	2	12/13/21	(160,938)	2,375

			$(17,841,072)	$114,197

Long Exposure
Aluminum	44	12/15/21	$2,904,550	$83,972
Brazil Real Currency	140	12/30/21	2,464,000	(2,950)
Brent Crude	33	12/30/21	2,284,590	(341,150)
Copper	11	12/15/21	2,618,687	894
E-Mini Russell 2000 Index	97	12/17/21	10,656,905	(253,590)
Euro Stoxx 50	235	12/17/21	10,784,318	(325,985)
Gasoline RBOB	28	12/31/21	2,281,558	(356,068)
HRW Wheat	72	3/14/22	2,960,100	100,575
Indian Rupee/U.S. Dollar	91	12/29/21	2,414,412	(15,154)
Korean Won Currency	22	12/13/21	2,321,000	5,250
Lead	49	12/13/21	2,815,356	(69,594)
Low Sulphur Gasoil	43	1/12/22	2,570,325	(410,775)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2021

Mexican Peso Currency	101	12/13/21	2,346,735	(91,665)
Natural Gas	49	12/29/21	2,237,830	(580,030)
Nickel	24	12/13/21	2,881,008	118,254
Nikkei 225	48	3/10/22	11,595,755	(947,756)
NY Harbor ULSD	26	12/31/21	2,249,848	(363,985)
Russian Ruble Currency	72	12/15/21	2,416,500	(79,382)
S&P 500 E-Mini Index	52	12/17/21	11,872,250	115,873
S&P/TSX 60 Index	58	12/16/21	11,267,228	(106,021)
South African Rand Currency	76	12/13/21	2,381,650	(97,725)
Tin	14	12/13/21	2,792,650	197,260
Wheat	72	3/14/22	2,834,100	(12,013)
WTI Crude Oil	33	12/20/21	2,183,940	(382,200)
Zinc	33	12/13/21	2,655,469	(38,444)

			$106,790,764	$(3,852,409)

Total - Net			$88,949,692	$(3,738,212)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$108,503,169	$—	$108,503,169
Exchange-Traded Fund	6,055,929	—	—	6,055,929

Total Investments in Securities	$6,055,929	$108,503,169	$—	$114,559,098

Financial Derivative Instruments
Futures Contracts[1]	$938,769	$—	$—	$938,769
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,676,981)	$—	$—	$(4,676,981)

Total - Net	$2,317,717	$108,503,169	$—	$110,820,886

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

November 30, 2021

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 76.8%

U.S. Treasury Bill - 76.8%
0.05%, 12/16/21*
(Cost: $1,949,957)	$1,950,000	$1,949,944

PURCHASED OPTIONS (EXCHANGE-TRADED) - 16.8%

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iShares MSCI EAFE ETF	65	$416,000	$64	1/21/22	$97,940	$(12,790)	85,150
iShares MSCI Emerging Markets ETF	44	205,612	46.73	1/21/22	18,339	(6,855)	11,484
iShares Russell 2000 ETF	24	432,000	180	1/21/22	113,707	(15,859)	97,848
SPDR S&P 500 ETF Trust	31	1,190,400	384	1/21/22	215,910	18,032	233,942

TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $445,896)							428,424

TOTAL INVESTMENTS IN SECURITIES - 93.6% (Cost: $2,395,853)							2,378,368
Other Assets less Liabilities - 6.4%							161,560

NET ASSETS - 100.0%							$2,539,928

*	Interest rate shown reflects the yield to maturity at the time of purchase.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF	(65)	$(565,500)	$87	1/21/2022	$(380)	$(1,570)	$(1,950)
iShares MSCI Emerging Markets ETF	(44)	(277,200)	63	1/21/2022	(90)	24	(66)
iShares Russell 2000 ETF	(24)	(588,000)	245	1/21/2022	(5,791)	3,247	(2,544)
SPDR S&P 500 ETF Trust	(31)	(1,612,000)	520	1/21/2022	(338)	13	(325)

					$(6,599)	$1,714	$(4,885)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Target Range Fund (GTR)

November 30, 2021

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of November 30, 2021 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,949,944	$—	$1,949,944
Purchased Options	—	428,424	—	428,424

Total Investments in Securities	$—	$2,378,368	$—	$2,378,368

Liabilities:

Financial Derivative Instruments
Written Options[1]	$—	$(4,885)	$—	$(4,885)

Total - Net	$—	$2,373,483	$—	$2,373,483

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EUR	Euro
GBP	British pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

HRW	Hard Red Winter
RBOB	Reformulated Blendstock for Oxygenate Blending
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time for all Funds except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEF” or “CEFs”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Investments (unaudited) (concluded)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended November 30, 2021, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Digital Assets Risk - The WisdomTree Enhanced Commodity Strategy Fund (“GCC”) invests up to 5% of its net assets in bitcoin futures contracts. GCC only invests in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. GCC does not invest in bitcoin directly. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC.